UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Catalyst Funds

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  06/30/2010

Date of reporting period: 06/30/2010

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended June 30, 2010 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

America First Absolute Return Fund
America First Quantitative Strategies Fund

June 30, 2010

Catalyst Funds
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

AmericaFirst Capital Management, LLC is located at 8150 Sierra College Blvd (Suite 290); Roseville, CA and distributes its mutual funds through Matrix Capital Group, Inc.   AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc.  AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

The America First Absolute Return Fund Class A shares including front-end sales charges returned -17.07% for the period since inception from February 26, 2010 through June 30, 2010.  For the same period, the S&P 500 Total Return Index 1 returned -6.08%.  For the year ended June 30, 2010, The America First Quantitative Strategies Fund Class A shares including front-end sales charges returned +14.20% versus a return of +14.43% for the S&P 500 Total Return Index.

Absolute Return Fund

After a strong performance in March and April, the America First Absolute Return Fund suffered through a volatile May and June to finish its initial fiscal period on a down note.

Financial Services stocks had the most downside impact on the Fund as one security was delisted (despite outperforming the Market) in June and another earned nearly 400% in April only to return the gains in May and June.  The portfolio will rebalance itself on July 1st.

Quantitative Strategies Fund

The Fund owned the following optimized allocation of its proprietary investment models:

•	50% AmericaFirst Income Trends Model

•	25% AmericaFirst Defensive Growth Model

•	25% AmericaFirst Absolute Return Model

The Models were represented either by AmericaFirst Unit Investment Trusts or individual securities.  Each of these AmericaFirst Models positively contributed to the Fund’s fiscal year returns.

The Fund enters into the next fiscal year with the same portfolio allocation.

Thank you for entrusting AmericaFirst with your hard-earned dollars.

Respectfully,

Rick Gonsalves

President

AmericaFirst Capital Management, LLC

This report is intended for the Funds’ shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  We advise you to consider the Funds’ objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Funds.  To obtain a prospectus or other information about the Funds, please visit www.afcm-uit.com or call 1-877-217-8363.  Please read the prospectus carefully before investing.

1 The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues  listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  The America First Absolute Return Fund and America First Quantitative Strategies Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month end can be obtained by calling 1-877-217-8363.  There is a maximum front-end sales load of 5.00% and 2.50% ("sales load") imposed on certain Class A subscriptions and Class U subscriptions, respectively, for the America First Absolute Return Fund.  There is a maximum front-end sales load of 4.00% and 1.00% ("sales load") imposed on certain Class A subscriptions and Class C subscriptions, respectively, for the America First Quantitative Strategies Fund.  A 1.00% Contingent Deferred Sales Charge is imposed on certain redemptions of Class A, Class C and Class U shares redeemed less than twelve months after the date of purchase.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Please see Total Return Table on the following pages for additional return information.

AMERICA FIRST FUNDS
AMERICA FIRST ABSOLUTE RETURN FUND
June 30, 2010 (Unaudited)	Annual Report

The Fund's holdings were divided among the following economic sectors:

	Value	Percentage
Exchange-Traded Funds	$11,825,119	93.70%
Telecommunications	794,633	6.30%
Media	57	0.00%
Total Portfolio Holdings	$12,619,809	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2010 and are subject to change.

AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
June 30, 2010 (Unaudited)		Annual Report

The Fund's holdings were divided among the following economic sectors:

	Value	Percentage
Unit Investment Trusts	$13,386,251	41.40%
Insurance	4,222,099	13.06%
Pharmaceuticals	2,995,281	9.26%
Banks	2,903,329	8.98%
Exchange-Traded Funds	1,405,868	4.35%
Investment Companies	1,270,401	3.93%
Internet	1,030,202	3.19%
Food	971,604	3.01%
Agriculture	950,124	2.94%
Short-Term Investments	905,370	2.80%
Commercial Services	516,773	1.60%
Apparel	389,058	1.20%
Retail	290,732	0.90%
Media	266,389	0.82%
Beverages	254,206	0.79%
Auto Parts & Equipment	252,431	0.78%
Diversified Financial Services	185,707	0.57%
Home Builders	31,325	0.10%
Electronics	25,063	0.08%
Advertising	26,250	0.08%
Computers	20,075	0.06%
Energy - Alternate Sources	17,355	0.05%
Chemicals	13,534	0.04%
Mining	3,254	0.01%
Total Portfolio Holdings	$32,332,681	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2010 and are subject to change.

AMERICA FIRST FUNDS	ANNUAL REPORT
June 30, 2010 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICA FIRST ABSOLUTE RETURN FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		Commencement of Operations
		through June 30, 2010 (1)
Class A	Without sales load	(12.70)%
	With sales load	(17.07)%
Class U	Without sales load	(12.80)%
	With sales load	(14.98)%
S&P 500 Total Return Index		(6.08)%

(1)	America First Absolute Return Fund Class A and Class U shares commenced operations on February 26, 2010. Aggregate Total Return, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363

The above graph depicts the performance of the America First Absolute Return Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the America First Absolute Return Fund, which will not invest in certain securities comprising this index.

AMERICA FIRST FUNDS	ANNUAL REPORT
June 30, 2010 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICA FIRST QUANTITATIVE STRATEGIES FUND AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

			Commencement of Operations
		One Year	through June 30, 2010 (1)
Class A	Without sales load	18.96%	(15.03)%
	With sales load	14.20%	(16.28)%
Class C	Without sales load	17.95%	(15.66)%
	With sales load	16.77%	(15.97)%
S&P 500 Total Return Index		14.43%	(11.28)%

(1)	America First Quantitative Strategies Fund Class A and Class C shares commenced operations on September 28, 2007.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363

The above graph depicts the performance of the America First Quantitative Strategies Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the America First Quantitative Strategies Fund, which will not invest in certain securities comprising this index.

AMERICA FIRST FUNDS EXPENSE EXAMPLE	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period (02/26/10 for the Absolute Return Fund and 01/01/10 for the Quantitative Strategies Fund) and held for the entire period through 06/30/10.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses.  You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from February 26, 2010 through June 30, 2010

Actual Fund Return (in parentheses)	Beginning Account Value 02/26/10	Ending Account Value 06/30/10	Expenses Paid During Period*
America First Absolute Return Fund Class A (-12.70%)	$1,000.00	$873.00	$7.79
America First Absolute Return Fund Class U (-12.80%)	1,000.00	872.00	9.38
Hypothetical 5% Fund Return	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expenses Paid During Period**
America First Absolute Return Fund Class A	$1,000.00	$1,012.60	$12.23
America First Absolute Return Fund Class U	1,000.00	1,010.20	14.70

*Expenses are equal to the Fund’s annualized expense ratios of 2.45% and 2.95% for the America First Absolute Return Fund Class A and Class U shares, respectively; multiplied by the average account value over the period, multiplied by 124/365 to reflect the period from 02/26/10 to 06/30/10.

** Expenses are equal to the Fund’s annualized expense ratios of 2.45% and 2.95% for the America First Absolute Return Fund Class A and Class U shares, respectively; multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period

AMERICA FIRST FUNDS EXPENSE EXAMPLE	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)(Continued)

Expenses and Value of a $1,000 Investment for the six month period January 1, 2010 through June 30, 2010

Actual Fund Return (in parentheses)	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A (-1.19%)	$1,000.00	$988.10	$7.39
America First Quantitative Strategies Fund Class C (-1.65%)	1,000.00	983.50	7.50

Hypothetical 5% Fund Return	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A	$1,000.00	$1,017.40	$11.07
America First Quantitative Strategies Fund Class C	1,000.00	1,013.60	11.23

*Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 2.25% for the America First Quantitative Strategies Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-217-8363.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund’s prospectus dated March 1, 2010 were as follows:
America First Absolute Return Fund Class A, gross of fee waivers or expense reimbursements	2.60%
America First Absolute Return Fund Class A, after waiver and reimbursement	2.55%
America First Absolute Return Fund Class U, gross of fee waivers or expense reimbursements	3.10%
America First Absolute Return Fund Class U, after waiver and reimbursement	3.05%

America First Quantitative Strategies Fund Class A, gross of fee waivers or expense reimbursements	6.64%
America First Quantitative Strategies Fund Class A, after waiver and reimbursement	2.55%
America First Quantitative Strategies Fund Class C, gross of fee waivers or expense reimbursements	7.39%
America First Quantitative Strategies Fund Class C, after waiver and reimbursement	3.30%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Absolute Return Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares and 2.95% for Class U shares of the America First Absolute Return Fund’s average daily net assets through June 30, 2011.  Total Gross Operating Expenses (Annualized) during the period since inception from February 26, 2010 through June 30, 2010 were 2.78% for Class A and 3.28% for Class U of the America First Absolute Return Fund.  The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Quantitative Strategies Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares and 2.25% for Class C shares of the America First Quantitative Strategies Fund’s average daily net assets through June 30, 2011.  Total Gross Operating Expenses (Annualized) during the year ended June 30, 2010 were 2.46% for Class A and 3.22% for Class C of the America First Quantitative Strategies Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the year ended June 30, 2010.

AMERICA FIRST FUNDS
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
June 30, 2010	Annual Report

DOMESTIC COMMON STOCK - (0.00%)	Shares	Value

MEDIA - (0.00%)
Belo Corp. Class A*	10	$57
TOTAL COMMON STOCK (Cost $69)		57

FOREIGN COMMON STOCK - (1.23%)
AUSTRALIA - (1.23%)

TELECOMMUNICATIONS - (1.23%)
TPG Telecom Ltd.	491,709	794,633
TOTAL FOREIGN COMMON STOCK (Cost $1,134,135)		794,633

EXCHANGE-TRADED FUNDS - (18.25%)
Technology Select Sector SPDR Fund	72,472	1,478,429
Financial Select Sector SPDR Fund	107,759	1,488,152
First Trust Dow Jones Internet Index Fund *	61,588	1,471,029
iShares Dow Jones US Financial Sector Index Fund	29,933	1,482,881
iShares MSCI Brazil Index Fund	11,750	728,030
iShares MSCI Mexico Investable Market Index Fund	15,301	732,765
iShares Russell Microcap Index Fund	25,161	984,802
iShares Russell 2000 Value Index Fund	17,275	985,366
iShares S&P Latin America 40 Index Fund	17,732	734,459
Market Vectors Brazil Small-Cap ETF	17,170	748,955
Vanguard Small-Cap Value ETF	18,372	990,251
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,045,173)		11,825,119

TOTAL INVESTMENTS (Cost $13,179,377) - 19.48%		$12,619,809

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 80.52%		52,174,468

NET ASSETS - 100%		$64,794,277

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2010

America First
Absolute
Return Fund
Assets:
Investments, at value	$12,619,809
Receivables:
Investments sold	78,968,243
Capital shares sold	558,365
Dividends	10,266
Interest	391
Prepaid expenses	46,661
Total assets	92,203,735

Liabilities:
Payables:
Investments purchased	26,564,645
Distribution and/or service (12b-1) fees	2,704
Due to Manager	3,004
Due to Administrator	18,276
Due to Custodian	135,783
Capital shares redeemed	665,986
Other liabilities and accrued expenses	19,060
Total liabilities	27,409,458
Net Assets	$64,794,277

Investments, at cost	$13,179,377

Net Assets consist of:
Paid-in capital	$79,334,222
Accumulated net investment loss	(1,095)
Accumulated net realized capital loss	(13,979,282)
Net unrealized depreciation on investments	(559,568)

Total Net Assets (Unlimited no par value shares of beneficial interest authorized)	$64,794,277

Class A shares:
Net Assets applicable to 3,897,944 shares issued and outstanding	$34,043,289
Net Asset Value per share	$8.73
Maximum offering price per share (1)	$9.19
Minimum redemption price per share (2)	$8.64
Class U shares:
Net Assets applicable to 3,528,341 shares issued and outstanding	$30,750,988
Net Asset Value per share	$8.72
Maximum offering price per share (1)	$8.94
Minimum redemption price per share (3)	$8.63

(1)	There is a maximum front-end sales charge (load) of 5.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 2.50% imposed on purchases of Class U shares.
(2)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)
Investments in Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
STATEMENT OF OPERATIONS

America First
Absolute
Return Fund
For the
Period
Ended
June 30, 2010 (1)

Investment income:
Dividends - net of foreign withholding taxes of: $7,533	$314,309
Interest	2,466
Total investment income	316,775

Expenses:
Management fees	262,730
Distribution and/or service (12b-1) fees - Class A	44,164
Distribution and/or service (12b-1) fees - Class U	86,826
Accounting and transfer agent fees and expenses	54,594
Registration fees	36,709
Custody fees	22,764
Audit and tax fees	13,500
Compliance officer compensation	4,000
Legal fees	3,245
Pricing fees	817
Networking fees	764
Trustees fees	375
Miscellaneous	155
Total expenses	530,643
Less: fees waived and expenses absorbed	(58,104)
Net expenses	472,539

Net investment loss	(155,764)

Realized and unrealized loss on investments and foreign currency transactions:
Net realized loss on investments and foreign currency transactions	(13,980,377)
Net unrealized depreciation on investments	(559,568)
Net realized and unrealized loss on investments and foreign currency transactions	(14,539,945)

Net decrease in net assets resulting from operations	$(14,695,709)

(1) The America First Absolute Return Fund commenced operations on February 26, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

America First
Absolute
Return Fund
For the
Period
Ended
June 30, 2010 (1)

Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(155,764)
Net realized loss on investments and foreign currency transactions	(13,980,377)
Net unrealized depreciation on investments	(559,568)
Net decrease in net assets resulting from operations	(14,695,709)

Increase in net assets from capital share
transactions (Note 2)	79,489,986

Total increase in net assets	64,794,277

Net Assets:
Beginning of period	-
End of period	$64,794,277

Accumulated net investment loss	$(1,095)

(1) The America First Absolute Return Fund commenced operations on February 26, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

America First Absolute Return Fund

	Class A

	For the Period Ended
	June 30, 2010 (1)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments and foreign currency transactions	(1.26)
Total from investment operations	(1.27)

Net Asset Value, End of Period	$8.73

Total Return (a)	(12.70)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$34,043

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (d)	2.78%	(b)
After fees waived and expenses absorbed (d)	2.45%	(b)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (d)	(0.97)%	(b)
After fees waived and expenses absorbed (d)	(0.64)%	(b)

Portfolio turnover rate	347.59%	(c)

(a)
Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Annualized.
(c) Not annualized.
(d) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(1) The America First Absolute Return Fund Class A shares commenced operations on February 26, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

America First Absolute Return Fund

	Class U

	For the Period Ended
	June 30, 2010 (1)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	(0.03)
Net realized and unrealized loss on investments and foreign currency transactions	(1.25)
Total from investment operations	(1.28)

Net Asset Value, End of Period	$8.72

Total Return (a)	(12.80)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$30,751

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (d)	3.28%	(b)
After fees waived and expenses absorbed (d)	2.95%	(b)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (d)	(1.47)%	(b)
After fees waived and expenses absorbed (d)	(1.14)%	(b)

Portfolio turnover rate	347.59%	(c)

(a)
Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Annualized.
(c) Not annualized.
(d) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(1) The America First Absolute Return Fund Class U shares commenced operations on February 26, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2010	Annual Report

COMMON STOCK - (22.71%)	Shares	Value

AGRICULTURE - (2.87%)
Archer-Daniels-Midland Co.	36,798	$950,124

APPAREL - (1.17%)
CROCS, Inc.*	36,773	389,058

AUTO PARTS & EQUIPMENT - (0.76%)
American Axle & Manufacturing Holdings, Inc.*	34,438	252,431

BEVERAGES - (0.77%)
Cott Corp.*	43,678	254,206

CHEMICALS - (0.04%)
Lyondell Basell Industries NV*	838	13,534

DIVERSIFIED FINANCIAL SERVICES - (0.30%)
Federal Home Loan Mortgage Corp.*	239,000	98,707

ENERGY - ALTERNATIVE SOLUTIONS - (0.05%)
Aventine Renewable Energy Holdings, Inc.*	569	17,355

FOOD - (2.94%)
ConAgra Foods, Inc.	41,664	971,604

INSURANCE - (2.22%)
Ambac Financial Group, Inc.*	418,179	280,180
MGIC Investment Corp.*	29,598	203,930
The Phoenix Cos., Inc.*	118,285	249,581
		733,691
INVESTMENT COMPANIES - (0.85%)
American Capital Ltd.*	58,216	280,601

MEDIA - (0.80%)
Belo Corp.*	46,817	266,389

MINING - (0.01%)
Teck Resources Ltd.	110	3,254

PHARMACEUTICALS - (9.05%)
Bristol-Myers Squibb Co.	40,450	1,008,823
Eli Lilly & Co.	29,293	981,315
Merck & Co., Inc.	28,743	1,005,143
		2,995,281
RETAIL - (0.88%)
Pier 1 Imports, Inc.*	45,356	290,732
TOTAL COMMON STOCK (Cost $8,611,128)		7,516,967

CORPORATE BONDS - (0.66%)	Principal	Value

ADVERTISING - (0.08%)
Affinion Group, Inc., 11.50%, 10/15/2015	$25,000	$26,250

BANKS - (0.06%)
Banco Hipotecario SA, 9.75%, 04/27/2016	20,000	19,000

COMMERCIAL SERVICES - (0.03%)
Ahern Rentals, Inc., 9.25%, 08/15/2013	25,000	8,438

COMPUTERS - (0.06%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	20,075

DIVERSIFIED FINANCIAL SERVICES - (0.26%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 **	100,000	87,000

ELECTRONICS - (0.08%)
Stoneridge, Inc., 11.50%, 05/01/2012	25,000	25,063

HOME BUILDERS - (0.09%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	35,000	31,325
TOTAL CORPORATE BONDS (Cost $214,216)		217,151

AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2010	Annual Report

	Shares	Value
EXCHANGE-TRADED FUNDS - (4.25%)
iShares MSCI Australia Index Fund (Cost $1,735,965)	74,071	$1,405,868

PREFERRED STOCKS - (26.89%)

BANKS - (8.71%)
Bank of America Corp., 8.6250%	40,309	1,004,097
HSBC Holdings PLC, 6.20%, Series A	46,484	997,082
Morgan Stanley, 4.00%, Floating Series A	50,902	883,150
		2,884,329
COMMERCIAL SERVICES - (1.54%)
ING Groep NV, 8.50%	23,361	508,335

INSURANCE - (10.54%)
Aegon NV, 7.25%	24,664	485,634
America International Group, 7.70%, 12/18/2062	51,567	984,930
Prudential Financial, Inc., 9.00%, 6/15/2038	37,906	1,030,285
XL Capital Ltd., 10.75%, 08/15/2011	39,298	987,559
		3,488,408
INTERNET - (3.11%)
Fifth Third CAP VII, 8.875% 05/15/68	40,321	1,030,202

INVESTMENT COMPANIES - (2.99%)
Allied Capital Corp., 6.875%, 04/15/2047	51,285	989,800
TOTAL PREFERRED STOCKS (Cost $9,390,041)		8,901,074

UNIT INVESTMENT TRUSTS - (40.44%)
America First Absolute Return Portfolio, Series 2 ***	122,820	1,306,928
America First Defensive Growth Portfolio, Series 6 ***	405,629	4,085,414
America First Income Trends Portfolio, Series 4 ***	180,000	1,919,142
America First Income Trends Portfolio, Series 5 ***	577,197	6,074,767
TOTAL UNIT INVESTMENT TRUSTS (Cost $13,200,799)		13,386,251

SHORT-TERM INVESTMENTS - (2.74%)
Fidelity Institutional Money Market Fund Class I, 0.29% ****	905,370	905,370
TOTAL SHORT-TERM INVESTMENTS (Cost $905,370)		905,370

TOTAL INVESTMENTS (Cost $34,057,519) - 97.69%		$32,332,681

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.31%		764,976

NET ASSETS - 100%		$33,097,657

*	Non-income producing security.
**
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

***	Affiliated company. The aggregate fair value of all securities of affiliated companies held in the Fund as of June 30, 2010 amounted to $13,386,251 representing 40.44% of net assets.
****	Rate shown represents the rate at June 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2010

America First
Quantitative
Strategies Fund
Assets:
Investments in unaffiliated securities, at value	$18,946,430
Investments in affiliated securities, at value	13,386,251
Total Investments, at value	32,332,681
Receivables:
Investments sold	571,340
Capital shares sold	211,211
Dividends	63,245
Interest	4,247
Prepaid expenses	25,264
Total assets	33,207,988

Liabilities:
Payables:
Capital shares redeemed	41,941
Distribution payable	28,538
Distribution and/or service (12b-1) fees	14,067
Due to Manager	208
Due to administrator	10,366
Other liabilities and accrued expenses	15,211
Total liabilities	110,331
Net Assets	$33,097,657

Investments in unaffiliated securities, at cost	$20,856,720
Investments in affiliated securities, at cost	13,200,799
Total Investments, at cost	$34,057,519
Net Assets consist of:
Paid-in capital	$34,481,081
Accumulated net investment income	4,456
Accumulated net realized capital gains	336,958
Net unrealized depreciation on investments	(1,724,838)

Total Net Assets (Unlimited no par value shares of beneficial interest authorized)	$33,097,657

Class A shares:
Net Assets applicable to 2,987,385 shares issued and outstanding	$16,669,456
Net Asset Value per share	$5.58
Maximum offering price per share (1)	$5.81
Minimum redemption price per share (2)	$5.52
Class C shares:
Net Assets applicable to 2,953,158 shares issued and outstanding	$16,428,201
Net Asset Value per share	$5.56
Maximum offering price per share (1)	$5.62
Minimum redemption price per share (3)	$5.50

(1)	There is a maximum front-end sales charge (load) of 4.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 1.00% imposed on purchases of Class C shares.
(2)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)
A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
CONSOLIDATED STATEMENTS OF OPERATIONS

	America First	America First
	Quantitative	Growth Portfolio,
	Strategies Fund	Series 2
	For the	For the
	Year	Period July 1, 2009
	Ended	Through
	June 30, 2010	December 18, 2009
		(Unaudited)
Investment income:
Dividends - unaffiliated issuers (net of foreign withholding taxes of: $- and $113)	$277,175	$2,380
Dividends - affiliated issuers	470,520	-
Interest	35,578	-
Total investment income	783,273	2,380

Expenses:
Management fees	154,683	219
Distribution and/or service (12b-1) fees - Class A	22,791	-
Distribution and/or service (12b-1) fees - Class C	63,517	-
Accounting and transfer agent fees and expenses	67,966	5,507
Registration fees	35,386	-
Audit and tax fees	15,500	1,112
Compliance officer compensation	12,000	-
Legal fees	19,364	-
Custody fees	13,526	-
Pricing fees	2,536	-
Miscellaneous	3,285	6,862
Trustees fees	1,963	-
Insurance fees	1,385	-
Networking fees	681	-
Interest expense	113	-
Total expenses	414,696	13,700
Less: fees waived and expenses absorbed	(134,924)	-
Net expenses	279,772	13,700

Net investment income (loss)	503,501	(11,320)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments - unaffiliated issuers	380,178	-
Net realized gain on investments - affiliated issuers	785,758	-
Net change in unrealized appreciation (depreciation) on investments - unaffiliated issuers	(1,827,439)	79,506
Net change in unrealized appreciation on investments - affiliated issuers	(167,632)	-
Net realized and unrealized gain (loss) on investments	(829,135)	79,506

Net increase (decrease) in net assets resulting from operations	$(325,634)	$68,186

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
CONSOLIDATED STATEMENTS OF OPERATIONS

			Consolidated
	Eliminations		Totals
	For the		For the
	Year		Year
	Ended		Ended
	June 30, 2010		June 30, 2010

Investment income:
Dividends - unaffiliated issuers (net of foreign withholding taxes of: $- and $113)	$-		$279,555
Dividends - affiliated issuers	-		470,520
Interest	-		35,578
Total investment income	-		785,653

Expenses:
Management fees	-		154,902
Distribution and/or service (12b-1) fees - Class A	-		22,791
Distribution and/or service (12b-1) fees - Class C	-		63,517
Accounting and transfer agent fees and expenses	-		73,473
Registration fees	-		35,386
Audit and tax fees	-		16,612
Compliance officer compensation	-		12,000
Legal fees	-		19,364
Custody fees	-		13,526
Pricing fees	-		2,536
Miscellaneous	-		10,147
Trustees fees	-		1,963
Insurance fees	-		1,385
Networking fees	-		681
Interest expense	-		113
Total expenses	-		428,396
Less: fees waived and expenses absorbed	-		(134,924)
Net expenses	-		293,472

Net investment income	-		492,181

Realized and unrealized gain (loss) on investments:
Net realized gain on investments - unaffiliated issuers	-		380,178
Net realized gain on investments - affiliated issuers	(65,970)	(a)	719,788
Net change in unrealized appreciation (depreciation) on investments - unaffiliated issuers	-		(1,747,933)
Net change in unrealized appreciation on investments - affiliated issuers	18,801	(b)	(148,831)
Net realized and unrealized loss on investments	(47,169)		(796,798)

Net decrease in net assets resulting from operations	$(47,169)		$(304,617)

(a) Reduction for realized gain on investment in Growth Portfolio, Series 2.
(b) Reduction for unrealized appreciation on investment in Growth Portfolio, Series 2.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	America First	America First
	Quantitative	Growth Portfolio,
	Strategies Fund	Series 2
	For the	For the
	Year	Period July 1, 2009
	Ended	Through
	June 30, 2010	December 18, 2009

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$503,501	$(11,320)
Net realized gain on investments	1,165,936	-
Net change in unrealized appreciation (depreciation) on investments	(1,995,071)	79,506
Net increase (decrease) in net assets resulting from operations	(325,634)	68,186

Distributions to shareholders from:
Net investment income - Class A	(297,024)	-
Net investment income - Class C	(202,021)	-
Total distributions to shareholders	(499,045)	-

Increase (decrease) in net assets from capital share
transactions (Note 2)	30,740,009	(316,135)

Minority interest	-	-

Total increase (decrease) in net assets	29,915,330	(247,949)

Net Assets:
Beginning of period	3,182,327	331,265
End of period	$33,097,657	$83,316

Accumulated net investment income (loss)	$4,456	$(11,320)

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

			Consolidated
	Eliminations		Totals
	For the		For the
	Year		Year
	Ended		Ended
	June 30, 2010		June 30, 2010

Increase (Decrease) in Net Assets
Operations:
Net investment income	$-		$492,181
Net realized gain on investments	(65,970)	(a)	1,099,966
Net change in unrealized appreciation (depreciation) on investments	18,801	(b)	(1,896,764)
Net increase (decrease) in net assets resulting from operations	(47,169)		(304,617)

Distributions to shareholders from:
Net investment income - Class A	-		(297,024)
Net investment income - Class C	-		(202,021)
Total distributions to shareholders	-		(499,045)

Increase (decrease) in net assets from capital share
transactions	275,881	(c)	30,699,755

Minority interest	19,237	(d)	19,237

Total increase (decrease) in net assets	247,949		29,915,330

Net Assets:
Beginning of period	(331,265)		3,182,327
End of period	$(83,316)		$33,097,657

Undistributed net investment income (loss)	$11,320		$4,456

(a) Reduction for realized gain on investment in Growth Portfolio, Series 2.
(b) Reduction for unrealized appreciation on investment in Growth Portfolio, Series 2.
(c) Reduction for withdrawal by the Fund from Growth Portfolio, Series 2.
(d) Reduction for minority interest of Growth Portfolio, Series 2.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	America First	America First
	Quantitative	Growth Portfolio,
	Strategies Fund	Series 2
		For the Period
		September 3, 2008
	For the Year Ended	through
	June 30, 2009	June 30, 2009

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$79,331	$(14,519)
Net realized loss on investments	(744,051)	(110,650)
Net change in unrealized appreciation on investments	395,784	54,218
Net decrease in net assets resulting from operations	(268,936)	(70,951)

Distributions to shareholders from:
Net investment income - Class A	(68,147)	(3,274)
Net investment income - Class C	(11,557)	-
Total distributions to shareholders	(79,704)	(3,274)

Increase in net assets from capital share
transactions (Note 2)	2,031,565	405,490

Minority interest	-	-

Total increase in net assets	1,682,925	331,265

Net Assets:
Beginning of period	1,499,402	-
End of period	$3,182,327	$331,265

Accumulated net investment loss	$-	$(16,879)

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

			Consolidated
	Eliminations		Totals

	For the Year Ended		For the Year Ended
	June 30, 2009		June 30, 2009

Increase (Decrease) in Net Assets
Operations:
Net investment income	$(2,611)	(a)	$62,201
Net realized loss on investments	25,244	(b)	(829,457)
Net change in unrealized depreciation on investments	(18,801)	(c)	431,201
Net decrease in net assets resulting from operations	3,832		(336,055)

Distributions to shareholders from:
Net investment income - Class A	2,611	(d)	(68,810)
Net investment income - Class C	-		(11,557)
Total distributions to shareholders	2,611		(80,367)

Increase (decrease) in net assets from capital share
transactions (Note 2)	(235,155)	(e)	2,201,900

Minority interest	(102,553)	(f)	(102,553)

Total increase (decrease) in net assets	(331,265)		1,682,925

Net Assets:
Beginning of period	-		1,499,402
End of period	$(331,265)		$3,182,327

Accumulated net investment loss	$-		$(16,879)

(a) Reduction for dividend income received by the Fund from the Growth Portfolio, Series 2.
(b) Reduction for realized loss on investment in Growth Portfolio, Series 2.
(c) Reduction for unrealized appreciation on investment in Growth Portfolio, Series 2.
(d) Addition for distribution paid to the Fund by Growth Portfolio, Series 2.
(e) Reduction for contribution from the Fund into Growth Portfolio, Series 2.
(f) Reduction for minority interest of Growth Portfolio, Series 2 held by the Fund.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Quantitative Strategies Fund

	Class A

	For the Year Ended		For the Year Ended		For the Period Ended
	June 30, 2010		June 30, 2009		June 30, 2008 (1)

Net Asset Value, Beginning of Period	$4.81		$7.89		$10.00

Investment Operations:
Net investment income	0.15		0.23		0.48
Net realized and unrealized gain (loss) on investments	0.76		(3.06)		(2.10)
Total from investment operations	0.91		(2.83)		(1.62)

Distributions from:
Net investment income	(0.14)		(0.25)		(0.49)
Total distributions	(0.14)		(0.25)		(0.49)

Net Asset Value, End of Period	$5.58		$4.81		$7.89

Total Return (a)	18.96%		(35.75)%		(16.49)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$16,669		$2,857		$1,071

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.46%	(c)	6.42%	(c)	11.17%	(b)
After fees waived and expenses absorbed	1.59%	(c)	2.33%	(c)	1.50%	(b)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.55%		(0.88%)		(0.22)%	(b)
After fees waived and expenses absorbed	3.42%		3.21%		9.45%	(b)

Portfolio turnover rate	76.67%		188.73%		126.20%	(d)

(a)
Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b)	Annualized.
(c)
The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09% and 0.83% for the years ended June 30, 2010 and June 30, 2009, respectively. These ratios exclude the impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio, Series 2.

(d)	Not annualized.
(1)	The America First Quantitative Strategies Fund Class A shares commenced operations on September 28, 2007. This period is not consolidated.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Quantitative Strategies Fund

	Class C

	For the Year Ended		For the Year Ended		For the Period Ended
	June 30, 2010		June 30, 2009		June 30, 2008 (1)

Net Asset Value, Beginning of Period	$4.81		$7.89		$10.00

Investment Operations:
Net investment income	0.11		0.19		0.48
Net realized and unrealized gain (loss) on investments	0.76		(3.05)		(2.14)
Total from investment operations	0.87		(2.86)		(1.66)

Distributions from:
Net investment income	(0.12)		(0.22)		(0.45)
Total distributions	(0.12)		(0.22)		(0.45)

Net Asset Value, End of Period	$5.56		$4.81		$7.89

Total Return (a)	17.95%		(36.21)%		(16.90)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$16,428		$325		$428

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.22%	(c)	7.17%	(c)	11.92%	(b)
After fees waived and expenses absorbed	2.34%	(c)	3.08%	(c)	2.25%	(b)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.96%		(1.63)%		(0.97)%	(b)
After fees waived and expenses absorbed	2.84%		2.46%		8.70%	(b)

Portfolio turnover rate	76.67%		188.73%		126.20%	(d)

(a)
Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Annualized.
(c)
The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09% and 0.83% for the years ended June 30, 2010 and June 30, 2009, respectively. These ratios exclude the impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio, Series 2.

(d) Not annualized.
(1)	The America First Quantitative Strategies Fund Class C shares commenced operations on September 28, 2007. This period is not consolidated.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").  The Trust currently consists of fourteen series.  These financial statements include the following two series:  The America First Absolute Return Fund and America First Quantitative Strategies Fund (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified series of the Trust.  The investment objectives of each Fund are set forth below.  America First Capital Management, LLC (the "Manager") is investment advisor to the Funds and the America First Growth Portfolio, Series 2 (the "UIT").

America First Absolute Return Fund ("Absolute Return Fund") commenced operations on February 26, 2010.  The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

America First Quantitative Strategies Fund ("Quantitative Strategies Fund") commenced operations on September 28, 2007.  Prior to November 3, 2008, the Fund was named the America First Income Strategies Fund.  The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

The America First Growth Portfolio, Series 2 is an unit investment trust and commenced operations on September 3, 2008 (date of deposit).  The UIT is one of a series of separate unit investment trusts registered under the 1940 Act.  The America First Growth Portfolio, Series 2’s investment objective was to achieve capital appreciation.  The UIT terminated on December 30, 2009.

The Absolute Return Fund offers three classes of shares, Class A, Class I and Class U.  As of the reporting date, the Class A and Class U shares were active.  The Quantitative Strategies Fund offers two classes of shares, Class A and Class C.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and the UIT and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)         Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The net asset value per unit of the UIT is determined as of the close of regular trading on the NYSE on each day when the NYSE is open for trading.  The UIT generally determines the value of securities using the last sale price for securities traded on a national securities exchange.  In some cases the UIT will price a security based on its fair value after considering appropriate factors relevant to the value of the security.  The UIT will only do this if a security is not principally traded on a national securities exchange or if the market quotes are unavailable or inappropriate.

AMERICA FIRST FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of June 30, 2010:

Absolute Return Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Domestic Common Stock (2)	$57	$57	$-	$-
Foreign Common Stock (2)	794,633	794,633	-	-
Exchange-Traded Funds	11,825,119	11,825,119	-	-
Short-Term Investments	-	-	-	-
Total	$12,619,809	$12,619,809	$-	$-

Quantitative Strategies Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,516,967	$7,516,967	$-	$-
Corporate Bonds (2)	217,151	-	217,151	-
Exchange-Traded Funds	1,405,868	1,405,868	-	-
Preferred Stock (2)	8,901,074	8,901,074	-	-
Unit Investment Trusts	13,386,251	-	13,386,251	-
Short-Term Investments	905,370	-	905,370	-
Total	$32,332,681	$17,823,909	$14,508,772	$-

(1)
As of and during the year/period ended June 30, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)
All domestic common stock, foreign common stock and preferred stock held in the Funds are Level 1 securities.  All unit investment trusts and corporate bonds held in the Funds are Level 2 securities.  For a detailed break-out of common stocks, preferred stocks, unit investment trusts and corporate bonds by investment category please refer to the Schedules of Investments.

b)         Basis of Consolidation - The accompanying Consolidated Financial Statements include the accounts of the Quantitative Strategies Fund consolidated with the accounts of all of its affiliates in which the Quantitative Strategies Fund holds a controlling financial interest as of the financial statement date (i.e. the UIT). Normally a controlling financial interest reflects ownership of a majority of the voting interests. Intercompany accounts and transactions have been eliminated.  The Quantitative Strategies Fund has consolidated the statements of operations and the statements of changes in net assets for the period the UIT was held.  The Statement of Assets and Liabilities was not consolidated due to the liquidation of the Quantitative Strategies Fund’s investment in the UIT during the year ended June 30, 2010.

c)         Federal Income Tax – The Quantitative Strategies Fund has qualified and intends to continue to qualify as a regulated investment company and the Absolute Return Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.  The UIT has qualified as a regulated investment company and has complied with applicable provisions of the Internal Revenue Code of 1986, as amended, and has distributed substantially all of its taxable income to its unitholders.  Therefore, no federal income or excise tax provision is required.

AMERICA FIRST FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and during the year ended June 30, 2010, the Quantitative Strategies Funds did not have a liability for any unrecognized tax expense.  As of and during the period since inception from February 26, 2010 through June 30, 2010, the Absolute Return Fund did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  During the periods ended June 30, 2010, the Funds did not incur any interest or penalties.  Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax periods (tax period ended June 30, 2010 for the Absolute Return Fund and tax periods/years ended June 30, 2008, June 30, 2009 and June 30, 2010 for the Quantitative Strategies Fund) and has concluded that no provision for income tax is required in these financial statements.  The Funds’ tax returns for the periods are open for examination by applicable taxing authorities.  No examination of the Funds’ tax returns is presently in progress.

d)         Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)         Other - Investment and shareholder transactions are recorded on trade date.  The Funds and the UIT determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and the UIT and interest income is recognized on an accrual basis using the effective interest method.  Discounts and premiums on debt securities are amortized over their respective lives.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds and UIT’s understanding of the applicable country’s tax rules and rates.

f)         Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)         Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)         Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of beneficial interest for the Absolute Return Fund Class A and Class U shares for the period since inception from February 26, 2010 through June 30, 2010 were as follows:

	Class A		Class U
	Shares	Amount	Shares	Amount
Sold	4,318,499	$46,609,525	3,695,942	$39,155,646
Reinvested	-	-	-	-
Redeemed	(420,555)	(4,566,184)	(167,601)	(1,709,001)
Net Increase	3,897,944	$42,043,341	3,528,341	$37,446,645

Transactions in shares of beneficial interest for the Quantitative Strategies Fund Class A and Class C shares for the year ended June 30, 2010 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	2,620,906	$15,272,610	2,956,610	$17,179,108
Reinvested	45,658	261,613	32,266	183,929
Redeemed	(272,816)	(1,556,047)	(103,364)	(601,204)
Net Increase	2,393,748	$13,978,176	2,885,512	$16,761,833

AMERICA FIRST FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2010	ANNUAL REPORT

(2)        CAPITAL SHARE TRANSACTIONS (Continued)

Transactions in units of capital stock for the America First Growth Portfolio, Series 2 for the period July 1, 2009 through December 18, 2009 were as follows:

	Shares	Amount
Sold	-	$-
Reinvested	-	-
Redeemed	(39,606)	(316,135)
Net Increase	(39,606)	$(316,135)

Transactions in shares of beneficial interest for the Quantitative Strategies Fund Class A and Class C shares for the year ended June 30, 2009 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	626,606	$2,542,983	53,365	$216,527
Reinvested	13,698	60,165	841	3,764
Redeemed	(182,438)	(613,366)	(40,796)	(178,508)
Net Increase	457,866	$1,989,782	13,410	$41,783

Transactions in units of capital stock for the America First Growth Portfolio, Series 2 for the period September 3, 2008 through June 30, 2009 were as follows:

	Shares	Amount
Sold	124,596	$856,462
Reinvested	9	56
Redeemed	(74,567)	(451,028)
Net Increase	50,038	$405,490

(3)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds and the UIT were as follows:

	Purchases	Sales
Absolute Return Fund (1)	$152,935,198	$125,746,685
Quantitative Strategies Fund	40,800,742	11,577,554
America First Growth Portfolio, Series 2 (2)	-	-

There were no government securities purchased or sold by the Funds or the UIT during the period.
(1)	The Absolute Return Fund commenced operations on February 26, 2010.
(2)	Through December 18, 2009, date of deconsolidation.

(4)	INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

America First Capital Management, LLC ("AFCM" or the "Manager") acts as investment advisor for the Funds pursuant to the terms of the Investment Management Agreements (the "Management Agreements").  Under the terms of the Management Agreements, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions.  The Management Agreements provide that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds.  For its services under the Management Agreements, the Manager is paid a monthly management fee at the annual rate of 1.50% and 1.00% of the average daily net assets of the Absolute Return Fund and Quantitative Strategies Fund, respectively.   For the period since inception from February 26, 2010 through June 30, 2010, the Absolute Return Fund incurred $262,730 of management fees, before waiver and reimbursements described below.  As of June 30, 2010, $3,004 was due to the Manager for the Absolute Return Fund.  For the year ended June 30, 2010, the Quantitative Strategies Fund incurred $154,683 of management fees, before the waivers and reimbursements described

AMERICA FIRST FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2010	ANNUAL REPORT

(4)	INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

below.  As of June 30, 2010, $208 was due to the Manager for the Quantitative Strategies Fund.  The Manager also receives management fees from affiliated UITs in which the Fund invests.  The Manager is entitled to a fee of approximately 0.50% of the net assets of each affiliated UIT which it advises.  These fees are paid by the UIT to Matrix Capital Group, Inc. ("Matrix"), as the depositor/sponsor of each UIT who, in turn, pays the Manager a portion of the creation and development fee charged to the UIT.  During the year ended June 30, 2010, the affiliated UITs paid management fees of $704,631 to Matrix and creation and development fees of $703,970 and deferred sales fees of $267,884 to the Manager.

AFCM and the Funds have entered into an Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) at 2.45% for Class A and 2.95% for the Class U of the Absolute Return Fund’s average daily net assets through June 30, 2011 and 1.50% for Class A and 2.25% for Class C of the Fund's average daily net assets through June 30, 2011 for the Quantitative Strategies Fund.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.  For the period since inception from February 26, 2010 through June 30, 2010, the Manager waived management fees of $58,104 for the Absolute Return Fund.  The Manager may recapture $58,104, no later than June 30, 2013.  For the year ended June 30, 2010, the Manager waived management fees of $134,924 for the Quantitative Strategies Fund.  The Manager may recapture $61,585, $85,989, and $134,924 no later than June 30, 2011, June 30, 2012 and June 30, 2013, respectively, subject to the terms of the Expense Limitation Agreement.

The Fund has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Funds, the Funds pay Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the period since inception from February 26, 2010 through June 30, 2010, the Absolute Return Fund incurred $54,594 for such fees including out of pocket expenses, with $17,276 remaining payable at June 30, 2010.  For the year ended June 30, 2010, the Quantitative Strategies Fund incurred $67,966 for such services including out of pocket expenses, with $9,366 remaining payable at June 30, 2010.

Pursuant to the Services Agreement, Matrix provides chief compliance officer services to the Funds.  For these services Matrix receives a base fee of $12,000 per year per Fund.  For the period since inception from February 26, 2010 through June 30, 2010, the Absolute Return Fund incurred $4,000 of compliance fees, with $1,000 remaining payable at June 30, 2010. For the year ended June 30, 2010, the Quantitative Strategies Fund incurred $12,000 of compliance fees, with $1,000 remaining payable at June 30, 2010.

Matrix also acts as Distributor of the Funds’ shares.  For the period ended June 30, 2010, Matrix received no commissions from the sale of Class A shares, Class C shares and Class U shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Certain officers of the Trust are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund pays to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A and up to 1.00% for the Class C and Class U shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees for the Quantitative Strategies Fund and 0.50% per annum of 12b-1 fees for the Absolute Return Fund, and Class C and Class U shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  For the period since inception from February 26, 2010 through June 30, 2010, the Absolute Return Fund incurred $44,164 and $86,826 of 12b-1 fees attributable to Class A and Class U shares, respectively.  For the year ended June 30, 2010, the Quantitative Strategies Fund incurred $22,791 and $63,517 of 12b-1 fees attributable to Class A and Class C shares, respectively.

For the year ended June 30, 2010, AFCM received contingent deferred sales charges from certain redemptions of the Quantitative Strategies Fund’s Class C shares of $3,787.  The respective shareholders pay such charges, which are not an expense of the Fund.

      For the year ended June 30, 2010, AFCM received $236,580 and $26,051 from the Absolute Return Fund and Quantitative Strategies Fund, respectively, in underwriter concessions from the sale of shares of the Funds.

AMERICA FIRST FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2010	ANNUAL REPORT

(5)	TAX MATTERS

The tax character of dividends and distributions paid by the Quantitative Strategies Fund were as follows:

	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009
Class A - Ordinary Income	$297,024	$68,147
Class C - Ordinary Income	$202,021	$11,557

The tax character of dividends and distributions paid by the America First Growth Portfolio, Series 2 were as follows:

For the Period Ended June 30, 2009
Ordinary Income	$3,274

There were dividends or distributions paid by the America First Growth Portfolio, Series 2 during the period from July 1, 2009 through its liquidation date on December 18, 2009.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at June 30, 2010 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Quantitative Strategies Fund	$34,062,692	$468,414	$(2,198,425)	$(1,730,011)
Absolute Return Fund	$14,251,102	$-	$(1,631,293)	$(1,631,293)

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

		Undistributed	Undistributed			Total
	Unrealized	Ordinary	Capital	Post-October	Post-October	Distributable
Fund	Depreciation	Income	Gains	Capital Loss	Currency Losses	Earnings
Absolute Return Fund	$(1,631,293)	$-	$-	$(12,907,557)	$(1,095)	$(14,539,945)
Quantitative Strategies Fund	(1,730,011)	210,378	136,209	-	-	(1,383,424)

The undistributed ordinary income, capital gains and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds have elected to defer net capital losses as follows:

	Post-October Losses
Fund	Deferred	Utilized
Absolute Return Fund	$12,908,652	$-
Quantitative Strategies Fund	-	522,042

In accordance with the accounting pronouncements, the Absolute Return Fund has recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders. As of June 30, 2010, the Absolute Return Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

	Accumulated	Accumulated
	Net Investment	Net Realized	Paid-in
Fund	Income	Gain (Loss)	Capital
Absolute Return Fund	$154,669	$1,095	$(155,764)

AMERICA FIRST FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2010	ANNUAL REPORT

(6)	TRANSACTIONS IN SHARES OF AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in the company being considered an affiliated company, as defined in the 1940 Act.  The aggregate market value of all securities of affiliated companies held in the Quantitative Strategies Fund as of June 30, 2010 amounted to $13,386,251, representing 40.44% of net assets.  Transactions in the Quantitative Strategies Fund during the year ended June 30, 2010 in which the issuer was an "affiliated person" are as follows:

	America First	America First	America First	America First
	Absolute Return	Absolute Return	Defensive Growth	Defensive Growth
	Portfolio Series 1	Portfolio Series 2	Portfolio Series 3	Portfolio Series 4
June 30, 2009
Shares	111,661	-	30,122	37,554
Cost	$1,100,075	$-	$260,123	$393,173
Gross Additions
Shares	-	149,820	-	-
Cost	$-	$1,500,156	$-	$-
Gross Deductions
Shares	(111,661)	(27,000)	(30,122)	(37,554)
Cost	$(1,100,075)	$(264,454)	$(260,123)	$(393,173)
June 30, 2010
Shares	-	122,820	-	-
Cost	$-	$1,235,702	$-	$-
Market Value	$-	$1,306,928	$-	$-
Realized gain (loss)	$177,602	$5,857	$214,555	$159,324
Investment income	$39,920	$23,929	$-	$1,513

	America First	America First	America First	America First
	Defensive Growth	Defensive Growth	Income Trends	Income Trends
	Portfolio Series 5	Portfolio Series 6	Portfolio Series 2	Portfolio Series 3
June 30, 2009
Shares	-	-	40,469	10,736
Cost	$-	$-	$387,393	$104,998
Gross Additions
Shares	38,594	405,629	-	5,024
Cost	$380,154	$4,151,035	$-	$50,045
Gross Deductions
Shares	(38,594)	-	(40,469)	(15,760)
Cost	$(380,154)	$-	$(387,393)	$(155,043)
June 30, 2010
Shares	-	405,629	-	-
Cost	$-	$4,151,035	$-	$-
Market Value	$-	$4,085,414	$-	$-
Realized gain (loss)	$56,838	$-	$71,195	$15,165
Investment income	$-	$25,369	$34,087	$6,820

	America First	America First
	Income Trends	Income Trends
	Portfolio Series 4	Portfolio Series 5	Totals
June 30, 2009
Shares	-	-	230,542
Cost	$-	$-	$2,245,762
Gross Additions
Shares	211,585	577,197	1 ,387,849
Cost	$2,135,294	$5,991,405	$14,208,089
Gross Deductions
Shares	(31,585)	-	(332,745)
Cost	$(312,637)	$-	$(3,253,052)
June 30, 2010
Shares	180,000	577,197	1 ,285,646
Cost	$1 ,822,657	$5,991,405	$13,200,799
Market Value	$1,919,142	$6,074,767	$13,386,251
Realized gain (loss)	$19,252	$-	$719,788
Investment income	$102,050	$236,832	$470,520

AMERICA FIRST FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2010	ANNUAL REPORT

(7)	UNDERLYING FUND STRATEGY RISK

Each unit investment trust, including the UIT, is subject to specific risks, depending on the nature of the unit investment trust.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities. Additionally, unit investment trusts may be subject to greater liquidity risk than other types of funds if the trust were unable to liquidate its portfolio securities to meet redemption requests at prices at or near those used to calculate the trust’s net asset value.

(8)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(9)	RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
the Catalyst Funds and the Shareholders
of the America First Absolute Return Fund
and the America First Quantitative Strategies Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the America First Absolute Return Fund, a series of shares of beneficial interest of the Catalyst Funds, and the related statements of operations and changes in net assets and the financial highlights for the period from February 26, 2010 (commencement of operations) to June 30, 2010. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of the America First Quantitative Strategies Fund, a series of shares of beneficial interest of the Catalyst Funds, as of June 30, 2010, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from September 28, 2007 (commencement of operations) to June 30, 2008. These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the America First Absolute Return Fund and the America First Quantitative Strategies Fund, as of June 30, 2010, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 30, 2010

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

No later than August 29, 2010, information regarding how the Funds voted proxies relating to portfolio securities during the period to June 30, 2010 will be available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the year ended June 30, 2010, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
America First Quantitative Strategies Fund Class A	$0.144499
America First Quantitative Strategies Fund Class C	0.115691

Please note that, for the taxable year ended June 30, 2010, the percentage of ordinary income distributions paid by the Fund which consist of qualified dividend income for individuals is as follows:

	Distribution Period	Percentage
America First Quantitative Strategies Fund	December, 2009	33.41%

The tax information above is reported for the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which was mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

Board Deliberations Regarding Approval of America First Quantitative Strategies Fund Interim Advisory Agreement  (Unaudited)

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously approved the Interim Advisory Agreement and a New Management Agreement between the Trust, on behalf of the America First Quantitative Strategies Fund (the “Fund”), and America First Capital Management, LLC (the “Advisor”) at a meeting of the Board of Trustees held on May 25, 2010. The Board noted that approval of each Agreement was subject to the approval of a majority vote of the Fund’s shareholders. The Board further noted that the Interim and New Advisory Agreement each had terms substantially similar to the Advisor’s previous Management Agreement for the Fund, except that, with respect only to the Interim Management Agreement, all fees earned by the Advisor would be held in an escrow account until the Trust receives shareholder approval for the New Management Agreement.

In connection with their deliberations regarding approval of the Interim Advisory Agreement, the Trustees reviewed a report prepared by the Advisor setting forth, and the Advisor’s responses to a series of questions regarding, among other things, the investment performance of the Fund since inception, the Advisor’s services to the Fund, comparative fee and expense information and the Advisor’s profitability from managing the Fund.

The Board then turned its attention to the approval of an Interim Management Agreement The Trustees noted that they had last reviewed information related to the Advisor and the Fund in the context of voting to renew the Advisor’s Management Agreement for the Fund at a meeting on September 16, 2009 (which vote was rendered ineffective as a result of the assignment).  As to the fees and expenses paid by the Fund, the Board noted that the Advisor’s fee of 1.00% of the Fund’s average daily net assets for managing the Fund had not changed since the Management Agreement was renewed.  The Board recalled that the Advisor’s fees were in the higher end of its peer group, but within a reasonable range, and that the Fund’s net expense ratio was below average for the peer group.  The Trustees noted that the Advisor also receives the benefit of 12b-1 fees.

As to the nature, extent and quality of the services provided by the Advisor to the Fund, the President of the Advisor noted that the day-to-day operations of the Fund had not changed and were not anticipated to change.  The Board considered that, under the terms of the Interim Management Agreement and New Management Agreement, the Advisor, subject to the supervision of the Board, will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Board noted that the President of the Advisor would continue to serve as portfolio manager for the Fund.

The Board noted that the Advisor pays expenses incurred by it in connection with acting as investment adviser, including expenses related to all employees, office space, and facilities.  In addition, the Board considered that the Advisor pays all advertising, promotion, and other expenses incurred in connection with the distribution of the Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  Finally, the Trustees noted that the Advisor had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of a Fund’s investment policies and limitations, as well as federal securities laws.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services provided to the Fund under the Management Agreement and did not expect them to change under the Interim Management Agreement or New Management Agreement.

As to the Fund’s performance, the Board referred to the report from Matrix, which contained the Fund’s returns as of March 31, 2010 for the 1-month, 3-month, year-to-date, 12-month, and since inception periods.  The Trustees noted that the Fund’s performance, excluding sales loads, exceeded that of the S&P 500 during the 3-month, year-to-date, and 12-month period, including outperforming the index by nearly 20 percentage points in the 12-month period.  The Board also noted that the Fund had outperformed the S&P 500 for the 1-month, 3-month and year-to-date periods ended June 30, 2009.  The Board concluded that they were satisfied with the Fund’s performance.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s analysis of its profitability and its financial condition as of September 2009 and noted that the Advisor is participating in expense cap arrangements.  The President of the Advisor stated that the Advisor’s financial condition had not materially changed since September 2009.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with the Fund would not be excessive.

As to economies of scale, the Trustees noted that the Interim Management Agreement and New Management Agreement would not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Fund, and its shareholders if the Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet reached asset levels where the Advisor could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.  The President of the Advisor was excused from the call.

The Trustees also considered the extent to which the Advisor’s failure to promptly inform the Board about the assignment of the Management Agreement reflected on the services the Advisor provides to the Fund.  The Trustees noted that the Advisor’s lapse in informing the Board about the assignment was due to a misunderstanding by the President of the Advisor, and that such misunderstanding has since been corrected.  The Trustees noted that the Advisor has not had any other material compliance issues since the Fund’s inception, and the Trustees did not find any reason to believe there would be additional compliance issues.

In addition to the Trustees’ deliberations regarding approval of the Interim Management Agreement and New Management Agreement, they also discussed possible courses of action with respect to the prior Management Agreement.  They noted that, if there was no valid contract in place because of the automatic termination provision, then the Fund could seek disgorgement of all the advisory fees paid from the time of the change in control to the Meeting.  However, the Trustees concluded this would be unfair and punitive to the adviser because the Advisor had produced above-benchmark performance and such a large economic recovery would likely have an overwhelmingly negative impact on the financial condition of the Advisor.  The Trustees agreed that, had they been asked to approve a new advisory agreement with the Advisor prior to the change in ownership, they would almost certainly have approved the agreement at that time.  Additionally, the Trustees considered seeking the return of only the profits made by the Advisor under the prior advisory agreement, but acknowledged that because of the Fund’s expenses and the Advisor’s expense limitation agreement, the Advisor had paid more for Fund expenses than it had received under the Management Agreement.  The Trustees concluded that the Fund’s shareholders had not been harmed as a result of the change in control and that any economic recovery from the adviser would be unfair to the Advisor and would be unlikely to benefit the Fund and its shareholders.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Interim Management Agreement and the New Management Agreement and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Advisory Agreement was in the best interests of the Trust and the Fund’s shareholders, and unanimously voted to renew the Advisory Agreement.

Board Deliberations Regarding Approval of America First Absolute Return Fund Advisory Agreement (Unaudited)

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously approved the Advisory Agreement between the Trust, the AmericaFirst Absolute Return Fund (the “Fund”), and AmericaFirst Capital Management, LLC (the “Advisor”) at a meeting of the Board of Trustees held on February 24, 2010.

In connection with their deliberations regarding approval of the Advisory Agreement, the Trustees reviewed a report prepared by the Advisor setting forth, and the Advisor’s responses to a series of questions regarding, among other things, the investment performance of the Fund since inception, the Advisor’s services to the Fund, comparative fee and expense information and the Advisor’s profitability from managing the Fund.  The Trustees noted that the Advisor receives the benefit of 12b-1 fees.

As to the Advisor’s business and qualifications of its personnel, the Trustees examined a copy of the Advisor’s registration statement on Form ADV and discussed their experience.  The Trustees noted that the Advisor is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees also noted that the Advisor does not have an affiliated broker-dealer through which Fund transactions could be executed, although the Advisor is in the process of becoming a Broker/Dealer.

The Board discussed the nature, quality and extent of the services provided by the Advisor.  As to the nature, extent and quality of the services to be provided by the Advisor to the New Fund, the Trustees considered that the Advisor will, subject to the supervision of the Board, provide to the Fund such investment advice as the Advisor in its discretion deems advisable and will furnish or arrange to furnish a continuous investment program for the Fund consistent with its investment objective and policies.  The President of the Advisor reviewed the history of the Advisor and the Advisor’s investment philosophy.  The Trustees then considered that the Advisor will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board may from time to time establish.  The Advisor will furnish any reports, evaluations, information or analysis to the Trust as the Trustees may request from time to time or as the Advisor deems to be desirable.

The Trustees recalled from the approval of the management agreement of the other Funds managed by the Advisor that the Advisor has adopted compliance programs to monitor and review investment decisions and to prevent and detect violations of the Funds’ investment policies and limitations, as well as federal securities laws.  The Board reviewed a letter from the SEC to the Advisor regarding its recent examination of the adviser, and the Trustees also noted that the Advisor had recently added a new Chief Compliance Officer.

The Trustees considered the scope of the services to be provided by the Advisor and noted that it would be responsible for maintaining and monitoring its compliance programs and the compliance program for the New Fund.  The Trustees considered the investment experience of the Advisor, as well as the quality of the services they expect to be provided by the Advisor.  The Trustees considered the investment experience of the portfolio managers of the Advisor.  Following discussion, the Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the proposed the Advisor Management Agreement.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s financial condition and noted that the Advisor lost $1.2 million during the previous year, but expects to receive approximately $800,000 in revenue from the Fund during its first 12 months.  The President of the Advisor reported to the Board that the Advisor was transitioning away from investing in unit investment trusts and shifting to direct investments in individual securities and ETFs.  In response to questions from the Board about this shift in strategy, the President of the Advisor explained that the direct investment approach appeared to be a better business model for the firm.  The Board discussed at length the need for the adviser to invest in the Fund, and the President of the Advisor agreed that he or the Advisor would invest $50,000 in the Fund until the Fund reaches $25 million in net assets.  It was the consensus of the Board that the Advisor would not reap an excessive profit from the Fund.

As to comparative fees and expenses, the Trustees considered the total expense ratios of the Fund with the expense ratios of the funds in the peer group.  The information showed that the Fund’s total expense ratio was within the range for the peer group.  The Trustees also considered the Advisor’s agreement to waive all fees or reimburse all expenses so as to maintain the Fund’s total operating expenses at 2.45% and 2.95% of the Fund’s average daily net assets for the Fund’s Class A and Class U shares, respectively.  The Trustees concluded that the Fund’s management fee was acceptable in light of the quality of services the Fund expects to receive from the Advisor, and that it was reasonable regardless of whether the Advisor continues to waive its fee.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets; however, the Trustees recognized that the Fund had not yet reached an asset level where the Advisor could realize significant economies of scale.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Advisory Agreement was in the best interests of the Trust and the Fund’s shareholders, and unanimously voted to renew the Advisory Agreement.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-888-944-4367.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Independent Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	14	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	14	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	14
ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 2003- 2006.	14	None

Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Year of Birth: 1968	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested Trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst High Income Fund, Catalyst Total Return Income Fund and Catalyst Groesbeck Growth of Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007
Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 2001 to 2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 2001 to 2004;
				N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid an annual retainer of $2,500, $750 per quarterly board meeting attended and $100 per special board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2010.

Name of Trustee1	Aggregate Compensation From the America First Quantitative Strategies Fund	Aggregate Compensation From the America First Absolute Return Fund2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the America First Funds to Trustees2
Independent Trustees
Tobais Caldwell	$748	$63	Not Applicable	Not Applicable	$811
Tiberiu Weisz	$654	$63	Not Applicable	Not Applicable	$717
Bert Pariser	$654	$63	Not Applicable	Not Applicable	$717
Interested Trustees
Jerry Szilagyi			Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the fourteen portfolios of the Trust.

2 Figures for the America First Absolute Return Fund are for the period from inception of February 26, 2010 through June 30, 2010.

Catalyst Funds
5 Abbington Drive
Lloyd Harbor, NY  11743

MANAGER
AmericaFirst Capital Management, LLC
8150 Sierra College Blvd.
Suite 290
Roseville, CA  95661

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA  19103

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, OH  45202-4089

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH  43219

ANNUAL REPORT

Catalyst Value Fund

Catalyst/SMH High Income Fund

Catalyst/SMH Total Return Income Fund

Catalyst/Groesbeck Growth of Income Fund

June 30, 2010

Catalyst Funds
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

August 6, 2010

Dear Fellow Shareholders,

The past year has been a bumpy road toward economic recovery. Fortunately, the Catalyst Value Fund (the “Fund”) navigated this journey with a 30.47% return for its Class A shares during the fiscal year ended June 30, 2010.  This performance compares favorably relative to the 14.43% return of the S&P 500 Total Return Index(1) and the 25.07% return of the Russell 2000 Total Return Value Index(2) over the same time period.  The Fund’s Class A shares have delivered a 5.40% annual return since inception relative to a -3.23% annualized return for the S&P 500 Total Return Index and a -3.71% annualized return for the Russell 2000 Total Return Value Index.

The Fund’s total returns for the fiscal year ended 06/30/10 and for the periods since inception through 06/30/10 as compared to the S&P 500 Total Return Index(1) and Russell 2000 Total Return Value Index(2) were as follows:

	Year Ended 06/30/10(3)	Since Inception 07/31/06 Class A & C(3) 03/27/09 Class I(4)
Class A without sales charge	30.47%	5.40%
Class A with sales charge	22.97%	3.82%
Class C	30.66%	4.77%
Class I	30.80%	44.65%
S&P 500 Total Return Index(3)	14.43%	(3.23)%
Russell 2000 Total Return Value Index(3)	25.07%	(3.71)%

Generating this type of excess performance relative to our benchmark is driven by our discipline of buying stocks with strong free cash flow yields along with high returns on invested capital.  Buying these types of stocks when they are out of favor is a long term formula that we  believe gives us an edge.  Understanding how we have been able to beat the market by these margins is relatively simple.  Companies that earn higher free cash flow yields generate higher returns over time than companies that earn lower free cash flow yields.  Companies that earn higher returns on capital generate higher returns over time than companies that earn lower returns on capital.  We buy companies that generate the highest combined ratios of free cash flow yields and return on invested capital.

Over the past year I have changed the holdings in our portfolio to reflect the companies that rank the best on a risk reward basis. I utilized our quantitative models that rank all companies by return on invested capital and earnings yield to find several new outstanding companies to invest in that meet our rigorous criteria.  These companies collectively earn a median price to earnings ratio of approximately 9 while substantially outperforming the return on capital of their peers. I believe that these companies have outstanding prospects given their strong operating results and valuations that are at a discount to both their competitors and the market as a whole.

As of June 30, 2010, the Fund’s top five holdings were as follows (unaudited):

IDT Corp. – Class B	8.78%
Global Ship Lease, Inc. – Class A	7.89%
MPG Office Trust, Inc.	6.95%
Harvest Natural Resources, Inc.	5.95%
Ebix, Inc.	5.69%
Percentages in the above table are based on market value of the Fund’s portfolio as of June 30, 2010 and are subject to change.

As of June 30, 2010, the Fund’s equity holdings were divided among economic sectors as follows (unaudited):

Industry		Iron & Steel	0.65%
Common Stock:		Media	0.29%
Advertising	4.71%	Miscellaneous Manufacturing	2.55%
Airlines	4.22%	Oil & Gas	8.66%
Auto Parts & Equipment	2.11%	Real Estate Investment Trusts	7.93%
Commercial Services	1.00%	Retail	0.69%
Entertainment	1.29%	Semiconductors	3.57%
Forest Products & Paper	3.84%	Software	8.62%
Healthcare Services	7.36%	Telecommunications	8.78%
Holding Companies - Diversified	0.52%	Textiles	5.59%
Housewares	4.04%	Transportation	7.89%
Internet	7.19%		91.50%

Preferred Stock:		Cash:
Savings & Loans	2.81%	Money Market Fund	3.64%
	2.81%
Warrants
Apparel	1.84%	Total Portfolio:	100.00%
Mining	0.21%
	2.05%

Percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2010 and are subject to change.

I focus on investing in businesses that I believe are below the radar of Wall Street analysts and institutional investors. This component of the stock market includes many superior companies that are not fairly valued given that they are not well understood.  I work to take advantage of this under-valuation to pick what I believe are the best opportunities that provide a margin of safety for our shareholders.

Sincerely,

David Miller
Senior Portfolio Manager

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228.  Please read the prospectus carefully before investing.

(1) The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Value Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

(2) The Russell 2000 Total Return Value Index measures the performance of those Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth values.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track; and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst Value Fund may or may not purchase the types of securities represented by the Russell 2000 Total Return Value Index.

(3) Since inception returns assume inception date of 07/31/2006.  The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be obtained by calling the Fund at 1-866-447-4228.  There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months after the date of purchase and Class C shares held less than one year after the date of purchase (excluding in each case, shares purchased with reinvested dividends and/or distributions).  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

(4) Since inception returns assume inception date of 03/27/2009.

CATALYST FUNDS	ANNUAL REPORT
June 30, 2010 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE CATALYST VALUE FUND, THE S&P 500 TOTAL RETURN INDEX AND THE RUSSELL 2000 TOTAL RETURN VALUE INDEX

 *Line graph does not include Class I, which has different fees and sales charges, which effect performance.

Average Annual Total Returns

			Commencement of Operations (1)
		One Year	through June 30, 2010
Class A	Without sales charge	30.47%	5.40%
	With sales charge	22.97%	3.82%
Class C	Without contingent deferred sales charge	30.66%	4.77%
Class I		30.80%	44.65%
S&P 500 Total Return Index		14.43%	(3.23)%(2)
Russell 2000 Total Return Value Index		25.07%	(3.71)%(2)

(1)	Catalyst Value Fund Class A and Class C shares commenced operations on July 31, 2006. Catalyst Value Fund Class I shares commenced operations on March 27, 2009.
(2)	Since inception returns assume inception date of July 31, 2006.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found on our website at www.catalystmutualfunds.com or by calling 1-866-447-4228.

The above graph depicts the performance of the Catalyst Value Fund versus the S&P 500 Total Return Index and the Russell 2000 Total Return Value Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The Russell 2000 Total Return Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Russell 2000 Total Return Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Catalyst Value Fund, which will not invest in certain securities comprising these indices.

Total Fund operating expense ratios as stated in the current Fund prospectus dated July 20, 2010 for the Class A and Class C shares and the prospectus dated October 31, 2009 for the Class I shares were as follows:

Catalyst Value Fund Class A, gross of fee waivers or expense reimbursements	1.96%
Catalyst Value Fund Class A, after waiver and reimbursement	1.58%
Catalyst Value Fund Class C, gross of fee waivers or expense reimbursements	2.71%
Catalyst Value Fund Class C, after waiver and reimbursement	2.33%
Catalyst Value Fund Class I, gross of fee waivers or expense reimbursements	2.51%
Catalyst Value Fund Class I, after waiver and reimbursement	1.33%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 distribution plan and extraordinary expenses) at 1.30% of the Catalyst Value Fund’s average daily net assets for each share class through July 31, 2011.  Total Gross Operating Expenses during the fiscal year ended June 30, 2010 were 1.94% for Class A, 2.69% for Class C and 1.69% for Class I of the Catalyst Value Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosure during the fiscal year ended June 30, 2010.

August 6, 2010

Dear Fellow Shareholders,

The past year provided generally consistent positive returns as we captured interest income and capital gains from trading activities.  While the extreme ‘bears’ and extreme ‘bulls’ argued about whether this unprecedented time was leading to deflation or inflation, yields on investment grade paper dwindled.  Fortunately, interest yields declined more modestly for us in high yield and spreads stayed relatively rich.  Default rates also declined and companies overall built up cash – while the bull/bear arguments continued.

The Catalyst/SMH High Income Fund’s total returns for the year ended 06/30/10 and for the period since inception (05/21/08) through 06/30/10 as compared to the Merrill Lynch U.S. Cash Pay High Yield Index(1) were as follows:

	Year Ended 6/30/2010(2)	Since Inception 5/21/2008(2)
Class A without sales charge	23.84%	4.63%
Class A with sales charge	17.96%	2.25%
Class C without CDSC fee	23.10%	3.95%
Merrill Lynch U.S. Cash Pay High Yield Index	27.10%	8.38%

Most of the year we employed two strategies in an attempt to add returns above interest income.

Company buybacks and tenders
Because our fundamental research starts with strong balance sheet companies, some of our holdings were either tendered above par (and our cost) or bought back by the issuers on the open market.  This lead to capital gains ahead of maturity schedule.

Rolling Down the Curve
As our bonds get shorter in maturity, the ‘spread’ also narrows and the yield to maturity lessens – and thus a price increase.  We capture this price increase by selling selected shorter positions and then moving ‘out’ the curve to capture a higher yield to maturity.  We always keep the entire portfolio in the intermediate duration and maturity range of course.

Portfolio Breakdown by Industry & Credit Quality (unaudited)

Industry	% of Portfolio	S&P Rating	% Bond Holdings

Consumer Discretionary	24.59%	BB+	4.8%
Telecom Services	18.74%	BB	5.0%
Financials	18.33%	BB-	9.0%
Energy	11.71%	B+	10.3%
Information & Technology	10.34%	B	10.0%
Industrials	6.11%	B-	17.1%
Healthcare	3.80%	CCC+	16.7%
	93.62%	CCC	4.9%
		Not Rated	22.2%
Cash	6.38%

Total Portfolio	100.00%		100.0%
Percentages in the above table are based on the Fund’s portfolio holdings, excluding accrued interest, as of June 30, 2010, and are subject to change.

We highlight a few star performers for the period to illustrate our style.  As is most always the case, the largest contributors come from the companies fundamentally making positive changes which lead to returns above the move of the general high yield market (and indices).  This is how we strive to add ‘alpha’ over a cycle.

Structural Improvements
Brigham Exploration
Dune Energy
Aventine

Market Sentiment Improvement
International Lease Finance (the AIG unit)
Unisys

Financial and Operational Improvement
Ford Motor Credit
Advanced Micro Devices

Most holdings were gainers but we had some that resulted in unrealized losses, affecting net asset value.  One example is Energy Conversion Device.  This solar panel manufacturer re-aligned its business to commercial from residential and created a softening in price.  Many times these types of companies hurt us in the short run but become our big gainers in the longer term.

Sincerely,

Jeff Cummer	Dwayne Moyers
President & Sr. Portfolio Manager	Chief Investment Officer & Sr. Portfolio Manager
SMH Capital Advisors, Inc.	SMH Capital Advisors, Inc.

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228.  Please read the prospectus carefully before investing.

Past performance is not indicative of future results. SMH Capital Advisors, Inc., a Registered Investment Adviser, is a wholly owned subsidiary of Sanders Morris Harris Group.  Request Form ADV Part II for a complete description of SMH Capital Advisors, Inc.’s management services.  Market and economic factors can change rapidly producing materially different returns.  No inference should be drawn that managed accounts will be profitable in the future or that the Investment Team will be able to achieve its objectives.  Investing involves risk, you may experience a profit or a loss.

(1) Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst/SMH High Income Fund may or may not purchase the types of securities represented by the Merrill Lynch U.S. Cash Pay High Yield Index.

(2) The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month-end can be obtained by calling 1-866-447-4228.  There is a maximum sales load of 4.75% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months after the date of purchase and Class C shares held less than one year after the date of purchase(excluding in each case, shares purchased with reinvested dividends and/or distributions).  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

CATALYST FUNDS	ANNUAL REPORT
June 30, 2010 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE CATALYST/SMH HIGH INCOME FUND AND THE MERRILL LYNCH US CASH PAY HIGH YIELD INDEX

Average Annual Total Returns

			Commencement of Operations (1)
		One Year	through June 30, 2010
Class A	Without sales charge	23.84%	4.63%
	With sales charge	17.96%	2.25%
Class C	Without contingent deferred sales charge	23.10%	3.95%
Merrill Lynch U.S. Cash Pay High Yield Index		27.01%	8.38%

(1)	Catalyst/SMH High Income Fund Class A and Class C shares commenced operations on May 21, 2008.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found on our website at www.catalystmutualfunds.com or by calling 1-866-447-4228.

The above graph depicts the performance of the Catalyst/SMH High Income Fund versus the Merrill Lynch US Cash Pay High Yield Index.  The Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Merrill Lynch US Cash Pay High Yield Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Catalyst/SMH High Income Fund, which will not invest in certain securities comprising this index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated July 20, 2010 were as follows:
Catalyst/SMH High Income Fund Class A, gross of fee waivers or expense reimbursements	1.60%
Catalyst/SMH High Income Fund Class A, after waiver and reimbursement	1.46%
Catalyst/SMH High Income Fund Class C, gross of fee waivers or expense reimbursements	2.35%
Catalyst/SMH High Income Fund Class C, after waiver and reimbursement	2.21%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 distribution plan and extraordinary expenses) at 1.20% for the Class A and Class C shares of the Catalyst/SMH High Income Fund’s average daily net assets through July 30, 2011.  Total Gross Operating Expenses (Annualized) during the fiscal year ended June 30, 2010 were 1.59% for Class A and 2.34% for Class C of the Catalyst/SMH High Income Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosure during the fiscal year ended June 30, 2010.

August 6, 2010

Dear Fellow Shareholders,

The past year provided generally consistent positive returns as we captured interest and dividend income plus capital gains from trading activities.  While the extreme ‘bears’ and extreme ‘bulls’ argued about whether this unprecedented time was leading to deflation or inflation, yields on investment grade paper dwindled and the stock market tortured investors in a wide trading range.

The Catalyst/SMH Total Return Income Fund outperformed its benchmarks, the S&P 500 Total Return Index(1) and the 50/50 blend of the Merrill Lynch U.S. Cash Pay High Yield Index and the S&P 500 Total Return Index (the “Combined Index”)(2), as follows:

	Year Ended 6/30/2010(3)	Since Inception 5/21/2008(3)
Class A without sales charge	23.23%	(5.01)%
Class A with sales charge	16.14%	(7.64)%
Class C without CDSC fee	22.32%	(5.73)%
S&P 500 Total Return Index	14.43%	(11.17)%
Combined Index	21.70%	(0.86)%

The Catalyst/SMH Total Return Income Fund surpassed its benchmark with the following tactics:

High Yield Bonds:
Fortunately, interest yields declined more modestly in high yield and spreads stayed relatively rich.  Default rates also declined and companies overall built up cash – while the bull/bear arguments continued.  Most of the year with employed two strategies in an attempt to add returns above interest income.

Company buybacks and tenders and structural changes -  Because our fundamental research starts with strong balance sheet companies, some of our holding were either tendered above par (and our cost) or bought back by the issuers on the open market.  (Brigham Exploration, Dune Energy, Aventine)

Rolling Down the Curve -  As our names get shorter in maturity, the ‘spread’ also narrows and the yield to maturity lessens – and thus a price increase.  We capture this price increase by selling selected shorter positions and then moving ‘out’ the curve to capture a higher yield to maturity.  (GMAC, Sprint)

Portfolio Breakdown by Industry & Credit Quality (unaudited)
(Bond Portion of Portfolio)

Industry	% of Bond Portfolio	S&P Rating	% of Bond Holdings

Consumer Discretionary	25.89%	BB+	3.4%
Telecom Services	20.88%	BB	5.0%
Financials	18.36%	BB-	6.0%
Energy	12.19%	B+	9.8%
Information & Technology	9.02%	B	9.3%
Industrials	5.76%	B-	16.7%
Healthcare	2.37%	CCC+	16.8%
	94.47%	CCC	5.0%
		Not Rated	28.0%
Cash	5.53%

Total Bond Portfolio	100.00%		100.0%
Percentages in the above table are based on the Fund’s portfolio holdings, excluding accrued interest, as of June 30, 2010 and are subject to change.

Covered Call Writing On Growth Stocks:
The managers exercised a new technique in the fund as the premiums on certain growth stocks (Google, Apple, Under Armour) became irresistible.  We also like the downside protection value of the call premiums and the risk characteristics of growth stocks differ from many of our other holdings.

Dividend Rich Securities:
Our largest concentration of equity was in REITS, MLPs and BDCs (business development companies).  They provided a rich dividend yield which was a positive during a trading range market.  See the holdings for the many names in this area.

Growth and Dividend Equities:
We remain relatively ‘lite’ in traditional dividend paying stocks, that pay near the index yields, because we are not optimistic on market movement to produce capital gains.  We do have some, usually adding up to a total of 10% or so of the fund, that we feel provide value [including Exxon, Merck, GE and Banco Santander].

Portfolio Breakdown by Industry (unaudited)
(Equity Portion of Portfolio)

Industry	% of Equity Portfolio	Industry	% of Equity Portfolio

Financials	34.46%	Healthcare	5.35%
REITs	26.03%	Consumer Discretionary	5.28%
Technology	16.27%	Industrials	4.63%
Energy	7.98%

		Total Equity Portfolio	100.00%
Percentages in the above tables are based on the Fund’s portfolio holdings as of June 30, 2010 and are subject to change.

Sincerely,

Jeff Cummer	Dwayne Moyers
President & Sr. Portfolio Manager	Chief Investment Officer & Sr. Portfolio Manager
SMH Capital Advisors, Inc.	SMH Capital Advisors, Inc.

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228.  Please read the prospectus carefully before investing.

Past performance is not indicative of future results. SMH Capital Advisors, Inc., a Registered Investment Adviser, is a wholly owned subsidiary of Sanders Morris Harris Group.  Request Form ADV Part II, for a complete description of SMH Capital Advisors,Inc.’s management services.  Market and economic factors can change rapidly producing materially different returns.  No inference should be drawn that managed accounts will be profitable in the future or that the Investment Team will be able to achieve its objectives.  Investing involves risk, you may experience a profit or a loss.  Please be aware of the specific risks associated with investing high yield bonds, such as the issuer may not be able to meet its principal and interest obligations.  As such, your investments may lose value or you may lose the principal investment.

(1) The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst/SMH Total Return Income Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

(2) The Combined Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the Merrill Lynch U.S. Cash Pay High Yield Index.  The Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst/SMH Total Return Income Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index and the Merrill Lynch U.S. Cash Pay High Yield Index.

(3) The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month-end can be obtained by calling 1-866-447-4228.  There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months after the date of purchase and Class C shares held less than one year after the date of purchase (excluding in each case, shares purchased with reinvested dividends and/or distributions).  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

CATALYST FUNDS	ANNUAL REPORT
June 30, 2010 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE CATALYST/SMH TOTAL RETURN INCOME FUND, THE S&P 500 TOTAL RETURN INDEX AND THE COMBINED INDEX

Average Annual Total Returns

			Commencement of Operations (1)
		One Year	through June 30, 2010
Class A	Without sales charge	23.23%	(5.01)%
	With sales charge	16.14%	(7.64)%
Class C	Without contingent deferred sales charge	22.32%	(5.73)%
S&P 500 Total Return Index		14.43%	(11.17)%
Combined Index (2)		21.70%	(0.86)%

(1)	Catalyst/SMH Total Return Income Fund Class A and Class C shares commenced operations on May 21, 2008.
(2)
The Combined Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the Merrill Lynch US Cash Pay High Yield Index.  The Catalyst/SMH Total Return Income Fund may, however, invest up to 70% of its total assets in stocks.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found on our website at www.catalystmutualfunds.com or by calling 1-866-447-4228.

The above graph depicts the performance of the Catalyst/SMH Total Return Income Fund versus the S&P 500 Total Return Index and the Combined Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Combined Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Catalyst/SMH Total Return Income Fund, which will not invest in certain securities comprising these indices.

Total Fund operating expense ratios as stated in the current Fund prospectus dated July 20, 2010 were as follows:
Catalyst/SMH Total Return Income Fund Class A, gross of fee waivers or expense reimbursements	2.34%
Catalyst/SMH Total Return Income Fund Class A, after waiver and reimbursement	1.58%
Catalyst/SMH Total Return Income Fund Class C, gross of fee waivers or expense reimbursements	3.09%
Catalyst/SMH Total Return Income Fund Class C, after waiver and reimbursement	2.33%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 distribution plan and extraordinary expenses) at 1.30% for the Class A and Class C shares of the Catalyst/SMH Total Return Income Fund’s average daily net assets through July 31, 2011.  Total Gross Operating Expenses (Annualized) during the fiscal year ended June 30, 2010 were 2.31% for Class A and 3.06% for Class C of the Catalyst/SMH Total Return Income Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosure during the fiscal year ended June 30, 2010.

August 12, 2010

Dear Fellow Shareholders,

We are pleased to welcome all of you as new shareholders of the Catalyst/Groesbeck Growth of Income Fund (the “Fund”).

The Fund commenced operations on December 30, 2009.  The beginning of 2010 started amid investor optimism over the recovering economy and its expected beneficial effects on corporate earnings.  The succeeding months brought with them concerns over the strength of the recovery, a potential European debt crisis, slowing growth in China, the Gulf oil spill and financial reforms emanating from Washington.

The first four months of the year experienced a positive return for the S&P 500 Total Return Index(1), followed by a sharp decline in May and June.  The returns since inception and for the first half of 2010 of the Fund and the S&P 500 Total Return Index were as follows:
	Six Months Ended 06/30/10(2)	Since Inception 12/30/09(2)
Class A without sales charge	(6.35)%	(7.47)%
Class A with sales charge	(11.74)%	(12.79)%
Class C without CDSC fee	(7.00)%	(8.11)%
S&P 500 Total Return Index	(6.65)%	(7.59)%

Our investment performance for the six months ended June 30, 2010 benefited from our stock selection and weighting in the consumer staples, energy, materials, technology, and utility sectors, and our 8% cash level. Some examples of stocks in these groups that were particularly strong were: Dominion Resources, IBM, Kinder Morgan Management and Proctor & Gamble. Financial, healthcare, and industrial stocks detracted from results during this period.

We invest in high-quality dividend paying companies with good prospects for strong dividend and earnings growth. Our investment strategy is long term oriented and our portfolio turnover is usually around 25% per year.  During the first six months of 2010, we purchased Kimberly Clark (KMB), Linear Technologies Corporation (LLTC), and Xilinx, Inc. (XLNX). We sold AT&T (T) and Waste Management (WM).

We are attracted to Kimberly-Clark’s positioning in the consumer non-discretionary space and its well-known brands.  We expect operating performance will continue to benefit from management’s recent restructuring and ongoing cost-cutting efforts.  Additionally, we expect initiatives related to international growth, product innovations and brand extensions to provide sustainable growth even after the company cycles through the easy comps of last year.  Management has shown itself to be particularly shareholder friendly with an ongoing share repurchase program and declaring a 10% dividend increase in February.  The shares currently yield 3.9%.

Linear Technologies is well positioned in the semiconductor market.  The company targets the high-performance segment of the analog integrated circuit market.  Management’s focus on high-barrier markets combined with the company’s design and engineering expertise has resulted in sustained industry-leading margins.  LLTC generates strong cash flows, which should sustain ongoing debt reduction and high single digit dividend growth rates. We purchased LLTC at a PEG ratio of 1.5X and a dividend yield of 3.3%.

Xilinx is a leader in the programmable logic device segment of the semiconductor market.  The highly specialized nature and flexibility of XLNX products sets it apart and provides a competitive advantage over its peers.  The company has the opportunity to expand its market by displacing lower end ASIC and ASSP product lines.  XLNX has been a steady dividend grower and should post approximately 10% dividend growth over the next few years.  We expect XLNX to grow earnings in the mid teens area which is close to the P/E valuation we paid for the stock. The dividend yield is 2.6%.

Lackluster earnings results drove the decision to sell AT&T.  While the wireless part of the business has held up well, boosted by AT&T’s exclusive deal with Apple for the popular iPhone, the landline business continues to struggle.  While the terms of the deal between AT&T and Apple remain secret, it appears likely that AT&T will lose exclusive rights to the iPhone.  While the company’s U-verse video service is growing, heightened competition for consumer landline customers suggest that business will continue to decline.  Given the subpar earnings over the past several quarters and a difficult outlook for this year and next, we expect only low single-digit dividend growth from AT&T.  We sold Waste Management because we believed shares were fully valued, and that a delayed recovery in new home construction and a soft U.S economy among other items could hamper future sales and earnings growth.

Our strategy is to own companies that increase their dividends each year.  Our portfolio companies are providing the dividend growth we expect and in the first half of 2010, we had dividend increases from 22 of our total 32 positions as follows:

Company	% Increase Declared	Company	% Increase Declared
Abbott Labs	10.0%	Linear Technology Corp.	14.3%
Colgate Palmolive Co.	20.5%	McGraw Hill Cos.	4.5%
Chevron Corp.	5.9%	Medtronic, Inc.	4.4%
Dominion Resources	4.6%	Owens & Minor Inc.	9.8%
NextEra Energy Inc. (formerly FPL Group)	5.8%	Pepsico	15.2%
General Dynamics	10.5%	Praxair Inc.	6.7%
IBM	18.2%	Proctor & Gamble	12.5%
Johnson & Johnson	10.2%	T. Rowe Price Group	9.5%
Kimberly Clark	10.0%	Sanofi-Aventis	8.0%
Kinder Morgan Management	1.9%	United Technologies Corp.	9.1%
L-3 Communications Holdings	14.3%	Wal-Mart Stores	10.4%
		Average	11.0%

The portfolio’s yield at June 30, 2010 was 3.2%, versus 2.2% for the S&P 500.

Our sector weights at June 30, 2010 were as follows.

Sector	% of Common Stocks
Consumer Staples	23.0%
Health Care	20.5%
Consumer Discretionary	12.0%
Technology	11.0%
Industrials	11.0%
Energy	7.5%
Financial Services	6.0%
Utilities	6.0%
Materials	3.0%

Our holdings’ valuations and growth expectations are very reasonable compared to the overall market. In fact, with very few exceptions, our companies are meeting or beating analysts’ expectations for both earnings and dividends. Although we know that doesn’t always lead to short-term market leadership, our experience has been that eventually pricing will follow company fundamentals.

It’s important to look at how our strategy, and high quality, higher-yielding dividend paying stocks have performed following a recession-driven bear market. History shows results for both to be very positive – with higher yielding stocks posting accelerating excess total returns in the 3 to 5+ years following a stock market bottom.

Sincerely,

Robert P. Groesbeck	Robert P. Dainesi
President and Portfolio Manager	Executive Vice President and Portfolio Manager

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228.  Please read the prospectus carefully before investing.

(1) The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Catalyst/Groesbeck Growth of Income Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

(2)  Aggregate total return, not annualized.  The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be obtained by calling the Fund at 1-866-447-4228.  There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months after the date of purchase and Class C shares held less than one year after the date of purchase (excluding in each case, shares purchased with reinvested dividends and/or distributions).  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

CATALYST FUNDS	ANNUAL REPORT
June 30, 2010 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE CATALYST/GROESBECK GROWTH OF INCOME FUND AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Returns

		Commencement of Operations (1)
		through June 30, 2010
Class A	Without sales charge	(7.47)%
	With sales charge	(12.79)%
Class C	Without contingent deferred sales charge	(8.11)%
S&P 500 Total Return Index		(7.59)%

(1)	Catalyst/Groesbeck Growth of Income Fund Class A and Class C shares commenced operations on December 30, 2009.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found on our website at www.catalystmutualfunds.com or by calling 1-866-447-4228.

The above graph depicts the performance of the Catalyst/Groesbeck Growth of Income Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Catalyst/Groesbeck Growth of Income Fund, which will not invest in certain securities comprising this index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated July 20, 2010 for the Class A and Class C shares were as follows:
Catalyst/Groesbeck Growth of Income Fund Class A, gross of fee waivers or expense reimbursements	1.66%
Catalyst/Groesbeck Growth of Income Fund Class A, after waiver and reimbursement	1.56%
Catalyst/Groesbeck Growth of Income Fund Class C, gross of fee waivers or expense reimbursements	2.41%
Catalyst/Groesbeck Growth of Income Fund Class C, after waiver and reimbursement	2.31%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 distribution plan and extraordinary expenses) at 1.30% of the Catalyst/Groesbeck Growth of Income Fund’s average daily net assets for each share class through July 31, 2011.  Total Gross Operating Expenses during the period since inception from December 30, 2009 through June 30, 2010 were 3.81% for Class A and 4.56% for Class C of the Catalyst/Groesbeck Growth of Income Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosure during the period ended June 30, 2010.

CATALYST FUNDS	ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (01/01/10) and held for the entire period through 06/30/10.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/10	Ratio For the Period	Value 06/30/10	During the Period (1)
Catalyst Value Fund

Actual Fund Return (in parentheses)
Class A (-8.26%)	$1,000.00	1.57%	$917.40	$7.46
Class C (-8.60%)	1,000.00	2.32%	914.00	11.01
Class I (-8.16%)	1,000.00	1.32%	918.40	6.28

Hypothetical 5% Return
Class A	1,000.00	1.57%	1,017.00	7.85
Class C	1,000.00	2.32%	1,013.30	11.58
Class I	1,000.00	1.32%	1,018.20	6.61

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/10	Ratio For the Period	Value 06/30/10	During the Period (1)
Catalyst/SMH High Income Fund

Actual Fund Return (in parentheses)
Class A (+4.61%)	$1,000.00	1.45%	$1,046.10	$7.36
Class C (+4.22%)	1,000.00	2.20%	1,042.20	11.14

Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.60	7.25
Class C	1,000.00	2.20%	1,013.90	10.99

CATALYST FUNDS	ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/10	Ratio For the Period	Value 06/30/10	During the Period (1)
Catalyst/SMH Total Return Income Fund

Actual Fund Return (in parentheses)
Class A (+1.91%)	$1,000.00	1.55%	$1,019.10	$7.76
Class C (+1.54%)	1,000.00	2.30%	1,015.40	11.49

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.10	7.75
Class C	1,000.00	2.30%	1,013.40	11.48

Catalyst/Groesbeck Growth of Income Fund
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/10	Ratio For the Period	Value 06/30/10	During the Period (1)
Actual Fund Return (in parentheses)
Class A (-6.35%)	$1,000.00	1.55%	$936.50	$7.44
Class C (-7.00%)	1,000.00	2.30%	930.00	11.01

Hypothetical 5% Return
Class A	1,000.00	1.55%	1,017.10	7.75
Class C	1,000.00	2.30%	1,013.40	11.48

(1) Expenses are equal to the Funds’ annualized expense ratios of 1.57%, 2.32% and 1.32% for the Catalyst Value Fund Class A, Class C and Class I shares, respectively; 1.45% and 2.20% for the Catalyst/SMH High Income Fund Class A and Class C shares, respectively; 1.55%  and 2.30% for the Catalyst/SMH Total Return Income Fund Class A and Class C shares, respectively, and 1.55% and 2.30% for the Catalyst/Groesbeck Growth of Income Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period..

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228.  Please read it carefully before you invest or send money.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2010	ANNUAL REPORT

COMMON STOCK - (89.73%)	Shares	Value

Advertising - (4.62%)
China MediaExpress Holdings, Inc. *	276,263	$2,422,827

Airlines - (4.14%)
Pinnacle Airlines Corp. *	399,652	2,174,107

Auto Parts & Equipment - (2.07%)
Visteon Corp. *	2,273,335	1,084,381

Commercial Services - (0.98%)
Jackson Hewitt Tax Service, Inc. *	98,222	110,991
Net 1 UEPS Technologies, Inc. *	30,000	402,300
		513,291
Entertainment - (1.27%)
EDCI Holdings, Inc. *	185,471	665,841

Forest Products & Paper - (3.77%)
KapStone Paper and Packaging Corp. *	117,500	1,308,950
Orient Paper, Inc. *	100,097	668,648
		1,977,598
Healthcare - Services - (7.22%)
Almost Family, Inc. *	43,746	1,528,048
American Dental Partners *	96,852	1,172,878
RadNet, Inc. *	458,584	1,086,844
		3,787,770
Holding Companies - Diversified - (0.51%)
KHD Humboldt Wedag International AG - New *	15,000	78,900
KHD Humboldt Wedag International AG	35,750	190,612
		269,512
Housewares - (3.96%)
Libbey, Inc. *	160,000	2,076,800

Internet - (7.05%)
Cinedigm Digital Cinema Corp. - Class A *	521,625	678,112
CryptoLogic Ltd.	554,397	1,064,442
Gravity Co., Ltd. - ADR *	1,348,961	1,955,993
		3,698,547
Iron & Steel - (0.63%)
Terra Nova Royalty Corp. *	40,000	333,200

Media - (0.28%)
LodgeNet Interactive Corp. *	40,000	148,400

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2010	ANNUAL REPORT

COMMON STOCK - (89.73%) (continued)	Shares	Value

Miscellaneous Manufacturing - (2.50%)
Deswell Industries, Inc.	355,249	$1,314,421

Oil & Gas - (8.50%)
Cano Petroleum, Inc. *	1,824,837	1,396,000
Harvest Natural Resources, Inc. *	415,687	3,063,613
		4,459,613
Real Estate Investment Trusts - (7.78%)
CapLease, Inc.	109,410	504,380
MPG Office Trust, Inc. *	1,221,177	3,578,049
		4,082,429
Retail - (0.67%)
Syms Corp. *	50,000	352,500

Semiconductors - (3.50%)
GSI Group, Inc. *	760,000	1,839,200

Software - (8.45%)
DivX, Inc. *	100,000	766,000
Ebix, Inc. *	186,888	2,930,404
Noah Education Holdings Ltd. - ADR *	78,321	282,739
Versant Corp. *	41,138	458,277
		4,437,420
Telecommunications - (8.61%)
IDT Corp. - Class B *	354,654	4,521,838

Textiles - (5.48%)
Hallwood Group, Inc. *	75,745	2,878,310

Transportation - (7.74%)
Global Ship Lease, Inc. - Class A *	1,477,586	4,063,362
TOTAL COMMON STOCK (Cost $51,391,955)		47,101,367

PREFERRED STOCK - (2.75%)

Savings & Loans - (2.75%)
Washington Mutual, Inc. Series K **	1,289,192	1,276,300
Washington Mutual, Inc. Series R **	5,100	167,790
TOTAL PREFERRED STOCK (Cost $2,278,058)		1,444,090

WARRANTS - (2.01%)	Expiration Date
	Exercise Price
Apparel - (1.81%)
Exceed Co. Ltd. *	11/08/2011 - $5.25	469,489	948,368

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

June 30, 2010	ANNUAL REPORT

	Expiration Date
WARRANTS - (2.01%) (continued)	Exercise Price	Shares	Value

Mining - (0.20%)
Kinross Gold Corp. *	09/07/2011 - CAD $22.48	77,600	$104,961
TOTAL WARRANTS (Cost $1,930,499)			1,053,329

SHORT-TERM INVESTMENTS - (3.57%)
Fidelity Institutional Money Market Fund Class I, 0.29% ***		1,875,537	1,875,537
TOTAL SHORT-TERM INVESTMENTS - (Cost $1,875,537)			1,875,537

TOTAL INVESTMENTS (Cost $57,476,049) - (98.06%)			$51,474,323

OTHER ASSETS LESS LIABILITIES, NET - (1.94%)			1,019,678

NET ASSETS - 100.00%			$52,494,001

*	Non-income producing security.
**	Represents issuer in default on preferred dividend payments; non-income producing security.
***	Rate shown represents the rate at June 30, 2010, is subject to change and resets daily.
ADR	American Depositary Receipt.
CAD	Canadian Dollars.

As of June 30, 2010, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Britain	7.74%
Canada	0.63%
China	1.81%
Germany	0.51%
Hong Kong	7.12%
Ireland	2.03%
South Africa	0.77%
South Korea	3.73%
United States	70.15%
Total Equity Holdings	94.49%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

June 30, 2010	ANNUAL REPORT

COMMON STOCK - (1.01%)	Shares	Value

Banks - (1.01%)
CIT Group, Inc. *	19,602	$663,724

TOTAL COMMON STOCK (Cost $556,670)		663,724

CONVERTIBLE CORPORATE BONDS - (14.09%)	Principal

Commercial Services - (2.85%)
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	$2,251,000	1,871,144

Electrical Components & Equipment - (6.76%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	4,258,000	2,363,190
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	2,412,000	2,074,320
		4,437,510
Healthcare - Products & Services - (3.74%)
Affymetrix, Inc., 3.50%, 01/15/2038	2,628,000	2,453,895

Telecommunications - (0.74%)
ADC Telecommunications, Inc., 3.50%, 07/15/2015	599,000	488,185

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,977,004)		9,250,734

CORPORATE BONDS - (77.04%)	Principal
Banks - (8.66%)
Ally Financial, Inc., 8.00%, 11/01/2031	$3,115,000	2,862,420
CIT Group, Inc., 7.00%, 05/01/2017	3,133,071	2,819,764
		5,682,184

Commercial Services - (1.79%)
H&E Equipment Services, Inc., 8.375%, 07/15/2016	1,253,000	1,177,820

Diversified Financial Services - (8.37%)
Capmark Financial Group, Inc. 5.875%, 05/10/2012 **	6,503,000	2,100,066
Ford Motor Credit Co. LLC, 8.125%, 01/15/2020	614,000	626,705
International Lease Finance Corp., 5.625%, 09/20/2013	3,067,000	2,767,967
		5,494,738
Electronics - (3.41%)
Stoneridge, Inc., 11.50%, 05/01/2012	2,235,000	2,240,587

Entertainment - (4.43%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	3,060,000	2,907,000

Home Builders - (4.47%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	2,934,000	2,934,000

Leisure Time - (2.15%)
Royal Caribbean Cruises Ltd., 7.00%, 06/15/2013	1,416,000	1,408,920

Lodging - (9.19%)
Harrah's Operating Co., Inc., 11.25%, 06/01/2017	2,794,000	2,940,685
MGM Mirage, 6.625%, 07/15/2015	241,000	189,787
MGM Mirage, 7.625%, 01/15/2017	3,708,000	2,901,510
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 **	1,072,000	1,340
		6,033,322

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

June 30, 2010	ANNUAL REPORT

CORPORATE BONDS - (77.04%) (continued)	Principal	Value

Miscellaneous Manufacturing - (3.97%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	$2,687,000	$2,606,390

Oil & Gas - (5.61%)
Brigham Exploration Co., 9.625%, 05/01/2014	1,676,000	1,684,380
Callon Petroleum Co., 13.00%, 09/15/2016	23,250	18,367
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	2,026,000	1,980,415
		3,683,162
Oil & Gas Services - (5.91%)
Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	2,060,000	1,900,350
Global Industries Ltd., 2.75%, 08/01/2027	3,315,000	1,980,713
		3,881,063
Telecommunications - (17.70%)
Cricket Communications, Inc., 9.375%, 11/01/2014	2,911,000	2,954,665
Level 3 Financing, Inc., 9.25%, 11/01/2014	3,121,000	2,832,308
MetroPCS Wireless, Inc., 9.25%, 11/01/2014	2,868,000	2,954,040
Sprint Capital Corp., 8.75%, 03/15/2032	3,017,000	2,881,235
		11,622,248
Transportation - (1.38%)
PHI, Inc., 7.125%, 04/15/2013	960,000	902,400

TOTAL CORPORATE BONDS (Cost $49,809,526)		50,573,834

SHORT-TERM INVESTMENTS - (6.28%)	Shares

Fidelity Institutional Money Market Fund Class I, 0.29% ***	4,119,780	4,119,780
TOTAL SHORT-TERM INVESTMENTS - (Cost $4,119,780)		4,119,780

TOTAL INVESTMENTS (Cost $63,462,980) - 98.42%		$64,608,072

OTHER ASSETS LESS LIABILITIES, NET - 1.58%		1,040,010

NET ASSETS - 100.00%		$65,648,082

*	Non-income producing security.
**	Represents issuer in default on interest payment; non-income producing debt security.
***	Rate shown represents the rate at June 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

June 30, 2010	ANNUAL REPORT

COMMON STOCK - (34.59%)	Shares	Value

Apparel - (0.88%)
Under Armour, Inc. - Class A * (a)	4,010	$132,851

Banks - (2.64%)
Banco Santander SA - ADR	12,918	135,639
Bank of America Corp.	3,700	53,169
Citigroup, Inc. *	13,800	51,888
Goldman Sachs Group, Inc.	1,200	157,524
		398,220

Business Development Companies - (5.82%)
American Capital Ltd.	5,864	28,264
Apollo Investment Corp.	21,240	198,169
Ares Capital Corp.	31,870	399,331
Kohlberg Capital Corp.	23,970	120,090
Prospect Capital Corp.	13,500	130,275
		876,129
Computers - (3.01%)
Apple, Inc. * (a)	1,800	452,754

Diversified Financial Services - (2.88%)
AllianceBernstein Holding LP	7,690	198,710
Blackstone Group LP	13,510	129,156
Fortress Investment Group LLC - Class A *	37,140	106,592
		434,458
Financial Services - (0.43%)
CIT Group, Inc. *	1,920	65,011

Internet - (2.66%)
Google, Inc. - Class A * (a)	900	400,455

Miscellaneous Manufacturing - (0.96%)
General Electric Co.	9,982	143,940

Oil & Gas - (2.78%)
BP Plc - ADR	4,640	134,003
BreitBurn Energy Partners LP	9,900	147,708
Exxon Mobil Corp.	2,400	136,968
		418,679
Pharmaceuticals - (1.86%)
Merck & Co., Inc.	4,120	144,076
Pfizer, Inc.	9,580	136,611
		280,687
Real Estate Investment Trust - (9.06%)
BioMed Realty Trust, Inc.	12,380	199,194
Entertainment Properties Trust	5,245	199,677
Hospitality Properties Trust	9,480	200,028
Medical Properties Trust, Inc.	22,270	210,229
National Retail Properties, Inc.	9,890	212,042
Public Storage	2,364	207,819
Sovran Self Storage, Inc.	3,960	136,343
		1,365,332
Transportation - (0.84%)
Seaspan Corp.	12,620	126,200

Trucking & Leasing - (0.77%)
Aircastle Ltd. - PFIC	14,870	116,730

TOTAL COMMON STOCK (Cost $6,245,128)		5,211,446

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

June 30, 2010	ANNUAL REPORT

	Shares	Value
INVESTMENT COMPANIES - (0.22%)
Highland Credit Strategies Fund	4,705	$33,547
TOTAL INVESTMENT COMPANIES (Cost $77,819)		33,547

CONVERTIBLE CORPORATE BONDS - (10.45%)	Principal

Commercial Services - (1.08%)
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	$196,000	162,925

Electrical Component & Equipment - (5.81%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	761,000	422,355
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	526,000	452,360
		874,715
Healthcare - Products & Services - (1.52%)
Affymetrix, Inc., 3.50%, 01/15/2038	246,000	229,702

Telecommunications - (2.04%)
ADC Telecommunications, Inc., 3.50%, 07/15/2015	377,000	307,255

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,528,753)		1,574,597

CORPORATE BONDS - (50.39%)	Principal

Banks - (5.56%)
Ally Financial, Inc., 8.00%, 11/01/2031	$495,000	454,863
CIT Group, Inc., 7.00%, 05/01/2017	426,061	383,455
		838,318

Commercial Services - (0.71%)
H&E Equipment Services, Inc., 8.375%, 07/15/2016	113,000	106,220

Diversified Financial Services - (6.26%)
Capmark Financial Group, Inc., 5.875%, 05/10/2012 **	588,000	189,888
Ford Motor Credit Co. LLC, 8.125%, 01/15/2020	442,000	451,146
International Lease Finance Corp., 5.625%, 09/20/2013	335,000	302,337
		943,371
Entertainment - (4.01%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	636,000	604,200

Home Builders - (3.97%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	598,000	598,000

Leisure Time - (0.93%)
Royal Caribbean Cruises Ltd., 7.00%, 06/15/2013	140,000	139,300

Lodging - (5.84%)
Harrah's Operating Co., Inc., 11.25%, 06/01/2017	420,000	442,050
MGM Mirage, 6.625%, 07/15/2015	173,000	136,237
MGM Mirage, 7.625%, 01/15/2017	385,000	301,262
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 **	281,000	351
		879,900
Miscellaneous Manufacturing - (1.93%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	300,000	291,000

Oil & Gas - (4.00%)
Brigham Exploration Co., 9.625%, 05/01/2014	299,000	300,495
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	309,000	302,048
		602,543

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS

June 30, 2010	ANNUAL REPORT

CORPORATE BONDS - (50.39%) (continued)		Principal	Value

Oil & Gas Services - (3.85%)
Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014		$312,000	$287,820
Global Industries Ltd., 2.75%, 08/01/2027		490,000	292,775
			580,595
Telecommunications - (11.41%)
Cricket Communications, Inc., 9.375%, 11/01/2014		438,000	444,570
Level 3 Financing, Inc., 9.25%, 11/01/2014		491,000	445,583
MetroPCS Wireless, Inc., 9.25%, 11/01/2014		368,000	379,040
Sprint Capital Corp., 8.75%, 03/15/2032		471,000	449,805
			1,718,998
Transportation - (1.92%)
PHI, Inc., 7.125%, 04/15/2013		308,000	289,520

TOTAL CORPORATE BONDS (Cost $7,742,043)			7,591,965

SHORT-TERM INVESTMENTS - (3.56%)		Shares

Fidelity Institutional Money Market Fund Class I, 0.29% ***		536,813	536,813
TOTAL SHORT-TERM INVESTMENTS - (Cost $536,813)			536,813

TOTAL INVESTMENTS (Cost $16,130,556) - 99.21%			$14,948,368

CALL OPTIONS WRITTEN (Proceeds $60,604) - (0.30%)			(46,040)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.09%			164,769

NET ASSETS - 100.00%			$15,067,097

CALL OPTIONS WRITTEN (-0.30%)	Expiration Date - Exercise Price	Contracts (b)	Value

Apple, Inc.	10/16/2010 - $300	4	$(2,860)
Apple, Inc.	10/16/2010 - $250	14	(34,020)
Google, Inc.	09/18/2010 - $500	9	(7,560)
Under Armour, Inc.	10/16/2010 - $45	40	(1,600)
TOTAL CALL OPTIONS (Proceeds $60,604)			$(46,040)

*	Non-income producing security.
**	Represents issuer in default on interest payment; non-income producing debt security.
***	Rate shown represents the rate at June 30, 2010, is subject to change and resets daily.
ADR	American Depositary Receipt
PFIC	Passive Foreign Investment Company
(a)	All or a portion of this security is segregated as collateral for call options written.
(b)	Each contract is equivalent to 100 shares.

As of June 30, 2010, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Britain	0.89%
Cayman Islands	3.00%
Hong Kong	0.84%
Liberia	0.92%
Spain	0.90%
United States	89.10%
Total Debt and Equity Holdings	95.65%
Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
SCHEDULE OF INVESTMENTS

June 30, 2010	ANNUAL REPORT

COMMON STOCK - (95.73%)	Shares	Value

Aerospace & Defense - (7.81%)
General Dynamics Corp.	1,760	$103,066
L-3 Communications Holdings, Inc.	1,430	101,301
United Technologies Corp.	1,820	118,136
		322,503
Apparel - (2.79%)
VF Corp.	1,620	115,312

Beverages - (3.42%)
PepsiCo, Inc.	2,315	141,099

Chemicals - (3.00%)
Praxair, Inc.	1,630	123,864

Computers - (4.06%)
International Business Machines Corp.	1,360	167,933

Cosmetics & Personal Care - (6.12%)
Colgate - Palmolive Co.	1,610	126,804
Procter & Gamble Co.	2,100	125,958
		252,762
Distribution & Wholesale - (3.01%)
Owens & Minor, Inc.	4,380	124,304

Diversified Financial Services - (2.59%)
T. Rowe Price Group, Inc.	2,410	106,980

Electric - (6.12%)
Dominion Resources, Inc.	3,320	128,617
NextEra Energy, Inc.	2,550	124,338
		252,955
Food - (6.41%)
McCormick & Co., Inc.	3,510	133,240
Sysco Corp.	4,600	131,422
		264,662
Healthcare - Products - (9.32%)
Becton Dickinson & Co.	1,700	114,954
Johnson & Johnson	2,700	159,462
Medtronic, Inc.	3,050	110,623
		385,039
Household Products - (3.12%)
Kimberly - Clark Corp.	2,125	128,839

Insurance - (2.99%)
Aflac, Inc.	2,900	123,743

Media - (2.08%)
McGraw-Hill Cos., Inc.	3,060	86,108

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
SCHEDULE OF INVESTMENTS

June 30, 2010	ANNUAL REPORT

COMMON STOCK - (95.73%) (continued)	Shares	Value

Miscellaneous Manufacturing - (2.60%)
Illinois Tool Works, Inc.	2,600	$107,328

Oil & Gas - (2.97%)
Chevron Corp.	1,810	122,827

Pharmaceuticals - (7.35%)
Abbott Laboratories	3,600	168,408
Sanofi-Aventis SA - ADR	4,500	135,270
		303,678
Pipelines - (4.25%)
Kinder Morgan Management LLC *	3,104	175,655

Retail - (9.08%)
Buckle, Inc.	3,750	121,575
McDonald's Corp.	1,990	131,081
Wal-Mart Stores, Inc.	2,550	122,578
		375,234
Semiconductors - (4.06%)
Linear Technology Corp.	3,000	83,430
Xilinx, Inc.	3,330	84,116
		167,546
Software - (2.58%)
Microsoft Corp.	4,625	106,421
TOTAL COMMON STOCK (Cost $4,366,509)		3,954,792

SHORT-TERM INVESTMENTS - (8.51%)

Fidelity Institutional Money Market Fund Class I, 0.29% **	351,612	$351,612
TOTAL SHORT-TERM INVESTMENTS - (Cost $351,612)		351,612

TOTAL INVESTMENTS (Cost $4,718,121) - 104.24%		$4,306,404

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.24%)		(175,042)

NET ASSETS - 100.00%		$4,131,362

*	Non-income producing security.
**	Rate shown represents the rate at June 30, 2010, is subject to change and resets daily.
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - June 30, 2010

			Catalyst/SMH	Catalyst/Groesbeck
	Catalyst	Catalyst/SMH	Total Return	Growth of
	Value Fund	High Income Fund	Income Fund	Income Fund
Assets:
Investments in securities, at value	$51,474,323	$64,608,072	$14,948,368	$4,306,404
Cash	-	-	41,094	-
Receivables:
Investments sold	1,145,586	-	-	-
Fund shares sold	199,576	355,115	5,220	1,751
Dividends	6,565	-	16,633	4,098
Interest	808	1,085,784	172,358	59
Miscellaneous	3,144	-	-	-
Due from Manager	-	-	-	2,258
Prepaid expenses	25,121	18,506	14,928	4,420
Total assets	52,855,123	66,067,477	15,198,601	4,318,990

Liabilities:
Call options written, at value	-	-	46,040	-
Payables:
Investments purchased	-	77,817	18,430	169,727
Distributions payable	-	202,027	17,403	-
Fund shares redeemed	267,094	13,076	11,112	39
Distribution fees	35,838	54,105	15,355	3,327
Due to Manager	34,473	43,796	2,210	-
Due to Administrator	8,272	8,918	2,954	1,808
Due to Broker	-	-	11	-
Other liabilities and accrued expenses	15,445	19,656	17,989	12,727
Total liabilities	361,122	419,395	131,504	187,628
Net Assets	$52,494,001	$65,648,082	$15,067,097	$4,131,362

Net Assets consist of:
Paid-in capital	$63,273,048	$61,118,157	$16,147,787	$4,541,319
Accumulated net realized capital gain (loss)	(4,777,321)	3,384,833	86,934	1,760
Net unrealized appreciation (depreciation) on investments	(6,001,726)	1,145,092	(1,167,624)	(411,717)

Total Net Assets	$52,494,001	$65,648,082	$15,067,097	$4,131,362

Investments in securities, at cost	$57,476,049	$63,462,980	$16,130,556	$4,718,121

Call options written, proceeds received	$-	$-	$60,604	$-

Class A shares:
Net Assets	$47,320,191	$50,836,953	$6,364,942	$4,125,729
Shares of beneficial interest outstanding (1)	4,058,595	7,313,594	1,078,243	448,035
Net asset value price per share	$11.66	$6.95	$5.90	$9.21

Maximum offering price per share (3)	$12.37	$7.30	$6.26	$9.77
Minimum redemption price per share (2)	$11.54	$6.88	$5.84	$9.12

Class C shares:
Net assets	$3,810,053	$14,811,129	$8,702,155	$5,633
Shares of beneficial interest outstanding (1)	332,006	2,128,952	1,474,199	616
Net asset value and offering price per share	$11.48	$6.96	$5.90	$9.15
Minimum redemption price per share (4)	$11.37	$6.89	$5.84	$9.06

Class I shares:
Net assets	$1,363,757
Shares of beneficial interest outstanding (1)	116,539
Net asset value, offering and redemption price per share	$11.70

(1)	Unlimited number of shares of no par value beneficial interest authorized.
(2)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)
There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares of the Value Fund, Total Return Income Fund and Growth of Income Fund, respectively, and 4.75% imposed on purchases of Class A shares of the High Income Fund.

(4)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.
(5)	NAV does not recompute due to rounding.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENTS OF OPERATIONS

			Catalyst/SMH	Catalyst/Groesbeck
	Catalyst	Catalyst/SMH	Total Return	Growth of
	Value Fund	High Income Fund	Income Fund	Income Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2010	June 30, 2010	June 30, 2010	June 30, 2010 (1)

Investment income:
Dividends (net of foreign tax withholding of $0, $0, $633 and $1,469, respectively)	$95,056	$-	$112,768	$40,393
Interest	5,869	5,451,861	540,619	275
Total investment income	100,925	5,451,861	653,387	40,668

Expenses:
Management fees (Note 5)	419,031	523,027	81,255	13,966
Distribution and/or service (12b-1) fees - Class A	76,180	99,564	8,387	3,490
Distribution and/or service (12b-1) fees - Class C	13,943	124,772	47,708	7
Accounting and transfer agent fees and expenses	59,951	85,898	19,832	7,640
Registration fees	32,138	36,171	19,239	1,155
Audit fees	12,000	14,000	14,000	12,000
Legal fees	8,405	6,697	6,697	2,666
Compliance officer compensation	7,000	7,000	7,000	3,519
Custody fees	9,828	10,191	4,518	3,768
Miscellaneous	4,001	4,057	2,922	1,635
Pricing fees	4,442	4,946	7,527	1,494
Networking fees	2,620	2,866	511	-
Trustee fees	1,963	1,963	1,963	579
Interest expense	1,898	-	-	-
Insurance fees	1,381	1,381	1,381	558
Printing fees	1,413	719	651	711
Total expenses	656,194	923,252	223,591	53,188
Less: fees waived and expenses absorbed (Note 5)	(128,381)	(71,289)	(61,864)	(31,536)
Net expenses	527,813	851,963	161,727	21,652

Net investment income (loss)	(426,888)	4,599,898	491,660	19,016

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	4,347,818	3,991,014	154,877	1,760
Net realized loss on trading error and increase from payments by affiliates to reimburse net losses realized on trading error (Note 11)	-	-	-	-
Net change in unrealized appreciation (depreciation) on investments (excluding options written)	(5,881,606)	1,119,716	400,146	(411,717)
Net change in unrealized appreciation on options written	-	-	14,564	-
Net realized and unrealized gain (loss) on investments	(1,533,788)	5,110,730	569,587	(409,957)

Net increase (decrease) in net assets resulting from operations	$(1,960,676)	$9,710,628	$1,061,247	$(390,941)

(1)	The Catalyst/Groesbeck Growth of Income Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst Value Fund

	For the	For the
	Year Ended	Year Ended
	June 30, 2010	June 30, 2009

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(426,888)	$20,899
Net realized gain (loss) on investments	4,347,818	(2,462,361)
Net change in unrealized appreciation (depreciation)
on investments	(5,881,606)	3,824,300
Net increase (decrease) in net assets resulting from operations	(1,960,676)	1,382,838

Distributions to shareholders from:
Net investment income - Class A	(38,918)	-
Net investment income - Class C	(1,642)	-
Net investment income - Class I	(2,428)	-
Total distributions to shareholders	(42,988)	-

Increase (decrease) in net assets from Fund share
transactions (Note 2)	46,409,311	(1,557,976)

Increase in net assets from acquisition of the
Roanoke Small-Cap Growth Fund (Note 7)	-	7,209,347

Total increase in net assets	44,405,647	7,034,209

Net Assets:
Beginning of year	8,088,354	1,054,145
End of year	$52,494,001	$8,088,354
Accumulated undistributed net investment income	$-	$20,899

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst/SMH High Income Fund

	For the	For the
	Year Ended	Year Ended
	June 30, 2010	June 30, 2009

Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,599,898	$2,226,136
Net realized gain on investments	3,991,014	234,018
Net change in unrealized appreciation
on investments	1,119,716	351,279
Net increase in net assets resulting from operations	9,710,628	2,811,433

Distributions to shareholders from:
Net investment income - Class A	(3,567,674)	(1,641,023)
Net investment income - Class C	(1,032,228)	(585,178)
Net realized capital gains - Class A	(637,147)	-
Net realized capital gains - Class C	(203,056)	-
Total distributions to shareholders	(5,440,105)	(2,226,201)

Increase in net assets from Fund share
transactions (Note 2)	28,479,430	21,220,045

Total increase in net assets	32,749,953	21,805,277

Net Assets:
Beginning of year	32,898,129	11,092,852
End of year	$65,648,082	$32,898,129
Accumulated undistributed net investment income	$-	$2

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Catalyst/SMH Total Return Income Fund

	For the	For the
	Year Ended	Year Ended
	June 30, 2010	June 30, 2009

Increase (Decrease) in Net Assets
Operations:
Net investment income	$491,660	$350,419
Net realized gain on investments	154,877	31,422
Net change in unrealized appreciation (depreciation)
on investments	414,710	(1,176,860)
Net increase (decrease) in net assets resulting from operations	1,061,247	(795,019)

Distributions to shareholders from:
Net investment income - Class A	(215,928)	(73,549)
Net investment income - Class C	(276,362)	(276,240)
Net realized capital gains - Class A	(33,640)	(2,676)
Net realized capital gains - Class C	(53,277)	(10,972)
Total distributions to shareholders	(579,207)	(363,437)

Increase in net assets from Fund share
transactions (Note 2)	10,085,993	2,030,431

Total increase in net assets	10,568,033	871,975

Net Assets:
Beginning of year	4,499,064	3,627,089
End of year	$15,067,097	$4,499,064
Undistributed net investment income	$-	$630

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

Catalyst/Groesbeck
Growth of Income Fund

For the
Period Ended
June 30, 2010 (1)

Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,016
Net realized gain on investments	1,760
Net change in unrealized depreciation
on investments	(411,717)
Net decrease in net assets resulting from operations	(390,941)

Distributions to shareholders from:
Net investment income - Class A	(18,992)
Net investment income - Class C	(24)
Total distributions to shareholders	(19,016)

Increase in net assets from Fund share
transactions (Note 2)	4,541,319

Total increase in net assets	4,131,362

Net Assets:
Beginning of period	-
End of period	$4,131,362
Accumulated net investment income	$-

(1) The Catalyst/Groesbeck Growth of Income Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class A

	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2010		June 30, 2009		June 30, 2008		June 30, 2007 (1)

Net Asset Value, Beginning of Period	$8.95		$8.10		$12.73		$10.00

Investment Operations:
Net investment income (loss)	(0.11)		0.07	(a)	(0.15)	(a)	0.86	(a)
Net realized and unrealized gain (loss) on
investments	2.84	(f)	0.78		(3.96)		1.87
Total from investment operations	2.73		0.85		(4.11)		2.73

Distributions from:
Net investment income	(0.02)		-		(0.52)		-
Total from distributions	(0.02)		-		(0.52)		-

Net Asset Value, End of Period	$11.66		$8.95		$8.10		$12.73

Total Return (b)	30.47%	(c)	10.49%		(33.03)%		27.30%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$47,320		$6,971		$1,044		$1,455

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.94%		4.39%		6.18%		11.53%	(e)
After fees waived and expenses absorbed	1.56%		1.66%		1.95%		1.93%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.64)%		(1.85)%		(5.67)%		(1.69)%	(e)
After fees waived and expenses absorbed	(1.26)%		0.88%		(1.44)%		7.91%	(e)

Portfolio turnover rate	157.77%		168.92%		80.46%		28.12%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)
For the year ended June 30, 2010, 0.11% of the Fund's Class A shares' total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error.  Excluding this item, total return would have been 30.36%.

(d)	Aggregate total return, not annualized.
(e)	Annualized.
(f)
As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)	The Catalyst Value Fund Class A shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class C

	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2010		June 30, 2009		June 30, 2008		June 30, 2007 (1)

Net Asset Value, Beginning of Period	$8.80		$8.05		$12.64		$10.00

Investment Operations:
Net investment income (loss)	(0.14)		0.11	(d)	(0.19)	(d)	0.93	(d)
Net realized and unrealized gain (loss) on
investments	2.84	(f)	0.64		(3.96)		1.71
Total from investment operations	2.70		0.75		(4.15)		2.64

Distributions from:
Net investment income	(0.02)		-		(0.44)		-
Total from distributions	(0.02)		-		(0.44)		-

Net Asset Value, End of Period	$11.48		$8.80		$8.05		$12.64

Total Return (b)	30.66%	(c)	9.32%		(33.52)%		26.40%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$3,810		$28		$10		$47

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.69%		6.87%		6.93%		15.99%	(e)
After fees waived and expenses absorbed	2.31%		2.53%		2.70%		2.68%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.42)%		(2.95)%		(6.05)%		(4.98)%	(e)
After fees waived and expenses absorbed	(2.04)%		1.39%		(1.82)%		8.34%	(e)

Portfolio turnover rate	157.77%		168.92%		80.46%		28.12%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)
For the year ended June 30, 2010, 0.12% of the Fund's Class C shares' total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error.  Excluding this item, total return would have been 30.54%.

(d)	Aggregate total return, not annualized.
(e)	Annualized.
(f)
As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)	The Catalyst Value Fund Class C shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst Value Fund

	Class I

	For the		For the
	Year Ended		Period Ended
	June 30, 2010		June 30, 2009 (1)

Net Asset Value, Beginning of Period	$8.96		$7.36

Investment Operations:
Net investment income (loss)	(0.14)		-	(a)
Net realized and unrealized gain on
investments	2.90	(f)	1.60
Total from investment operations	2.76		1.60

Distributions from:
Net investment income	(0.02)		-
Total from distributions	(0.02)		-

Net Asset Value, End of Period	$11.70		$8.96

Total Return (b)	30.80%	(c)	21.74%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,364		$1,090

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.69%		2.48%	(e)
After fees waived and expenses absorbed	1.31%		1.30%	(e)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.34)%		(1.25)%	(e)
After fees waived and expenses absorbed	(0.96)%		(0.07)%	(e)

Portfolio turnover rate	157.77%		168.92%

(a)	Net investment income per share is based on average shares outstanding and resulted in less than $0.01 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)
For the year ended June 30, 2010, 0.11% of the Fund's Class I shares' total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error.  Excluding this item, total return would have been 30.69%.

(d)	Aggregate total return, not annualized.
(e)	Annualized.
(f)
As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)	The Catalyst Value Fund Class I shares commenced operations on March 27, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst/SMH High Income Fund

	Class A

	For the	For the		For the
	Year Ended	Year Ended		Period Ended
	June 30, 2010	June 30, 2009		June 30, 2008 (1)

Net Asset Value, Beginning of Period	$6.25	$7.74		$8.00

Investment Operations:
Net investment income	0.58	0.72		0.02	(a)
Net realized and unrealized gain (loss) on
investments	0.81	(1.49)	(e)	(0.26)
Total from investment operations	1.39	(0.77)		(0.24)

Distributions from:
Net investment income	(0.58)	(0.72)		(0.02)
Net realized capital gains	(0.11)	-		-
Total from distributions	(0.69)	(0.72)		(0.02)

Net Asset Value, End of Period	$6.95	$6.25		$7.74

Total Return (b)	23.84%	(8.42)%		(2.98)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$50,837	$24,966		$9,049

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.59%	1.80%		3.43%	(c)
After fees waived and expenses absorbed	1.45%	1.45%		1.45%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	8.82%	13.51%		2.36%	(c)
After fees waived and expenses absorbed	8.96%	13.86%		4.35%	(c)

Portfolio turnover rate	58.16%	24.39%		0.07%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	Annualized.
(d)	Aggregate total return, not annualized.
(e)
As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the year ending June 30, 2009, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)	The Catalyst/SMH High Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst/SMH High Income Fund

	Class C

	For the	For the		For the
	Year Ended	Year Ended		Period Ended
	June 30, 2010	June 30, 2009		June 30, 2008 (1)

Net Asset Value, Beginning of Period	$6.25	$7.75		$8.00

Investment Operations:
Net investment income	0.58	0.69		0.02	(a)
Net realized and unrealized gain (loss) on
investments	0.82	(1.51)	(e)	(0.25)
Total from investment operations	1.40	(0.82)		(0.23)

Distributions from:
Net investment income	(0.58)	(0.68)		(0.02)
Net realized capital gains	(0.11)	-		-
Total from distributions	(0.69)	(0.68)		(0.02)

Net Asset Value, End of Period	$6.96	$6.25		$7.75

Total Return (b)	23.10%	(9.19)%		(2.93)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$14,811	$7,932		$2,044

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.34%	2.55%		4.18%	(c)
After fees waived and expenses absorbed	2.20%	2.20%		2.20%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	8.14%	12.60%		0.93%	(c)
After fees waived and expenses absorbed	8.28%	12.95%		2.92%	(c)

Portfolio turnover rate	58.16%	24.39%		0.07%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	Annualized.
(d)	Aggregate total return, not annualized.
(e)
As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the year ending June 30, 2009, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)	The Catalyst/SMH High Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst/SMH Total Return Income Fund

	Class A

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2010	June 30, 2009	June 30, 2008 (1)

Net Asset Value, Beginning of Period	$5.18	$7.18	$8.00

Investment Operations:
Net investment income	0.39	0.50	0.05	(a)
Net realized and unrealized gain (loss) on
investments	0.79	(1.96)	(0.82)
Total from investment operations	1.18	(1.46)	(0.77)

Distributions from:
Net investment income	(0.39)	(0.52)	(0.05)
Net realized capital gain	(0.07)	(0.02)	-
Total from distributions	(0.46)	(0.54)	(0.05)

Net Asset Value, End of Period	$5.90	$5.18	$7.18

Total Return (b)	23.23%	(19.49)%	(9.57)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$6,365	$1,198	$519

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.31%	3.14%	5.04%	(c)
After fees waived and expenses absorbed	1.55%	1.55%	1.55%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	5.52%	9.22%	4.17%	(c)
After fees waived and expenses absorbed	6.28%	10.81%	7.66%	(c)

Portfolio turnover rate	46.45%	8.43%	0.00%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	Annualized.
(d)	Aggregate total return, not annualized.
The Catalyst/SMH Total Return Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Catalyst/SMH Total Return Income Fund

	Class C

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2010	June 30, 2009	June 30, 2008 (1)

Net Asset Value, Beginning of Period	$5.18	$7.18	$8.00

Investment Operations:
Net investment income	0.35	0.48	0.05	(a)
Net realized and unrealized gain (loss) on
investments	0.79	(1.98)	(0.82)
Total from investment operations	1.14	(1.50)	(0.77)

Distributions from:
Net investment income	(0.35)	(0.48)	(0.05)
Net realized capital gain	(0.07)	(0.02)	-
Total from distributions	(0.42)	(0.50)	(0.05)

Net Asset Value, End of Period	$5.90	$5.18	$7.18

Total Return (b)	22.32%	(20.09)%	(9.66)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$8,702	$3,301	$3,108

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.06%	3.89%	5.79%	(c)
After fees waived and expenses absorbed	2.30%	2.30%	2.30%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	5.13%	8.16%	2.47%	(c)
After fees waived and expenses absorbed	5.89%	9.75%	5.96%	(c)

Portfolio turnover rate	46.45%	8.43%	0.00%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	Annualized.
(d)	Aggregate total return, not annualized.
(1)	The Catalyst/SMH Total Return Income Fund commenced operations on May 21, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period

	Catalyst/Groesbeck
	Growth of Income Fund

	Class A

	For the
	Period Ended
	June 30, 2010 (1)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income	0.04
Net realized and unrealized loss on
investments	(0.79)
Total from investment operations	(0.75)

Distributions from:
Net investment income	(0.04)
Total from distributions	(0.04)

Net Asset Value, End of Period	$9.21

Total Return (a)	(7.47)%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$4,126

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.81%	(c)
After fees waived and expenses absorbed	1.55%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.90)%	(c)
After fees waived and expenses absorbed	1.36%	(c)

Portfolio turnover rate	10.75%

(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	Aggregate total return, not annualized.
(c)	Annualized.
(1)	The Catalyst/Groesbeck Growth of Income Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period

	Catalyst/Groesbeck
	Growth of Income Fund

	Class C

	For the
	Period Ended
	June 30, 2010 (1)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income	0.04
Net realized and unrealized loss on
investments	(0.85)
Total from investment operations	(0.81)

Distributions from:
Net investment income	(0.04)
Total from distributions	(0.04)

Net Asset Value, End of Period	$9.15

Total Return (a)	(8.11)%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.56%	(c)
After fees waived and expenses absorbed	2.30%	(c)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.07)%	(c)
After fees waived and expenses absorbed	0.19%	(c)

Portfolio turnover rate	10.75%

(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	Aggregate total return, not annualized.
(c)	Annualized.
(1)	The Catalyst/Groesbeck Growth of Income Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of fourteen series.  These financial statements include the following four series:  Catalyst Value Fund, Catalyst/SMH High Income Fund (formerly Catalyst High Income Fund), Catalyst/SMH Total Return Income Fund (formerly Catalyst Total Return Income Fund) and Catalyst/Groesbeck Growth of Income Fund (each a "Fund" and collectively, the "Funds").  The Funds are registered as non-diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment advisor is Catalyst Capital Advisers, LLC (the "Manager" or "CCA").

Catalyst Value Fund ("Value Fund") Class A and Class C became effective with the Securities and Exchange Commission ("SEC") on July 14, 2006 and commenced operations on July 31, 2006.  Value Fund Class I became effective with the SEC and commenced operations on March 27, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst/SMH High Income Fund ("High Income Fund") became effective with the SEC and commenced operations on May 21, 2008.  The Fund’s investment objective is to provide a high level of current income.  The High Income Fund’s investment sub-advisor is SMH Capital Advisors, Inc. ("SMH").

Catalyst/SMH Total Return Income Fund ("Total Return Fund") became effective with the SEC and commenced operations on May 21, 2008.  The Fund’s investment objective is to provide total return, including current income and capital appreciation.  The Total Return Fund’s investment sub-advisor is SMH.

Catalyst/Groesbeck Growth of Income Fund ("Growth of Income Fund") became effective with the SEC and commenced operations on December 30, 2009.  The Fund’s investment objective is to provide current income that increases over time.  The Growth of Income Fund’s investment sub-advisor is Groesbeck Investment Management Corp. ("GIM").

The High Income Fund, Total Return Fund and Growth of Income Fund each offer two classes of shares, Class A and Class C.  The Value Fund offers three classes of shares, Class A, Class C and Class I.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)         Investment Valuation - The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when the Trustees believe such prices reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of June 30, 2010:

Assets	Value	High Income	Total Return	Growth of Income
Security Classification(a)	Fund	Fund	Fund	Fund
Level 1
Common Stock	$47,101,367	$663,724	$5,211,446	$3,954,792
Investment Companies	-	-	33,547
Preferred Stock	1,444,090	-	-	-
Warrants	1,053,329	-	-	-
Total Level 1	$49,598,786	$663,724	$5,244,993	$3,954,792

Level 2
Convertible Corporate Bonds	$-	$9,250,734	$1,574,597	$-
Corporate Bonds	-	50,573,834	7,591,965	-
Short-Term Investments	1,875,537	4,119,780	536,813	351,612
Total Level 2	$1,875,537	$63,944,348	$9,703,375	$351,612

Level 3(b)
Total Level 3	$-	$-	$-	$-

Total Assets	$51,474,323	$64,608,072	$14,948,368	$4,306,404

(a) For a detailed break-out by major industry classification of all securities held by the Funds, please refer to the Schedules of Investments.
(b) As of and during the year/period ended June 30, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Liabilities	Value	High Income	Total Return	Growth of Income
Security Classification(c)	Fund	Fund	Fund	Fund
Level 1
Call Options Written	$-	$-	$(46,040)	$-

Total Liabilities Level 1	$-	$-	$(46,040)	$-

(c) As of and during the year/period ended June 30, 2010, the Funds had no liabilities that were considered to be "Level 2" securities (those valued using  other significant observable inputs).  As of and during the year/period ended June 30, 2010, the Fund had no liabilities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

During the year/period ended June 30, 2010, no securities were fair valued.

b)         Accounting for Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)        Accounting for Options (continued) - The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.   The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2010 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of Gain (Loss) on Derivatives recognized in income	Unrealized Gain on Derivatives recognized in income
Total Return Fund	Call options written	Net change in unrealized appreciation on options written	$14,564
	Totals		$14,564

c)         Federal Income Tax – The Value Fund, High Income Fund and Total Return Fund have qualified and intend to continue to qualify and the Growth of Income Fund intends to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.

As of and during the year/period ended June 30, 2010, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  As of June 30, 2010, the Funds did not incur any interest or penalties.  As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years or periods ended June 30, 2007, June 30, 2008, June 30, 2009 and June 30, 2010 for the Funds) and has concluded that no provision for income tax is required in these financial statements.  The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service.  No examinations of the Funds’ filings are presently in progress.

d)         Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)         Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)          Multiple Class Allocations— Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)         Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)         Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

i)          Redemption fees and sales charges (loads)—A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer.  A maximum sales charge of 5.75% is imposed on Class A shares of the Value Fund, Total Return Fund and Growth of Income Fund.  A maximum sales charge of 4.75% is imposed on Class A shares of the High Income Fund.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  A CDSC of 1.00% is imposed on Class C shares in the event of certain redemption transactions within one year following such investments.  The respective shareholders pay such CDSC charges, which are not an expense of the Funds.  For the year ended June 30, 2010, there were CDSC fees of $4,307, $4,479 and $889 paid by the Value Fund, High Income Fund and Total Return Fund, respectively, to the Manager.

(2)	CAPITAL SHARE TRANSACTIONS

At June 30, 2010, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of capital stock for the Funds were as follows:

	Value Fund
				Net
	Sold	Redeemed	Reinvested	Increase (Decrease)
For the year ended:
June 30, 2010
Class A
Shares	4,765,786	(1,489,443)	2,940	3,279,283
Value	$60,925,857	$(19,046,889)	$36,952	$41,915,920
Class C
Shares	368,015	(39,274)	128	328,869
Value	$4,696,238	$(479,065)	$1,584	$4,218,757
Class I
Shares	147,816	(153,067)	142	(5,109)
Value	$2,222,616	$(1,949,770)	$1,788	$274,634
For the year ended:
June 30, 2009
Class A
Shares	74,672	(175,628)	-	(100,956)
Value	$588,674	$(1,332,372)	$-	$(743,698)
Class C
Shares	2,065	(140)	-	1,925
Value	$15,200	$(966)	$-	$14,234
Class I
Shares	665	(107,509)	-	(106,844)
Value	$5,493	$(834,005)	$-	$(828,512)

	High Income Fund
				Net
	Sold	Redeemed	Reinvested	Increase
For the year ended:
June 30, 2010
Class A
Shares	4,929,105	(1,977,055)	365,464	3,317,514
Value	$33,697,122	$(13,509,089)	$2,499,243	$22,687,276
Class C
Shares	963,131	(216,544)	113,945	860,532
Value	$6,530,809	$(1,517,066)	$778,411	$5,792,154

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(2)	CAPITAL SHARE TRANSACTIONS (continued)

	High Income Fund (continued)
				Net
	Sold	Redeemed	Reinvested	Increase
For the year ended:
June 30, 2009
Class A
Shares	3,495,601	(830,080)	162,200	2,827,721
Value	$19,744,482	$(5,571,792)	$919,771	$15,092,461
Class C
Shares	1,003,587	(64,181)	65,267	1,004,673
Value	$6,104,242	$(342,276)	$365,618	$6,127,584

	Total Return Fund
				Net
	Sold	Redeemed	Reinvested	Increase
For the year ended:
June 30, 2010
Class A
Shares	982,367	(158,654)	23,286	846,999
Value	$5,884,765	$(967,850)	$138,013	$5,054,928
Class C
Shares	1,037,750	(225,759)	24,835	836,826
Value	$6,248,430	$(1,363,432)	$146,067	$5,031,065

For the year ended:
June 30, 2009
Class A
Shares	194,248	(48,368)	13,133	159,013
Value	$1,026,502	$(227,011)	$63,143	$862,634
Class C
Shares	239,732	(53,882)	18,640	204,490
Value	$1,330,777	$(252,146)	$89,166	$1,167,797

	Growth of Income Fund(1)
				Net
	Sold	Redeemed	Reinvested	Increase
For the period ended:
June 30, 2010
Class A
Shares	455,474	(9,501)	2,062	448,035
Value	$4,613,274	$(96,971)	$18,992	$4,535,295
Class C
Shares	613	-	3	616
Value	$6,000	$-	$24	$6,024

(1) The Growth of Income Fund commenced operations on December 30, 2009.

(3)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2010, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(3)	INVESTMENT TRANSACTIONS (continued)

Fund	Purchases	Sales
Value Fund	$93,490,787	$50,010,347
High Income Fund	51,610,379	27,917,756
Total Return Fund	13,064,283	3,520,579
Growth of Income Fund(1)	4,653,125	288,376
(1) For the period December 30, 2009 through June 30, 2010.

There were no government securities purchased or sold during the year/period.

(4)	OPTIONS WRITTEN

A summary of option contracts written by the Total Return Fund during the year ended June 30, 2010 were as follows:

Call Options
	Number of Options *	Option Premiums
Options outstanding at beginning of year	-	$-
Options written	67	60,604
Options covered	-	-
Options exercised	-	-
Options expired	-	-

Options outstanding at end of year	67	$60,604
* One option contract is equivalent to one hundred shares of common stock.

(5)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of the Management Agreements (the "Management Agreements").  Under the terms of the Management Agreements, the Manager manages the investment operations of the Funds in accordance with the Funds’ respective investment policies and restrictions.  The investment sub-advisors are responsible for the day-to-day management of the Funds’ portfolios.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the Value Fund and 1.00% of each of the High Income Fund, Total Return Fund and Growth of Income Fund, such fees to be computed daily based upon daily average net assets of the Funds.  For the year ended June 30, 2010, management fees of $419,031, $523,027 and $81,255 were incurred by the Value Fund, High Income Fund and Total Return Fund, respectively, and for the period from December 30, 2009 to June 30, 2010, management fees of $13,966 were incurred by the Growth of Income Fund, before the waiver and reimbursement described below, with $34,473, $43,796 and $2,210 remaining payable at June 30, 2010 for the Value Fund, High Income Fund and Total Return Fund, respectively.  As of June 30, 2010, $2,258 was due from the Manager for the Growth of Income Fund.

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan; and extraordinary expenses) at 1.30% for Class A, Class C and Class I of the Value Fund's average daily net assets through July 31, 2011; at 1.20% for Class A and Class C of the High Income Fund’s average daily net assets through July 31, 2011; at 1.30% for Class A and Class C of the Total Return Fund’s average daily net assets through July 31, 2011; at 1.30% for Class A and Class C of the Growth of Income Fund’s average daily net assets through July 31, 2011.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(5)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

For the year ended June 30, 2010, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees Waived	Reimbursed
Value Fund	$128,381	$-
High Income Fund	71,289	-
Total Return Fund	60,883	981
Growth of Income Fund(1)	13,966	17,570
(1) For the period December 30, 2009 through June 30, 2010.

As of June 30, 2010, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

	June 30,
Fund	2011	2012	2013
Value Fund	$58,304	$69,504	$128,381
High Income Fund	14,135	58,099	71,289
Total Return Fund	13,886	56,043	61,864
Growth of Income Fund			31,536

A Trustee of the Trust is the managing member of the Manager.

The Trust has entered into Investment Company Services Agreements (the "Services Agreements") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Value Fund, High Income Fund, Total Return Fund and Growth of Income Fund pay the greater of $9,000 per year or an annualized fee equal to 0.15% of average net assets up to $60 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Funds, plus out-of-pocket expenses.  For the year ended June 30, 2010, service fees including out-of-pocket expenses of $59,951, $85,898, and $19,832 were incurred for the Value Fund, High Income Fund, and Total Return Fund, respectively, with $7,689, $8,335, and $2,371 remaining payable at June 30, 2010 for the Value Fund, High Income Fund and Total Return Fund, respectively.  For the period from December 30, 2009 to June 30, 2010, service fees including out-of-pocket expenses of $7,640 were incurred for the Growth of Income Fund, with $1,225 remaining payable at June 30, 2010.

Pursuant to the Services Agreements, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $7,000 per year base fee per Fund.  For the year  ended June 30, 2010, Matrix earned compliance fees of $7,000, $7,000, and $7,000 for the Value Fund, High Income Fund and Total Return Fund, respectively, with $583, $583, and $583 remaining payable at June 30, 2010 for the Value Fund, High Income Fund and Total Return Fund, respectively.  For the period from December 30, 2009 to June 30, 2010, Matrix earned compliance fees of $3,519 for the Growth of Income Fund, with $583 remaining payable at June 30, 2010.

Matrix also acts as Distributor of the Funds’ shares.  For the year ended June 30, 2010, Matrix received no commissions from the sale of Class A shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Value Fund, Total Return Fund and Growth of Income Funds’ portfolio investments.  For those services, Matrix received $216,517, $70 and $4,186 from the Value Fund, Total Return Fund and Growth of Income Fund, respectively, of brokerage commissions for the year ended June 30, 2010.

Certain officers of the Funds are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.  The Manager reimburses the Distributor for this expense and recoups the expense during the first year as it receives 12b-1 payments.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(5)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the year ended June 30, 2010, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Value Fund	$76,180	$13,943
High Income Fund	99,564	124,772
Total Return Fund	8,387	47,708
Growth of Income Fund(1)	3,490	7
(1)For the period December 30, 2009 through June 30, 2010.

CCA has informed the Trust that for the year ended June 30, 2010, it received underwriter concessions from certain sales of the Funds’ Class A shares of $55,407, $90,139, $10,750 and $74 from the Value Fund, High Income Fund, Total Return Fund and Growth of Income Fund, respectively.

(6)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2010 for each Fund were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Value Fund	$57,875,751	$7,032,699	$(13,434,127)	$(6,401,428)
High Income Fund	63,510,355	3,571,270	(2,473,553)	1,097,717
Total Return Fund	16,060,092	518,129	(1,675,893)	(1,157,764)
Growth of Income Fund	4,718,617	11,785	(423,998)	(412,213)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, PFIC mark-to-market income, income on contingent convertible bonds and limited partnership income.

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

	Unrealized	Undistributed	Undistributed		Other	Total
	Appreciation	Ordinary	Capital	Capital Loss	Timing	Distributable
Fund	(Depreciation)	Income	Gains	Carryforward	Differences	Earnings
Value	$(6,401,428)	$-	$-	$(4,377,619)	$-	$(10,779,047)
High Income	1,097,717	2,193,044	1,301,930	-	(62,766)	4,529,925
Total Return	(1,157,764)	113,576	-	-	(36,502)	(1,080,690)
Growth of Income	(412,213)	2,256	-	-	-	(409,957)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of PFIC mark to market income, income on contingent convertible bonds, flow through income and deferred passive losses from limited partnerships, short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales.  Following the March 27, 2009 acquisition by the Value Fund of the Roanoke Small-Cap Growth Fund, the Value Fund acquired all capital loss carryforwards available to the Roanoke Small-Cap Growth Fund.  In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforward.  Of the capital losses subject to Section 382, the Fund may only utilize $51,421 in a given year.  In addition, $6,971,701 in capital loss carryforwards expired as of June 30, 2010.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  To the extent loss carryforwards are used to offset future capital gains, it is possible that the amount, which is offset, will not be distributed to shareholders.  The Funds elected to defer net capital losses as indicated in the chart below.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(6)	TAX MATTERS (continued)

As of June 30, 2010, the capital loss carryforwards for the Funds were as follows:

Capital Loss Carryforwards Expiring							Post-October Losses

Fund	2011	2012	2015	2016	2017	Total	Deferred	Utilized
Value	$1,873,061	$764,051	$3,936	$1,422,234	$314,337	$4,377,619	$-	$2,078,998
Total Return	-	-	-	-	-	-	7,279	-

In accordance with the accounting pronouncements, the Funds have recorded reclassifications in their capital accounts.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.  These reclassifications were primarily attributable to expiring capital loss carryforwards and gains on sales of PFIC’s for the Value Fund.  As of June 30, 2010, the Value Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

	Accumulated	Accumulated
	Net Investment	Net Realized
Fund	Income	Gain (Loss)	Paid in Capital
Value Fund	$448,977	$6,693,302	$(7,142,279)
High Income Fund	$2	$(2)	$-

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.  The tax character of dividends and distributions paid during the fiscal year ended June 30, 2009 and for the year ended June 30, 2010 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	Year Ended	Fiscal Year Ended	Year Ended	Fiscal Year Ended
	June 30, 2010	June 30, 2009	June 30, 2010	June 30, 2009
Value Fund	$42,988	$-	$-	$-
High Income Fund	5,439,838	2,226,201	267	-
Total Return Fund	576,200	357,813	3,007	5,624
Growth of Income Fund (1)	19,016	-	-	-
(1)For the period December 30, 2009 through June 30, 2010.

(7)	ACQUISITION OF ROANOKE SMALL-CAP GROWTH FUND

Effective as of the close of business on March 27, 2009, pursuant to an Agreement and Plan of Reorganization (the "Reorganization") the Value Fund received all the assets and liabilities of the Roanoke Small-Cap Growth Fund (the "Transferring Fund").  Class R shares of the Transferring Fund were exchanged for Class A shares of the Value Fund, and Class I shares of the Transferring Fund were exchanged for Class I shares of the Value Fund.  266,372 Class R shares of the Transferring Fund, valued at $20.75, were exchanged for 751,286 Class A shares of the Value Fund, valued at $7.36.  Each Class R share of the Transferring Fund was exchanged for 2.8204 Class A shares of the Value Fund.  126,825 Class I shares of the Transferring Fund, valued at $13.26, were exchanged for 228,492 Class I shares of the Value Fund, valued at $7.36.  Each Class I share of the Transferring Fund was exchanged for 1.8016 Class I shares of the Value Fund.  The Transferring Fund’s net assets on the date of the reorganization of $7,209,347, including ($3,662,384) of unrealized depreciation and ($13,952,848) of capital loss carryforwards, were combined with those of the Value Fund.  The combined assets immediately after the acquisition amounted to $8,145,891 for 1,107,124 shares outstanding.  The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Value Fund reflected the historical basis of the assets of the Transferring Fund as of the date of the Reorganization.  The Reorganization is also considered tax-free based on GAAP.

(8)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.  Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(8)	OPTIONS RISK (continued)

The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2010, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

Ownership	Value Fund		High Income Fund		Total Return Fund		Growth of Income Fund
	Class C	Class I	Class A	Class C	Class A	Class C	Class A	Class C
First Clearing, LLC	35%	-	-	-	-	76%	-	-
LPL Financial Corp.	-	-	48%	28%	48%	-	-	-
Oppenheimer & Co.	-	39%	-	-	-	-	-	-
Reliance Trust Co.	-	-	-	-	-	-	42%	-
Raymond James & Assoc.	-	-	-	-	-	-	-	84%

(10)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(11)	PAYMENTS BY AFFILIATES AND NET GAINS (LOSSES) REALIZED ON TRADING ERROR

As a result of a trade error by the Manager, the Value Fund experienced an aggregate loss of $33,357, which was reimbursed by the Manager, resulting in a net loss to the Value Fund of $0.

(12)	RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Catalyst Funds
and the Shareholders of the Catalyst Value Fund,
the Catalyst/SMH High Income Fund,
the Catalyst/SMH Total Return Income Fund and
the Catalyst/Groesbeck Growth of Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Catalyst Value Fund, a series of shares of beneficial interest of the Catalyst Funds, as of June 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years and periods presented in the three-year period then ended and for the period from July 31, 2006 (commencement of operations) to June 30, 2007.  We have also audited the accompanying statements of asset and liabilities, including the schedules of investments, of the Catalyst/SMH High Income Fund (formerly the Catalyst High Income Fund) and Catalyst/SMH Total Return Income Fund (formerly the Catalyst Total Return Income Fund), each a series of shares of beneficial interest of the Catalyst Funds, as of June 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from May 21, 2008 (commencement of operations) to June 30, 2008.  We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Catalyst/Groesbeck Growth of Income Fund, a series of shares of beneficial interest of the Catalyst Funds, and the related statements of operations and changes in net assets and the financial highlights for the period December 30, 2009 (commencement of operations) to June 30, 2010.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Catalyst Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund and the Catalyst/Groesbeck Growth of Income Fund as of June 30, 2010, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 30, 2010

CATALYST FUNDS

ADDITIONAL INFORMATION

June 30, 2010 (Unaudited)	ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the year ended June 30, 2010, the following dividends and distributions per share were paid by the Funds:

	Ordinary Income	Long-Term Capital Gains
Catalyst Value Fund Class A	0.018189	-
Catalyst Value Fund Class C	0.019192	-
Catalyst Value Fund Class I	0.020976	-
Catalyst/SMH High Income Fund Class A	0.688980	0.000035
Catalyst/SMH High Income Fund Class C	0.684972	0.000035
Catalyst/SMH Total Return Income Fund Class A	0.459977	0.002453
Catalyst/SMH Total Return Income Fund Class C	0.416168	0.002453
Catalyst/Groesbeck Growth of Income Fund Class A	0.042604	-
Catalyst/Groesbeck Growth of Income Fund Class C	0.038771	-

Please note that, for the taxable year ended June 30, 2010, the respective percentages of ordinary income distributions paid by the Funds which consist of qualified dividend income for individuals are as follows:

	Distribution Period	Percentage
Catalyst Value Fund	June, 2010	56.74%
Catalyst/SMH High Income Fund	June, 2010	0.00%
Catalyst/SMH Total Return Income Fund	June, 2010	13.31%

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

Board Deliberations Regarding Renewal of Advisory Agreement with Catalyst Capital Advisors, LLC (Unaudited)

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously renewed the Advisory Agreement between the Trust, on behalf of the Value Fund, High Income Fund, Total Return Fund and the Groesbeck Fund (collectively for the purposes of this section, the “Funds”), and Catalyst Capital Advisors, LLC (the “Advisor”) at a meeting of the Board of Trustees held on May 25, 2010.

In connection with their deliberations regarding renewal of the Advisory Agreement, the Trustees reviewed a report prepared by the Advisor setting forth, and the Advisor’s responses to a series of questions regarding, among other things, the investment performance of the Funds since inception, the Advisor’s services to the Funds, comparative fee and expense information and the Advisor’s profitability from managing the Funds.  The Trustees noted that the Advisor receives the benefit of 12b-1 fees.  They discussed the President of the Advisor’s relationship with Matrix, and that the Advisor receives fees from Matrix for administrative services provided to other funds in the Trust.

As to the nature, extent and quality of the services provided by the Advisor to the Funds, the Trustees reviewed the Advisor’s Form ADV, Parts I and II, which provided an overview of the services provided by the Advisor, as well as information on the corporate structure, officers, owners, and compliance record of the Advisor.  The Board considered the Advisor’s duties under the terms of the Management Agreement.

The Trustees noted that the Advisor pays the compensation and expenses of any persons rendering any services to the Trust who are directors, officers, employees, members, or stockholders of the Advisor and will make available, without expense to the Funds, the services of the Advisor’s employees as may duly be elected trustees or officers of the Trust (other than the Trust’s Chief Compliance Officer).  The Advisor pays all advertising, promotion, and other distribution expenses incurred in connection with each Fund’s shares to the extent such expenses are not permitted to be paid by the Funds under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Trustees noted that the Advisor had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of a Fund’s investment policies and limitations, as well as federal securities laws.

The Trustees considered the scope of the services provided by the Advisor and noted that the Advisor is responsible for maintaining and monitoring its compliance program and the Funds’ compliance with the Trust’s compliance program.  The Trustees considered the investment experience of the portfolio manager to the Value Fund, as well as the quality of the administrative services provided by the Advisor.  They discussed with the President of the Advisor the Advisor’s supervisory activities with respect to the High Income and Total Return Funds and the Groesbeck Fund.  The Trustees concluded that, overall, they were satisfied with the nature, extent, and quality of the services provided to the Funds under the Management Agreement.

As to the Funds’ performance, the Board referred to the report from Matrix, which contained the Value Fund’s returns as of March 31, 2010 for the 1-month, 3-month, year-to-date, 12-month, 3-year, and since inception periods; the High Income and Total Return Funds returns as of the same date for the 1-month, 3-month, year-to-date, 12-month, and since inception periods; and the Groesbeck Fund for the 1-month, 3-month periods, and since inception.

With respect to the Value Fund, the Board noted that the Fund’s performance exceeded that of the S&P 500 and the Russell 2000 for the 1-month, 3-month, year-to-date, 12-month, 3-year, and since inception periods, excluding sales loads. The Trustees concluded that the Value Fund’s performance was strong relative to its benchmark.

With respect to the High Income Fund and Total Return Fund, The Trustees noted that the Funds’ returns had exceeded those of the Merrill Lynch U.S. Cash Pay High-Yield Index for the 1-month, 3-month, year-to-date, 12-month, and since inception periods ended March 31, 2010, excluding sales loads.  They also discussed the fact that both Funds had a relatively short period of operations on which to judge the Adviser’s performance.  As a result, the Board concluded that the Funds’ performance was acceptable.

The Trustees then discussed the performance of the Groesbeck Fund.  They noted that, although the Fund’s performance lagged that of the S&P 500 for the 1-month, 3-month, and since inception periods, the Fund’s time operating since inception was relatively short to judge the Adviser’s performance.   As a result, the Board concluded that it would continue to monitor the Fund’s performance and that it was acceptable.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s analysis of its profitability and its financial condition, and noted that the Advisor is participating in expense cap arrangements.  The Trustees noted that the Advisor had incurred losses on each of the Funds since their inception.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with the Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the management fees paid by the Funds and compared them to management fees paid by funds in respective peer groups.  The Trustees also compared the total expense ratios of the Funds with the expense ratios of the funds in the respective peer groups.  With respect to the Value Fund, the Trustees noted that the Fund’s management fee of 1.25% was above the average of its peer group, but in line with and lower than certain of the funds in the peer group.  The Trustees also noted that the Fund’s expense ratio was below the peer group’s average.  With respect to the High Income Fund, the Board noted that the Fund’s management fee was higher than its peer group’s average, but the Fund’s expense ratio was in line with the peer group’s average.  With respect to the Total Return Fund and Groesbeck Fund, the Board noted that the Funds’ management fees and expense ratios were higher than their respective peer group’s average; however, the Board also considered that the Funds’ size was smaller than the funds in the peer groups.  The Trustees concluded that each Fund’s management fee was acceptable in light of the quality of services each Fund receives from the Advisor and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Funds, and their respective shareholders if a Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Funds had not yet reached asset levels where the Advisor could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Advisory Agreement was in the best interests of the Trust and the Fund’s shareholders, and unanimously voted to renew the Advisory Agreement.

Board Deliberations Regarding Renewal of Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Fund Sub-Advisory Agreement (Unaudited)

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously renewed the Sub-Advisory Agreement between the Trust, on behalf of the Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Fund (the “Funds”), and SMH Capital Advisors, Inc. (the “Advisor”) and Catalyst Capital Advisors, LLC at a meeting of the Board of Trustees held on February 24, 2010.

In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed a report prepared by the Advisor setting forth, and the Advisor’s responses to a series of questions regarding, among other things, the investment performance of the Funds since inception, the Advisor’s services to the Funds, comparative fee and expense information and the Advisor’s profitability from managing the Funds. The Trustees noted that the Advisor is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

As to the nature, extent and quality of the services to be provided by the Advisor to the Funds, the Trustees reviewed the Advisor’s Form ADV, Parts I and II, which provided an overview of the services provided by the Advisor, as well as information on the corporate structure, officers, owners and compliance record of the Advisor.  The Board considered that, under the terms of the Sub-Advisory Agreement, the Advisor, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to provide to the Funds such investment advice as the Advisor in its discretion deems advisable and furnishes or arranges to furnish a continuous investment program for the Funds consistent with their respective investment objectives and policies.  The Advisor also furnishes any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Advisor deems to be desirable.

The Trustees considered the scope of the services provided by the Advisor and the investment experience of the portfolio manager, as well as the quality of the administrative services provided by the Advisor.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services provided to the Funds under the Sub-Advisory Agreement.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s analysis of its profitability and its financial condition, including a balance sheet.   Based on their review, the Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with the Funds was not excessive.

As to comparative fees and expenses, the Trustees considered the management fees paid by Catalyst to the Advisor and compared that fee to the management fees charged by the Advisor to its other clients.  The information provided by the Advisor reflected that the Funds contractual management fee of 50% of Catalyst’s net management fee was expected to be in line with what the Advisor charges its other clients.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Sub-Advisory Agreement was in the best interests of the Trust and the Fund’s shareholders, and unanimously voted to renew the Sub-Advisory Agreement.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-888-944-4367.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Independent Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	14	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	14	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	14
ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation., Heat Systems Incorporated., Alcide Corporation., Adelphi Research Corporation., Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006	14	None

Christopher Anci 420 Lexington Avenue Suite 601 New York, NY10170 Year of Birth: 1968	President	Indefinite/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund and Catalyst/Groesbeck Growth of Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 2006; Treasurer since 2006; CCO since 2007	Senior V.P. of Matrix Capital Group, Inc. since 2005.	N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid $750 per Board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2010. The Trust has no retirement or pension plans.

Name of Trustee 1	Aggregate Compensation From the Catalyst Value Fund 2	Aggregate Compensation From the Catalyst/SMH High Income Fund 2	Aggregate Compensation From the Catalyst/SMH Total Return Income Fund 2	Aggregate Compensation From the Catalyst/Groesbeck Growth of Income Fund 2	Total Compensation From the Catalyst Funds 2
Independent Trustees
Tobais Caldwell	$748	$748	$748	$131	$2,375
Tiberiu Weisz	$654	$654	$654	$131	$2,093
Bert Pariser	$654	$654	$654	$131	$2,093
Independent Trustees
Jerry Szilagyi	None	None	None	None	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the fourteen portfolios of the Trust.

2 Figures are for the fiscal year ended June 30, 2010.

Catalyst Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

MANAGER
Catalyst Capital Advisors, LLC
5 Abbington Drive
Lloyd Harbor, NY  11743

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA  19103

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, OH  45202-4089

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH  43219

ANNUAL REPORT

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Asset Fund

June 30, 2010

Compass EMP Mutual Funds
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

Compass EMP Mutual Funds’ Annual Portfolio Manager Report

As of June 30, 2010

By: Stephen M. Hammers, CIMA

Managing Partner and Chief Investment Officer

Market volatility has arrived.   Today’s market is for patient, long-term investors.  The broad U.S. stock market, represented by the S&P 500 Total Return Index, has declined -6.65% so far in 2010, yet has increased +14.43% over the last 12 months. The international developed market index represented by the MSCI EAFE has declined -12.93% in 2010 with an increase of a mere +6.38% over the last 12 months.  Many believe that world economies have a long road ahead of us in terms of economic recovery with increased volatility along the way. If one were to attempt to time the markets during this long, volatile road to recovery, one would most likely experience diminished returns due to short-term movements of return in the market place. Going forward, the greatest negative impact to the U.S. and international markets is exceptionally high government debt and inflated currency.  The best opportunity for continued economic growth is free enterprise, low taxes and low interest rates.

The Compass EMP Mutual Funds use a strategic asset allocation methodology. The methodology is designed to provide diversification among many asset classes, markets and economies around the world. The objective is to reduce risk and volatility without sacrificing long-term returns. The Compass Efficient Model Portfolios are based on the Compass EMP ETF Index Methodology, which can be viewed on www.CompassEMPFunds.com.

Since January 2010, the Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Asset Fund have added a few asset classes and strategies in an attempt to reduce short-term volatility.  A fairly conservative Managed Futures ETF was added to each of the Funds in 2010 in an attempt to provide another negative correlating asset class to the already diversified mix of assets.  Managed Futures is one of the rare assets that has tended to perform well during volatile stock markets as well as declining stock markets.  International Fixed Income Currency was added to each of the Funds in early 2010 in an attempt to provide negative correlation within the fixed income portion of the portfolio. The fixed income currency ETF that was purchased represents the short-term money markets of the emerging markets.  The last addition is a long/short strategy utilizing IWV (iShares Russell 3000) and SH (ProShares Short S&P 500).  This strategy of holding long the U. S. stock market during increasing stock market trends and shorting the U.S. stock market during declining stock market trends is design to force negative correlation during periods when the U.S. stocks are declining. The trends indicator is based on price momentum, better known as moving averages.  This strategy is not part of the Compass EMP ETF Index Methodology.

All three Funds outperformed their customized benchmarks, called the Compass EMP ETF Indexes, over the last 12 months and year to date.  The primary reason for outperformance was due to our rebalancing strategy, which is based on upside and downside market movements forcing a buy-low sell-high strategy.

The Compass EMP Funds, compared to the broader markets, such as the S&P 500 Total Return Index and the MSCI EAFE Index, faired reasonably well.  With the S&P 500 and the MSCI EAFE falling -6.65% and -12.93% respectively during the first six months of 2010; the Balanced Fund* declined -1.99%, the Alternative Fund* declined -4.92% and the Growth Fund* declined -8.30%.  Over the last 12 months, the S&P 500 and the MSCI EAFE increased +14.43% and +6.38% respectively; the Balanced Fund* increased +9.87% and the Growth Fund* increased +8.12% The largest negative impact to the portfolios was international stocks, international bonds as well as commodity.  The most beneficial impact to the resent performance was the addition of managed futures, the long-short strategy of the Equity Hedge asset class and U.S. REIT (Real Estate).  Based on our rebalancing methodology we have added to the asset classes that have declined outside of their predetermined band in an attempt to buy more shares in a declining market. This strategy has proven to work well over the years. The rebalancing strategy is as follows: All markets and asset classes represented by ETFs are rebalanced back to the predetermined target if the ETF’s portfolio weighting has drifted plus or minus 20% from the long‐term target allocation due to market performance.

* The Compass EMP Funds performance is based on each Fund’s Class A shares without sales charges

Compass EMP Mutual Funds Performance Report

Compass EMP Multi-Asset Balanced Fund
Share Class	Qtr	YTD	1 Year/ Fiscal Period Since Inception	3 Year	5 Year	10 Year	Inception
Without Sales Charges
Class A	-3.26%	-1.99%	9.87%	N/A	N/A	N/A	13.58%1
Class C	-3.42%	-2.30%	9.03%	N/A	N/A	N/A	12.77%1
Class T	-3.35%	-2.08%	-2.21%2	N/A	N/A	N/A	-2.21%2
With Sales Charges
Class A	-8.82%	-7.62%	3.56%	N/A	N/A	N/A	9.17%1
Class T	-6.74%	-5.51%	-5.63%2	N/A	N/A	N/A	-5.63%2
Compass EMP Multi-Asset Growth Fund
Without Sales Charges
Class A	-9.97%	-8.30%	8.12%	N/A	N/A	N/A	9.53%1
Class C	-10.12%	-8.59%	7.38%	N/A	N/A	N/A	8.60%1
Class T	-9.98%	-8.39%	-8.65%2	N/A	N/A	N/A	-8.65%2
With Sales Charges
Class A	-15.15%	-13.57%	1.90%	N/A	N/A	N/A	5.28%1
Class T	-13.13%	-11.59%	-11.85%2	N/A	N/A	N/A	-11.85%2
Compass EMP Alternative Asset Fund
Without Sales Charges
Class A	-6.34%	-4.92%	-5.40%2	N/A	N/A	N/A	-5.40%2
Class C	-6.55%	-5.43%	-5.90%2	N/A	N/A	N/A	-5.90%2
Class T	-6.35%	-5.13%	-5.60%2	N/A	N/A	N/A	-5.60%2
With Sales Charges
Class A	-11.72%	-10.39%	-10.84%2	N/A	N/A	N/A	-10.84%2
Class T	-9.63%	-8.45%	-8.90%2	N/A	N/A	N/A	-8.90%2
Indices for Comparison
S&P 500 Index	-11.43%	-6.65%	14.43%	-9.81%	-0.79%	-1.59%	11.70%3
MSCI EAFE Index (Int’l)	-13.75%	-12.93%	6.38%	-12.94%	1.35%	0.59%	9.98%3
DOW UBS Commodity Index	-4.81%	-9.60%	2.75%	-8.36%	-1.32%	4.41%	4.93%3
Barclays U.S. Aggregate Bond Index	3.49%	5.33%	9.50%	7.55%	5.54%	6.47%	7.58%3
Barclays Global Ex. U.S. Treasury Bond Index	-1.00%	-2.63%	2.24%	7.49%	5.02%	6.39%	1.07%3
1 Returns shown are annualized.  The Compass EMP Multi-Asset Balanced Fund and Compass EMP Multi-Asset Growth Fund Class A and Class C shares commenced operations on December 31, 2008.
2 Returns shown are aggregate total returns, not annualized.  The Compass EMP Multi-Asset Balanced Fund and Compass EMP Multi-Asset Growth Fund Class T shares commenced operations on December 30, 2009.  The Compass Alternative Asset Fund Class A, Class C and Class T shares commenced operations on December 30, 2009.
3 Returns shown are annualized.  The benchmark returns are based on an inception date of December 31, 2008.

Investments in mutual funds involve risks. Past performance does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed shares may be worth more or less than their original cost. Investing in real estate/REITS involves special risks such as potential illiquidity and may not be suitable for all investors. Investing in international companies could experience greater volatility than investments in domestic companies due to socio-economic, market and currency value instability. Alternative investments may have additional risks that can exceed those of traditional investments such as risk associated with leveraging the investment, potential adverse market forces, regulatory changes, potential liquidity. The individual ETFs will not be able to replicate exactly the performance of the indices or sector they track. The Funds may have liquidity risk in that the Advisor may not be able to acquire or sell Underlying securities held by the Funds at a price that is acceptable to the Advisor. Investors in a Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Please consider the Funds’ investment objectives, risks, and charges carefully before investing. This and other important information about the Compass EMP Funds can be found in the Funds’ current prospectus, which may be obtained by calling your Financial Advisor or shareholder services at 1-888-944-4367. Please read the prospectus carefully before investing. The Compass EMP Funds are distributed by Matrix Capital Group, Inc., New York, NY 10017.

Compass EMP Multi-Asset Balanced Fund asset allocation as of June 30, 2010.
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded fund (ETF).

(as a percentage of portfolio holdings)(Unaudited)

The percentages below may not equal 100% due to rounding.

Compass EMP Multi-Asset Growth Fund asset allocation as of June 30, 2010.
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded fund (ETF).

(as a percentage of portfolio holdings)(Unaudited)

The percentages below may not equal 100% due to rounding.

Compass EMP Alternative Asset Fund asset allocation as of June 30, 2010.
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded fund (ETF).

(as a percentage of portfolio holdings)(Unaudited)

The percentages below may not equal 100% due to rounding.

COMPASS EMP MUTUAL FUNDS
June 30, 2010 (Unaudited)	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE COMPASS EMP MULTI-ASSET BALANCED FUND AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Returns

			Commencement of Operations (1)
		One Year	through June 30, 2010
Class A	Without sales charge	9.87%	13.58%
	With sales charge	3.56%	9.17%
Class C		9.03%	12.77%
Class T	Without sales charge	N/A	(2.21)%(2)
	With sales charge	N/A	(5.63)%(2)
S&P 500 Total Return Index		14.43%	11.73%

(1)
The Compass EMP Multi-Asset Balanced Fund Class A and Class C shares commenced operations on December 31, 2008.  The Compass EMP Multi-Asset Balanced Fund Class T shares commenced operations on December 30, 2009.

(2)	Returns shown are aggregate total returns, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-888-944-4367.

The above graph depicts the performance of the Compass EMP Multi-Asset Balanced Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Compass EMP Multi-Asset Balanced Fund, which will not invest in certain securities comprising this index.

COMPASS EMP MUTUAL FUNDS
June 30, 2010 (Unaudited)	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE COMPASS EMP MULTI-ASSET GROWTH FUND AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Returns

			Commencement of Operations (1)
		One Year	through June 30, 2010
Class A	Without sales charge	8.12%	9.53%
	With sales charge	1.90%	5.28%
Class C		7.38%	8.60%
Class T	Without sales charge	N/A	(8.65)%(2)
	With sales charge	N/A	(11.85)%(2)
S&P 500 Total Return Index		14.43%	11.73%

(1)
The Compass EMP Multi-Asset Growth Fund Class A and Class C shares commenced operations on December 31, 2008.  The Compass EMP Multi-Asset Growth Fund Class T shares commenced operations on December 30, 2009.

(2)	Returns shown are aggregate total returns, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-888-944-4367.

The above graph depicts the performance of the Compass EMP Multi-Asset Growth Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Compass EMP Multi-Asset Growth Fund, which will not invest in certain securities comprising this index.

COMPASS EMP MUTUAL FUNDS
June 30, 2010 (Unaudited)	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE COMPASS EMP ALTERNATIVE ASSET FUND AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Returns

		Commencement of Operations (1)
		through June 30, 2010
Class A	Without sales charge	(5.40)%
	With sales charge	(10.84)%
Class C		(5.90)%
Class T	Without sales charge	(5.60)%
	With sales charge	(8.90)%
S&P 500 Total Return Index		(7.59)%

(1)	The Compass EMP Alternative Asset Fund Class A, Class C and Class T shares commenced operations on December 30, 2009. Returns shown are aggregate total returns, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-888-944-4367.

The above graph depicts the performance of the Compass EMP Alternative Asset Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Compass EMP Alternative Asset Fund, which will not invest in certain securities comprising this index.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 01/01/10 through 06/30/10.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

Compass EMP Multi-Asset Balanced Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/10	Ratio For the Period	Value 06/30/10	During the Period(1)
Actual Fund Return (in parentheses)
Class A (-1.99%)	$1,000.00	1.15%	$980.10	$5.65
Class C (-2.30%)	1,000.00	1.90%	977.10	9.31
Class T (-2.08%)	1,000.00	1.40%	979.20	6.87

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/10	Ratio For the Period	Value 06/30/10	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.15%	1,019.10	5.76
Class C	1,000.00	1.90%	1,015.40	9.49
Class T	1,000.00	1.40%	1,017.90	7.00

Compass EMP Multi-Asset Growth Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/10	Ratio For the Period	Value 06/30/10	During the Period(1)
Actual Fund Return (in parentheses)
Class A (-8.30%)	$1,000.00	1.45%	$917.00	$6.89
Class C (-8.59%)	1,000.00	2.20%	914.10	10.44
Class T (-8.39%)	1,000.00	1.70%	916.10	8.08

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/10	Ratio For the Period	Value 06/30/10	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.60	7.25
Class C	1,000.00	2.20%	1,013.90	10.99
Class T	1,000.00	1.70%	1,016.40	8.50

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

Compass EMP Alternative Asset Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/10	Ratio For the Period	Value 06/30/10	During the Period(1)
Actual Fund Return (in parentheses)
Class A (-4.92%)	$1,000.00	1.45%	$950.80	$7.01
Class C (-5.43%)	1,000.00	2.20%	945.70	10.61
Class T (-5.13%)	1,000.00	1.70%	948.70	8.21

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 01/01/10	Ratio For the Period	Value 06/30/10	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.60	7.25
Class C	1,000.00	2.20%	1,013.90	10.99
Class T	1,000.00	1.70%	1,016.40	8.50

(1) Expenses are equal to the Funds’ annualized expense ratios of 1.15% 1.90%, 1.40% for the Compass EMP Multi-Asset Balanced Fund Class A, Class C and Class T shares, respectively; 1.45%, 2.20% and 1.70% for the Compass EMP Multi-Asset Growth Fund Class A, Class C and Class T shares, respectively; and 1.45%, 2.20% and 1.70% for the Compass EMP Alternative Asset Fund Class A, Class C and Class T shares, respectively; multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-944-4367.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectus dated February 1, 2010 were as follows:
Compass EMP Multi-Asset Balanced Fund Class A, gross of fee waivers or expense reimbursements	2.57%
Compass EMP Multi-Asset Balanced Fund Class A, after waiver and reimbursement	1.62%
Compass EMP Multi-Asset Balanced Fund Class C, gross of fee waivers or expense reimbursements	3.32%
Compass EMP Multi-Asset Balanced Fund Class C, after waiver and reimbursement	2.37%
Compass EMP Multi-Asset Balanced Fund Class T, gross of fee waivers or expense reimbursements	2.82%
Compass EMP Multi-Asset Balanced Fund Class T, after waiver and reimbursement	1.87%
Compass EMP Multi-Asset Growth Fund Class A, gross of fee waivers or expense reimbursements	4.20%
Compass EMP Multi-Asset Growth Fund Class A, after waiver and reimbursement	2.11%
Compass EMP Multi-Asset Growth Fund Class C, gross of fee waivers or expense reimbursements	4.95%
Compass EMP Multi-Asset Growth Fund Class C, after waiver and reimbursement	2.86%
Compass EMP Multi-Asset Growth Fund Class T, gross of fee waivers or expense reimbursements	4.45%
Compass EMP Multi-Asset Growth Fund Class T, after waiver and reimbursement	2.36%
Compass EMP Alternative Asset Fund Class A, gross of fee waivers or expense reimbursements	2.70%
Compass EMP Alternative Asset Fund Class A, after waiver and reimbursement	1.75%
Compass EMP Alternative Asset Class C, gross of fee waivers or expense reimbursements	3.45%
Compass EMP Alternative Asset Class C, after waiver and reimbursement	2.50%
Compass EMP Alternative Asset Class T, gross of fee waivers or expense reimbursements	2.95%
Compass EMP Alternative Asset Class T, after waiver and reimbursement	2.00%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 distribution plan and extraordinary expenses) at 0.90% for the Compass EMP Multi-Asset Balanced Fund’s average daily net assets; at 1.20% for the Compass EMP Multi-Asset Growth Fund’s and the Compass EMP Alternative Asset Fund’s average daily net assets through December 31, 2010.  Total Gross Operating Expenses (Annualized) during the year ended June 30, 2010 were 1.37% for Class A, 2.13% for Class C and 1.63% for Class T of the Compass EMP Multi-Asset Balanced Fund.  Total Gross Operating Expenses (Annualized) during the year ended June 30, 2010 were 1.97% for Class A, 2.72% for Class C and 2.19% for Class T of the Compass EMP Multi-Asset Growth Fund.  Total Gross Operating Expenses (Annualized) during the period from December 30, 2009 through June 30, 2010 were 13.37% for Class A, 14.12% for Class C and 13.62% for Class T of the Compass EMP Alternative Asset Fund.   Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the year ended June 30, 2010.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS - June 30, 2010

	Shares	Value
EXCHANGE-TRADED FUNDS - (94.70%)

Commodity Funds - (5.73%)
GreenHaven Continuous Commodity Index Fund *	48,240	$1,202,623
iShares S&P GSCI Commodity Indexed Trust *	23,787	661,041
PowerShares DB Commodity Index Tracking Fund *	25,076	540,889
		2,404,553
Currency Funds - (11.48%)
PowerShares DB G10 Currency Harvest Fund *	106,070	2,311,265
WisdomTree Dreyfus Emerging Currency Fund	117,897	2,506,490
		4,817,755
Debt Funds - (49.48%)
iShares Barclays 3-7 Year Treasury Bond Fund	28,534	3,290,826
iShares Barclays Aggregate Bond Fund	30,631	3,285,175
iShares Barclays Intermediate Credit Bond Fund	31,177	3,282,938
iShares Barclays TIPS Bond Fund	17,801	1,903,105
iShares S&P / Citigroup International Treasury Bond Fund	20,025	1,922,400
SPDR Barclays Capital International Treasury Bond ETF	35,409	1,903,234
SPDR Barclays Capital TIPS ETF	36,020	1,900,775
Vanguard Total Bond Market ETF	40,321	3,281,323
		20,769,776
Equity Funds - (22.41%)
iShares Diversified Alternative Trust *	47,926	2,384,319
iShares MSCI EAFE Index Fund	20,499	953,409
iShares Russell 1000 Index Fund	12,376	707,165
iShares Russell 3000 Index Fund	18,750	1,145,250
iShares S&P 100 Index Fund	8,351	391,411
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	4,866	153,133
PowerShares FTSE RAFI Emerging Markets Portfolio	13,906	285,629
PowerShares FTSE RAFI US 1000 Portfolio	15,386	700,217
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	5,808	289,355
PowerShares S&P 500 BuyWrite Portfolio	40,974	790,798
SPDR S&P 500 ETF Trust	3,521	363,438
WisdomTree DEFA Fund	17,524	669,066
WisdomTree Emerging Markets Equity Income Fund	6,223	283,395
WisdomTree SmallCap Earnings Fund	7,109	290,047
		9,406,632

Real Estate Funds - (5.60%)
iShares Cohen & Steers Realty Majors Index Fund	10,557	579,685
iShares Dow Jones US Real Estate Index Fund	5,137	242,518
iShares FTSE EPRA/NAREIT Developed Real Estate ex-US Index Fund	30,572	766,746
SPDR Dow Jones International Real Estate ETF	1,113	34,692
Vanguard REIT ETF	7,500	348,675
WisdomTree International Real Estate Fund	16,226	377,108
		2,349,424
TOTAL EXCHANGE-TRADED FUNDS (Cost $38,740,405)		39,748,140

SHORT-TERM INVESTMENTS - (5.64%)
Fidelity Institutional Money Market Portfolio - 0.20% **	2,366,445	2,366,445
TOTAL SHORT-TERM INVESTMENTS (Cost $2,366,445)		2,366,445

Total Investments (Cost $41,106,850) - 100.34%		$42,114,585

Liabilities In Excess Of Other Assets, Net - (0.34)%		(143,758)

Net Assets - 100%		$41,970,827

* Non-income producing security.
** Rate shown represents the rate at June 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS - June 30, 2010

	Shares	Value
EXCHANGE-TRADED FUNDS - (97.40%)

Commodity Funds - (14.19%)
GreenHaven Continuous Commodity Index Fund *	51,546	$1,285,042
iShares S&P GSCI Commodity Indexed Trust *	26,582	738,714
PowerShares DB Commodity Index Tracking Fund *	24,082	519,449
		2,543,205

Currency Funds - (13.82%)
PowerShares DB G10 Currency Harvest Fund *	113,593	2,475,192

Equity Funds - (55.62%)
iShares Diversified Alternatives Trust *	51,325	2,553,419
iShares MSCI EAFE Index Fund	24,534	1,141,076
iShares Russell 1000 Index Fund	16,640	950,810
iShares Russell 3000 Index Fund	19,982	1,220,501
iShares S&P 100 Index Fund	9,335	437,531
PowerShares FTSE RAFI Emerging Markets Portfolio	15,133	310,832
PowerShares FTSE RAFI US 1000 Portfolio	10,469	476,444
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	6,198	308,784
PowerShares S&P 500 BuyWrite Portfolio	41,431	799,618
SPDR S&P 500 ETF Trust	4,129	426,195
WisdomTree DEFA Fund	18,894	721,373
WisdomTree Emerging Markets Equity Income Fund	6,772	308,397
WisdomTree SmallCap Earnings Fund	7,585	309,468
		9,964,448
Real Estate Funds - (13.77%)
iShares Cohen & Steers Realty Majors Index Fund	11,252	617,847
iShares Dow Jones US Real Estate Index Fund	3,090	145,879
iShares FTSE EPRS/NAREIT Developed Real Estate ex-U.S. Index Fund	33,798	847,654
Vanguard REIT ETF	10,145	471,641
WisdomTree International Real Estate Fund	16,523	384,011
		2,467,032
TOTAL EXCHANGE-TRADED FUNDS (Cost $16,925,652)		17,449,877

SHORT-TERM INVESTMENTS - (3.32%)
Fidelity Institutional Money Market Portfolio - 0.20% **	595,136	595,136
TOTAL SHORT-TERM INVESTMENTS - (Cost $595,136)		595,136

Total Investments (Cost $17,520,788) - 100.72%		$18,045,013

Liabilities in Excess of Other Assets, Net - (0.72)%		(129,737)

Net Assets - 100%		$17,915,276

* Non-income producing security.
** Rate shown represents the rate at June 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
COMPASS EMP ALTERNATIVE ASSET FUND
SCHEDULE OF INVESTMENTS - June 30, 2010

	Shares	Value
EXCHANGE-TRADED FUNDS - (86.37%)

Commodity Funds - (14.45%)
GreenHaven Continuous Commodity Index Fund *	5,899	$147,062
PowerShares DB Commodity Index Tracking Fund *	6,767	145,964
		293,026
Currency Funds - (15.83%)
PowerShares DB G10 Currency Harvest Fund *	13,056	284,490
WisdomTree Dreyfus Emerging Currency Fund	1,726	36,695
		321,185
Debt Funds - (13.76%)
iShares Barclays TIPS Bond Fund	652	69,705
iShares S&P/Citigroup International Treasury Bond Fund	733	70,368
SPDR Barclays Capital International Treasury Bond ETF	1,294	69,553
SPDR Barclays Capital TIPS ETF	1,319	69,604
		279,230
Equity Fund- (28.38%)
iShares Diversified Alternatives Trust *	5,899	293,475
iShares Russell 3000 Index Fund	2,303	140,667
PowerShares S&P 500 BuyWrite Portfolio	7,333	141,527
		575,669
Real Estate Fund- (13.95%)
iShares Cohen & Steers Realty Majors Index Fund	1,299	71,328
iShares Dow Jones US Real Estate Index Fund	1,505	71,051
SPDR Dow Jones International Real Estate ETF	2,282	71,130
WisdomTree International Real Estate Fund	2,985	69,375
		282,884
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,833,373)		1,751,994

SHORT-TERM INVESTMENTS - (3.09%)
Fidelity Institutional Money Market Portfolio - 0.20% **	62,559	62,559
TOTAL SHORT-TERM INVESTMENTS - (Cost $62,559)		62,559

Total Investments (Cost $1,895,932) - 89.46%		$1,814,553

Other Assets Less Liabilities, Net - 10.54%		213,847

Net Assets - 100%		$2,028,400

* Non-income producing security.
** Rate shown represents the rate at June 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - June 30, 2010

	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset
	Balanced Fund	Growth Fund
Assets:
Investments in securities, at value	$42,114,585	$18,045,013
Receivables:
Investments sold	3,623,366	4,551,193
Capital shares sold	153,026	21,346
Dividends	40,916	44,272
Interest	395	25
Prepaid expenses	15,681	13,867
Total assets	45,947,969	22,675,716

Liabilities:
Payables:
Investments purchased	3,887,680	4,659,365
Distributions payable	10,614	-
Capital shares redeemed	17,539	65,890
Distribution fees	23,980	10,204
Due to administrator	12,386	7,476
Due to Manager	3,484	1,840
Other liabilities and accrued expenses	21,459	15,665
Total liabilities	3,977,142	4,760,440
Net Assets	$41,970,827	$17,915,276

Net Assets consist of:
Paid-in capital	$39,354,131	$16,969,163
Accumulated net realized gain on investments	1,608,961	421,888
Net unrealized appreciation on investments	1,007,735	524,225

Total Net Assets	$41,970,827	$17,915,276

Investments in securities, at cost	$41,106,850	$17,520,788

Class A shares:
Net Assets	$29,879,745	$14,170,159
Shares of beneficial interest outstanding (1)	2,519,989	1,244,977
Net Asset Value price per share	$11.86	$11.38

Maximum offering price per share (2)	$12.58	$12.07
Minimum redemption price per share (3)	$11.74	$11.27

Class C shares:
Net Assets	$7,123,681	$3,362,837
Shares of beneficial interest outstanding (1)	602,876	298,160
Net Asset Value and offering price per share	$11.82	$11.28

Minimum redemption price per share (3)	$11.70	$11.17

Class T shares:
Net Assets	$4,967,401	$382,280
Shares of beneficial interest outstanding (1)	419,704	33,662
Net Asset Value per share	$11.84	$11.36

Maximum offering price per share (2)	$12.27	$11.77
Minimum redemption price per share (3)	$11.72	$11.25

(1)	Unlimited number of no par value shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(3)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2010

Compass EMP
Alternative
Asset Fund
Assets:
Investments in securities, at value	$1,814,553
Receivables:
Capital shares sold	201,472
Dividends	1,536
Interest	14
Due from Manager	16,165
Prepaid expenses	13,664
Total assets	2,047,404

Liabilities:
Payables:
Distribution fees	965
Due to administrator	3,998
Other liabilities and accrued expenses	14,041
Total liabilities	19,004
Net Assets	$2,028,400

Net Assets consist of:
Paid-in capital	$2,145,390
Accumulated net realized loss on investments	(35,611)
Net unrealized depreciation on investments	(81,379)

Total Net Assets	$2,028,400

Investments in securities, at cost	$1,895,932

Class A shares:
Net Assets	$1,265,666
Shares of beneficial interest outstanding (1)	133,827
Net Asset Value price per share	$9.46

Maximum offering price per share (2)	$10.04
Minimum redemption price per share (3)	$9.37

Class C shares:
Net Assets	$733,156
Shares of beneficial interest outstanding (1)	77,917
Net Asset Value and offering price per share	$9.41

Minimum redemption price per share (3)	$9.32

Class T shares:
Net Assets	$29,578
Shares of beneficial interest outstanding (1)	3,134
Net Asset Value per share	$9.44

Maximum offering price per share (2)	$9.78
Minimum redemption price per share (3)	$9.35

(1)	Unlimited number of no par value shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(3)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
STATEMENTS OF OPERATIONS

	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset
	Balanced Fund	Growth Fund

	For the	For the
	Year Ended	Year Ended
	June 30, 2010	June 30, 2010

Investment income:
Dividends	$708,939	$251,312
Interest	4,389	1,534
Total investment income	713,328	252,846

Expenses:
Management fees	143,844	121,530
Distribution and/or service (12b-1) fees - Class A	60,087	33,157
Distribution and/or service (12b-1) fees - Class C	35,363	18,538
Distribution and/or service (12b-1) fees - Class T	5,988	374
Accounting and transfer agent fees and expenses	102,820	67,258
Registration fees	23,528	21,357
Custody fees	13,284	8,938
Audit fees	13,000	13,000
Compliance officer compensation	12,072	12,072
Legal fees	7,783	7,783
Pricing fees	2,585	1,923
Miscellaneous	2,281	2,919
Trustees' fees	1,963	1,963
Networking Fees	1,734	1,164
Insurance fees	1,378	1,378
Total expenses	427,710	313,354
Less: fees waived and expenses absorbed (Note 4)	(67,330)	(78,987)
Net expenses	360,380	234,367

Net investment income	352,948	18,479

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	1,610,336	450,389
Net unrealized depreciation on investments	(554,861)	(261,394)
Net realized and unrealized gain on investments	1,055,475	188,995

Net increase in net assets resulting from operations	$1,408,423	$207,474

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
STATEMENT OF OPERATIONS

Compass EMP
Alternative
Asset Fund

For the
Period Ended
June 30, 2010 (1)

Investment income:
Dividends	$6,205
Interest	81
Total investment income	6,286

Expenses:
Management fees	3,356
Distribution and/or service (12b-1) fees - Class A	629
Distribution and/or service (12b-1) fees - Class C	1,613
Distribution and/or service (12b-1) fees - Class T	34
Accounting and transfer agent fees and expenses	16,229
Audit fees	13,000
Registration fees	7,181
Compliance officer compensation	6,033
Custody fees	3,290
Miscellaneous	2,161
Legal fees	2,038
Pricing fees	746
Trustees' fees	580
Printing fees	423
Total expenses	57,313
Less: fees waived and expenses absorbed (Note 4)	(50,005)
Net expenses	7,308

Net investment loss	(1,022)

Realized and unrealized loss on investments:
Net realized loss on investments	(35,611)
Net unrealized depreciation on investments	(81,379)
Net realized and unrealized loss on investments	(116,990)

Net decrease in net assets resulting from operations	$(118,012)

(1) The Compass EMP Alternative Investment Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Multi-Asset Balanced Fund

	For the	For the
	Year Ended	Period Ended
	June 30, 2010	June 30, 2009 (1)
Increase in Net Assets
Operations:
Net investment income	$352,948	$103,345
Net realized gain (loss) on investments	1,610,336	(1,375)
Net unrealized appreciation (depreciation)
on investments	(554,861)	1,562,596
Net increase in net assets resulting from operations	1,408,423	1,664,566

Distributions to shareholders from:
Net investment income - Class A	(312,629)	(98,612)
Net investment income - Class C	(24,686)	(4,733)
Net investment income - Class T	(15,633)	-
Total distributions to shareholders	(352,948)	(103,345)

Increase in net assets from capital share
transactions (Note 2)	24,078,265	15,275,866

Total increase in net assets	25,133,740	16,837,087

Net Assets:
Beginning of period	16,837,087	-
End of period	$41,970,827	$16,837,087
Undistributed net investment income	$-	$-

(1) The Compass EMP Multi-Asset Balanced Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Multi-Asset Growth Fund

	For the	For the
	Year Ended	Period Ended
	June 30, 2010	June 30, 2009 (1)

Increase in Net Assets
Operations:
Net investment income	$18,479	$27,409
Net realized gain (loss) on investments	450,389	(1,498)
Net unrealized appreciation (depreciation)
on investments	(261,394)	785,619
Net increase in net assets resulting from operations	207,474	811,530

Distributions to shareholders from:
Net investment income - Class A	(44,825)	(26,485)
Net investment income - Class C	(653)	(924)
Net investment income - Class T	(4)	-
Total distributions to shareholders	(45,482)	(27,409)

Increase in net assets from capital share
transactions (Note 2)	8,819,693	8,149,470

Total increase in net assets	8,981,685	8,933,591

Net Assets:
Beginning of period	8,933,591	-
End of period	$17,915,276	$8,933,591
Undistributed net investment income	$-	$-

(1) The Compass EMP Multi-Asset Growth Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

Compass EMP Alternative Asset Fund

For the
Period Ended
June 30, 2010 (1)

Increase in Net Assets
Operations:
Net investment loss	$(1,022)
Net realized loss on investments	(35,611)
Net unrealized depreciation
on investments	(81,379)
Net decrease in net assets resulting from operations	(118,012)

Increase in net assets from capital share
transactions (Note 2)	2,146,412

Total increase in net assets	2,028,400

Net Assets:
Beginning of period	-
End of period	$2,028,400
Undistributed net investment income	$-

(1) The Compass EMP Alternative Asset Fund commenced operations on December 30, 2009.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

Compass EMP Multi-Asset Balanced Fund Class A

	For the		For the
	Year Ended		Period Ended
	June 30, 2010		June 30, 2009 (1)

Net Asset Value, Beginning of Period	$10.93		$10.00

Investment Operations:
Net investment income	0.15		0.08
Net realized and unrealized gain on
investments	0.93		0.92
Total from investment operations	1.08		1.00

Distributions from:
Net investment income	(0.15)		(0.08)
Total from distributions	(0.15)		(0.08)

Paid in Capital from Redemption Fees	-	(a)	0.01

Net Asset Value, End of Period	$11.86		$10.93

Total Return (b)	9.87%		10.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$29,880		$15,707

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.37%		2.10%	(d)
After fees waived and expenses absorbed (c)	1.15%		1.15%	(d)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed (c)	1.12%		1.30%	(d)
After fees waived and expenses absorbed (c)	1.34%		2.25%	(d)

Portfolio turnover rate	96.29%		0.10%

(1)	The Compass EMP Multi-Asset Balanced Fund Class A commenced operations on December 31, 2008.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

Compass EMP Multi-Asset Balanced Fund Class C

	For the		For the
	Year Ended		Period Ended
	June 30, 2010		June 30, 2009 (1)

Net Asset Value, Beginning of Period	$10.92		$10.00

Investment Operations:
Net investment income	0.08		0.05
Net realized and unrealized gain on
investments	0.91		0.91
Total from investment operations	0.99		0.96

Distributions from:
Net investment income	(0.09)		(0.05)
Total from distributions	(0.09)		(0.05)

Paid in Capital from Redemption Fees	-	(a)	0.01

Net Asset Value, End of Period	$11.82		$10.92

Total Return (b)	9.03%		9.78%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$7,124		$1,130

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.13%		2.85%	(d)
After fees waived and expenses absorbed (c)	1.90%		1.90%	(d)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed (c)	0.32%		0.63%	(d)
After fees waived and expenses absorbed (c)	0.55%		1.58%	(d)

Portfolio turnover rate	96.29%		0.10%

(1)	The Compass EMP Multi-Asset Balanced Fund Class C commenced operations on December 31, 2008.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

Compass EMP Multi-Asset Balanced Fund Class T

	For the
	Period Ended
	June 30, 2010 (1)

Net Asset Value, Beginning of Period	$12.23

Investment Operations:
Net investment income	0.11
Net realized and unrealized loss on
investments	(0.38)
Total from investment operations	(0.27)

Distributions from:
Net investment income	(0.12)
Total from distributions	(0.12)

Paid in Capital from Redemption Fees	-	(a)

Net Asset Value, End of Period	$11.84

Total Return (b)	(2.21)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$4,967

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.63%	(d)
After fees waived and expenses absorbed (c)	1.40%	(d)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed (c)	0.67%	(d)
After fees waived and expenses absorbed (c)	0.90%	(d)

Portfolio turnover rate	96.29%

(1)	The Compass EMP Multi-Asset Balanced Fund Class T commenced operations on December 30, 2009.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

Compass EMP Multi-Asset Growth Fund Class A

	For the		For the
	Year Ended		Period Ended
	June 30, 2010		June 30, 2009 (1)

Net Asset Value, Beginning of Period	$10.56		$10.00

Investment Operations:
Net investment income	0.03		0.04
Net realized and unrealized gain on
investments	0.83		0.55
Total from investment operations	0.86		0.59

Distributions from:
Net investment income	(0.04)		(0.04)
Total from distributions	(0.04)		(0.04)

Paid in Capital from Redemption Fees	-	(a)	0.01

Net Asset Value, End of Period	$11.38		$10.56

Total Return (b)	8.12%		5.99%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$14,170		$8,446

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.97%		3.54%	(d)
After fees waived and expenses absorbed (c)	1.45%		1.45%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	(0.32)%		(0.83)%	(d)
After fees waived and expenses absorbed (c)	0.20%		1.26%	(d)

Portfolio turnover rate	115.09%		2.05%

(1)	The Compass EMP Multi-Asset Growth Fund Class A commenced operations on December 31, 2008.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Period

Compass EMP Multi-Asset Growth Fund Class C

	For the		For the
	Year Ended		Period Ended
	June 30, 2010		June 30, 2009 (1)

Net Asset Value, Beginning of Period	$10.51		$10.00

Investment Operations:
Net investment income (loss)	(0.02)		0.03
Net realized and unrealized gain on
investments	0.80		0.51
Total from investment operations	0.78		0.54

Distributions from:
Net investment income	(0.01)		(0.03)
Total from distributions	(0.01)		(0.03)

Paid in Capital from Redemption Fees	-	(a)	-	(a)

Net Asset Value, End of Period	$11.28		$10.51

Total Return (b)	7.38%		5.37%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$3,363		$487

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.72%		4.29%	(d)
After fees waived and expenses absorbed (c)	2.20%		2.20%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	(0.96)%		(0.97)%	(d)
After fees waived and expenses absorbed (c)	(0.44)%		1.12%	(d)

Portfolio turnover rate	115.09%		2.05%

(1)	The Compass EMP Multi-Asset Growth Fund Class C commenced operations on December 31, 2008.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

Compass EMP Multi-Asset Growth Fund Class T

	For the
	Period Ended
	June 30, 2010 (1)

Net Asset Value, Beginning of Period	$12.49

Investment Operations:
Net investment income	0.07
Net realized and unrealized loss on
investments	(1.15)
Total from investment operations	(1.08)

Distributions from:
Net investment income	(0.05)
Total from distributions	(0.05)

Net Asset Value, End of Period	$11.36

Total Return (a)	(8.65)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$382

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.19%	(c)
After fees waived and expenses absorbed (b)	1.70%	(c)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed (b)	0.13%	(c)
After fees waived and expenses absorbed (b)	0.62%	(c)

Portfolio turnover rate	115.09%

(1)	The Compass EMP Multi-Asset Growth Fund Class T commenced operations on December 30, 2009.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	These ratios exclude the impact of the expenses of the underlying securities.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

Compass EMP Alternative Asset Fund Class A

	For the
	Period Ended
	June 30, 2010 (1)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income	-	(a)
Net realized and unrealized loss on
investments	(0.54)
Total from investment operations	(0.54)

Paid in Capital from Redemption Fees	-	(b)

Net Asset Value, End of Period	$9.46

Total Return (c)	(5.40)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,266

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (d)	13.37%	(e)
After fees waived and expenses absorbed (d)	1.45%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (d)	(11.88)%	(e)
After fees waived and expenses absorbed (d)	0.04%	(e)

Portfolio turnover rate	81.01%

(1)	The Compass EMP Alternative Asset Fund Class A commenced operations on December 30, 2009.
(a)	Net investment income resulted in less than $0.01 per share.
(b)	Redemption fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d)	These ratios exclude the impact of the expenses of the underlying securities.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

Compass EMP Alternative Asset Fund Class C

	For the
	Period Ended
	June 30, 2010 (1)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	(0.01)
Net realized and unrealized loss on
investments	(0.58)
Total from investment operations	(0.59)

Paid in Capital from Redemption Fees	-	(a)

Net Asset Value, End of Period	$9.41

Total Return (b)	(5.90)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$733

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	14.12%	(d)
After fees waived and expenses absorbed (c)	2.20%	(d)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (c)	(12.60)%	(d)
After fees waived and expenses absorbed (c)	(0.68)%	(d)

Portfolio turnover rate	81.01%

(1)	The Compass EMP Alternative Asset Fund Class C commenced operations on December 30, 2009.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

Compass EMP Alternative Asset Fund Class T

	For the
	Period Ended
	June 30, 2010 (1)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	-	(a)
Net realized and unrealized loss on
investments	(0.56)
Total from investment operations	(0.56)

Net Asset Value, End of Period	$9.44

Total Return (b)	(5.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$30

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	13.62%	(d)
After fees waived and expenses absorbed (c)	1.70%	(d)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (c)	(12.15)%	(d)
After fees waived and expenses absorbed (c)	(0.23)%	(d)

Portfolio turnover rate	81.01%

(1)	The Compass EMP Alternative Asset Fund Class T commenced operations on December 30, 2009.
(a)	Net investment loss resulted in less than $(0.01) per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of fourteen series.  These financial statements include the following series:  Compass EMP Multi-Asset Balanced Fund (formerly known as Compass EMP Conservative to Moderate Fund), Compass EMP Multi-Asset Growth Fund (formerly known as Compass EMP Long-Term Growth Fund) and Compass EMP Alternative Asset Fund (formerly known as Compass EMP Alternative Investment Fund) (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group, LLC (the "Manager" or "Compass").

Compass EMP Multi-Asset Balanced Fund ("Balanced Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve current income, with capital appreciation as a secondary objective.

Compass EMP Multi-Asset Growth Fund ("Growth Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve long-term capital appreciation.

Compass EMP Alternative Asset Fund ("Alternative Fund") commenced operations on December 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation.

The Funds offer three classes of shares, Class A, Class C and Class T.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)         Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of June 30, 2010:

Security Classification (1)	Balanced Fund	Growth Fund	Alternative Fund
Level 1 – Exchange-Traded Funds (2)	$39,748,140	$17,449,877	$1,751,994
Level 2 – Short-Term Investments	2,366,445	595,136	62,559
Level 3	-	-	-
Totals	$42,114,585	$18,045,013	$1,814,553

(1)
As of and during the year/period ended June 30, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All exchange-traded funds held in the Funds are Level 1 securities. For a detailed break-out of exchange-traded funds by investment type, please refer to the Schedules of Investments.

b)         Federal Income Tax – The Balanced Fund and the Growth Fund have qualified and intend to continue to qualify as regulated investment companies and the Alternative Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders.  Therefore, no federal income or excise tax provisions are required.

As of and during the year ended June 30, 2010, the Balanced and Growth Funds did not have a liability for any unrecognized tax expense. As of and during the period from December 30, 2009 through June 30, 2010, the Alternative Fund did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  As of June 30, 2010, the Funds did not incur any interest or penalties.  As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax periods ended June 30, 2009 and tax years/periods ended June 30, 2010) and has concluded that no provision for income tax is required in these financial statements.  These open tax periods and years are subject to examination by the applicable taxing authorities, including the Internal Revenue Service.  No examination of the Funds’ tax returns is presently in progress.

c)         Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

d)         Multiple Class Allocations— Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)         Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.

f)         Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)         Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)         Redemption fees and sales charges (loads)—Shareholders of the Funds that redeem within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  A $15 redemption fee may be charged for redemptions made by wire  The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.  A maximum sales charge of 5.75% is imposed on Class A shares of the Balanced Fund, the Growth Fund and the Alternative Fund.  A maximum sales charge of 3.50% is imposed on Class T shares of the Balanced Fund, the Growth Fund and the Alternative Fund.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(2)	CAPITAL SHARE TRANSACTIONS

At June 30, 2010, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of beneficial interest for the Funds were as follows:

	Balanced Fund
					Net
	Sold	Redeemed (1)	Reinvested		Increase
For the year/period ended:
June 30, 2010
Class A
Shares	1,528,583	(469,773)	24,262		1,083,072
Value	$18,356,465	$(5,692,044)	$291,512		$12,955,933
Class C
Shares	567,272	(69,700)	1,804		499,376
Value	$6,836,378	$(845,904)	$21,665		$6,012,139
Class T
Shares	425,689	(7,160)	1,175		419,704
Value	$5,183,542	$(87,266)	$13,917		$5,110,193

(1) The redeemed amounts are net of redemption fees imposed by the Fund of $3,349, $286, and $287 for Class A, Class C, and Class T shares, respectively.

	Growth Fund
					Net
	Sold	Redeemed (1)	Reinvested		Increase
For the year/period ended:
June 30, 2010
Class A
Shares	802,181	(360,533)	3,519		445,167
Value	$9,668,884	$(4,362,034)	$43,676		$5,350,526
Class C
Shares	268,282	(16,516)	53		251,819
Value	$3,246,555	$(196,482)	$650		$3,050,723
Class T
Shares	34,142	(480)	-	(2)	33,662
Value	$424,386	$(5,946)	$4		$418,444

(1) The redeemed amounts are net of redemption fees imposed by the Fund of $2,458 and $223 for Class A and Class C shares, respectively. There were no redemption fees withheld for Class T shares.
(2) Class T shares reinvested were 0.348 shares.

	Alternative Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
June 30, 2010
Class A
Shares	134,701	(874)	-	133,827
Value	$1,342,092	$(8,760)	$-	$1,333,332
Class C
Shares	78,059	(142)	-	77,917
Value	$782,382	$(1,362)	$-	$781,020
Class T
Shares	3,234	(100)	-	3,134
Value	$33,028	$(968)	$-	$32,060

(1) The Fund commenced operations on December 30, 2009.
(2) The redeemed amounts are net of redemption fees imposed by the Fund of $11 and $4 for Class A and Class C shares, respectively. There were no redemption fees imposed for Class T shares.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(2)	CAPITAL SHARE TRANSACTIONS (Continued)
	Balanced Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
June 30, 2009
Class A
Shares	1,477,957	(50,230)	9,190	1,436,917
Value	$14,633,605	$(496,758)	$96,885	$14,233,732
Class C
Shares	106,747	(3,628)	381	103,500
Value	$1,076,521	$(38,417)	$4,030	$1,042,134

(1) The Funds commenced operations on December 31, 2008. (2) The redeemed amounts are net of redemption fees withheld by the Fund of $5,168 and $473 for Class A and Class C, respectively.

	Growth Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
June 30, 2009
Class A
Shares	847,875	(50,586)	2,521	799,810
Value	$8,117,813	$(439,567)	$25,928	$7,704,174
Class C
Shares	46,261	(10)	90	46,341
Value	$444,459	$(83)	$920	$445,296

(1) The Funds commenced operations on December 31, 2008. (2) The redeemed amounts are net of redemption fees withheld by the Fund of $5,516 and $2 for Class A and Class C, respectively.

(3)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2010(1), aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Balanced Fund	$48,900,091	$26,188,336
Growth Fund	25,384,755	16,691,260
Alternative Fund (1)	2,508,107	639,123

(1) For the year ended June 30, 2010, for the Balanced Fund and the Growth Fund and for the period December 30, 2009 through June 30, 2010 for the Alternative Fund.

There were no government securities purchased or sold during the year/period.

(4)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreements (the "Management Agreements").  Under the terms of the Management Agreements, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.50% of average net assets of the Balanced Fund, 0.80% of the Growth Fund and 0.80% of the Alternative Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreements).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreements, with the exception of specific items of expense (as detailed in the Management Agreements).  For the year ended June 30, 2010, management fees of $143,844 and $121,530 were incurred by the Balanced Fund and the Growth Fund, respectively, before the waiver and reimbursement described below, with $3,484 and $1,840 remaining due to the Manager at June 30, 2010 for the Balanced Fund and the Growth Fund, respectively.  For the period from December 30, 2009 through June 30, 2010, management fees of $3,356 were incurred by the Alternative Fund before waiver and reimbursement described below, with $16,165 remaining due from the Manager at June 30, 2010, which was subsequently collected by the Fund in accordance with standard payment policies.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(4)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.90% of the Balanced Fund's average daily net assets; and at 1.20% of the Growth Fund’s and the Alternative Fund’s average daily net assets through December 31, 2010.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the year ended June 30, 2010, the Manager waived management fees and reimbursed expenses as follows:

	Management	Expenses
Fund	Fees Waived	Reimbursed
Balanced Fund	$67,330	$-
Growth Fund	78,987	-
Alternative Fund (1)	3,356	46,649

(1) For the period December 30, 2009 through June 30, 2010.

As of June 30, 2010, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	June 30, 2013	June 30, 2012
Balanced Fund	$67,330	$44,377
Growth Fund	78,987	45,565
Alternative Fund	50,005	-

The Trust has entered into Investment Company Services Agreements (the "Services Agreements") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Funds pay Matrix a base fee of $20,000 per year, a fee equal to 0.25% of average net assets up to $50 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Funds, plus out-of-pocket expenses.  For the year ended June 30, 2010, service fees including out-of-pocket expenses of $102,820, and $67,258 were incurred for the Balanced Fund and the Growth Fund, respectively, and for the period December 30, 2009 through June 30, 2010, service fees including out-of-pocket expenses of $16,229 were incurred for the Alternative Fund with $11,386, $6,476 and $2,998 remaining payable at June 30, 2010 for the Balanced Fund, the Growth Fund and the Alternative Fund, respectively.

Pursuant to the Services Agreements, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $12,000 per year base fee per Fund.  For the year ended June 30, 2010, Matrix earned compliance fees of $12,072 and $12,072 for the Balanced Fund and the Growth Fund, respectively and for the period December 30, 2009 through June 30, 2010, Matrix earned compliance fees of $6,033 for the Alternative Fund, with $1,000, $1,000 and $1,000 remaining payable at June 30, 2010 for the Balanced Fund, the Growth Fund and the Alternative Fund, respectively.

Matrix also acts as Distributor of the Funds’ shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.  For the year/period ended June 30, 2010, Matrix received no commissions from the sale of Class A shares and Class T shares.

Certain officers of the Funds are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares, up to 1.00% for the Class C shares and up to 0.50% for the Class T shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  Class T shares are currently paying 0.50% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(5)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2010 for each Fund were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$41,468,091	$1,258,957	$(612,463)	$646,494
Growth Fund	17,850,527	688,191	(493,705)	194,486
Alternative Fund	1,900,279	3,857	(89,583)	(85,726)

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

	Unrealized	Undistributed	Undistributed		Post-October	Total
	Appreciation	Ordinary	Capital	Capital Loss	Capital Loss &	Distributable
Fund	(Depreciation)	Income	Gains	Carryforward	Other Tax Deferrals	Earnings
Balanced Fund	$646,494	$1,637,218	$332,984	$-	$-	$2,616,696
Growth Fund	194,486	410,637	340,990	-	-	946,113
Alternative Fund	(85,726)	-	-	-	(31,264)	(116,990)

The undistributed ordinary income, capital gains, and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of flow through income and deferred passive losses from limited partnerships, short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses and wash sales.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds elected to defer net capital losses as indicated in the chart below.

As of June 30, 2010, the post-October losses for the Funds were as follows:

Fund	Deferred	Utilized
Balanced Fund	$-	$1,375
Growth Fund	-	1,498
Alternative Fund	31,264	-

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid during the year ended June 30, 2010 were as follows:

Fund	Ordinary Income
Balanced Fund Class A	$312,629
Balanced Fund Class C	24,686
Balanced Fund Class T	15,633
Growth Fund Class A	44,825
Growth Fund Class C	653
Growth Fund Class T	4

COMPASS EMP MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(5)	TAX MATTERS (Continued)

The tax character of dividends paid during the period from December 31, 2008 through June 30, 2009 were as follows:

Fund	Ordinary Income
Balanced Fund Class A	$98,612
Balanced Fund Class C	4,733
Growth Fund Class A	26,485
Growth Fund Class C	924

In accordance with the accounting pronouncements, the Funds have recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders. As of June 30, 2010, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

			Capital Paid
	Accumulated	Accumulated	in on Shares
	Net Investment	Net Realized	of Beneficial
Fund	Income	Gain (Loss)	Interest
Growth Fund	$27,003	$(27,003)	$-
Alternative Fund	1,022	-	(1,022)

(6)	UNDERLYING FUND RISK

The Funds invest primarily in other investment companies (“Underlying Funds”).  Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses.

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2010, Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers held 38% and 42% of the voting securities of the Balanced Fund and Growth Fund, respectively, and may be deemed to control each of the Funds. As of June 30, 2010, LPL Financial, Inc. held 35%, 43% and 59% of the voting securities of the Balanced Fund, Growth Fund and Alternative Fund, respectively, and may be deemed to control each of the Funds.

(8)	RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

(9)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Catalyst Funds
and the Shareholders of the Compass EMP Multi-Asset Balanced Fund,
the Compass EMP Multi-Asset Growth Fund and the Compass EMP
Alternative Asset Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Compass EMP Multi-Asset Balanced Fund (formerly the Compass EMP Conservative to Moderate Fund) and the Compass EMP Multi-Asset Growth Fund (formerly the Compass EMP Long-Term Growth Fund), each a series of shares of beneficial interest of the Catalyst Funds, as of June 30, 2010, and the related statements of operations for the year then ended, and the statements of changes in net assets for the year then ended and for the period from December 31, 2008 (commencement of operations) to June 30, 2009 and the financial highlights for the year and period then ended and for the period from December 31, 2008 (commencement of operations) to June 30, 2009.  We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Compass EMP Alternative Asset Fund, a series of shares of beneficial interest of the Catalyst Funds, as of June 30, 2010, and the related statements of operations and changes in net assets and the financial highlights for the period December 30, 2009 (commencement of operations) to June 30, 2010.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass EMP Multi-Asset Balanced Fund, the Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Asset Fund, as of June 30, 2010, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 30, 2010

COMPASS EMP MUTUAL FUNDS	ANNUAL REPORT

Additional Information – June 30, 2010 (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

No later than August 29 of each year, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the year ended June 30, 2010, the following dividends and distributions per share were paid by the Funds:

Fund	Ordinary Income

Compass EMP Multi-Asset Balanced Fund Class A	$0.150697
Compass EMP Multi-Asset Balanced Fund Class C	0.087813
Compass EMP Multi-Asset Balanced Fund Class T	0.121412
Compass EMP Multi-Asset Growth Fund Class A	0.040642
Compass EMP Multi-Asset Growth Fund Class C	0.005721
Compass EMP Multi-Asset Growth Fund Class T	0.053957

Please note that, for the taxable year ended June 30, 2010, the percentage of ordinary income distributions paid by the Fund which consist of qualified dividend income for individuals is as follows:

	Distribution Period	Percentage
Compass EMP Multi-Asset Balanced Fund	December, 2009	38.17%
Compass EMP Multi-Asset Growth Fund	December, 2009	100.00%

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which was mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-888-944-4367.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Independent Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	14	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	14	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	14
ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 2003- 2006.	14	None

Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Year of Birth: 1968	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested Trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst High Income Fund, Catalyst Total Return Income Fund and Catalyst Groesbeck Growth of Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007
Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 2001 to 2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 2001 to 2004;
				N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid an annual retainer of $2,500, $750 per quarterly board meeting attended and $100 per special board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2010.

Name of Trustee1	Aggregate Compensation From the Compass EMP Multi-Asset Balanced Fund	Aggregate Compensation From the Compass EMP Multi-Asset Growth Fund	Aggregate Compensation From the Compass EMP Alternative Asset Fund2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Compass EMP Funds to Trustees2
Independent Trustees
Tobais Caldwell	$748	$748	$131	Not Applicable	Not Applicable	$1,627
Tiberiu Weisz	$654	$654	$131	Not Applicable	Not Applicable	$1,439
Bert Pariser	$654	$654	$131	Not Applicable	Not Applicable	$1,439
Interested Trustees
Jerry Szilagyi			None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the fourteen portfolios of the Trust.

2 Figures for the Compass EMP Alternative Asset Fund are for the period from inception of December 30, 2009 through June 30, 2010.

Compass EMP Mutual Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

MANAGER
Compass Efficient Model Portfolios, LLC
213 Overlook Circle
Suite A-1
Brentwood, TN  37027

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA  19103

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, OH  45202-4089

CUSTODIAN BANK
U.S. Bank N.A.
425 Walnut Street
Columbus, OH  45202

ANNUAL REPORT

Day Hagan Tactical Allocation Fund of ETFs

June 30, 2010

Catalyst Funds
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

The Day Hagan Tactical Allocation Fund of ETFs was launched on October 30th, 2009.  The first investments were made on November 2nd, 2009 and represented the recommendations of our firm's quantitative investment model.  For the period since inception through June 30, 2010, the Day Hagan Tactical Allocation Fund of ETFs Class A shares including the 5.75% front-end sales charge2 returned -6.50%.  Without the front-end sales charge, the Fund returned -0.75% compared with a return of +3.18% for the Blended Index3 and a return of +2.12% for the Russell 3000 Total Return Index and +0.86% for the Standard and Poor’s 500 Total Return Index.

Holdings as of November 2, 2009 (shown as a percentage of net assets)

•	iShares Russell 1000 Value Index Fund (IWD)	30.0%
•	Vanguard Pacific ETF (VPL)	18.1%
•	iShares Russell 1000 Growth Index Fund (IWF)	7.5%
•	iShares Russell 2000 Value Index Fund (IWN)	7.5%
•	iShares Russell 2000 Growth Index Fund (IWO)	1.9%
•	iShares MSCI Emerging Markets Index (EEM)	1.0%
•	Vanguard European ETF (VGK)	1.0%
•	iShares Barclays Aggregate Bond Index Fund (AGG)	18.9%
•	Cash (Money Market Fund)	14.1%

The Fund began within a maelstrom of economic cross-currents, consumer and political uncertainty and a general consumer and investor malaise that began to take hold as economic growth (which had looked to be gaining traction from March, 2009 through October, 2009) was showing signs of faltering.  GDP growth estimates for 3Q GDP were positive but would likely have been negative without fiscal stimulus.  (The President’s Council of Economic Advisors estimates that the stimulus added 2.6 percentage points to 2Q 2009 GDP, and 2.7 to 4Q 2009 GDP.)

Employment remained troublesome (the unemployment rate spiked to 10.2%) and fiscal policies were widely expected to be winding down over the next few quarters.  In fact, there was already talk that "cash-for-clunkers" and other assorted housing incentives and government backstops would be halted --removing a pivotal part of the economic foundation.  TARP money had been used not as a "Troubled Asset Relief Program" but to recapitalize banks, and investors were worried that spending was wildly out of control.

Furthermore, the U.S. dollar was weakening and banks were continuing to tighten their lending standards.  Due to the aforementioned risks, the Fund elected to maintain a cash plus fixed income allocation of over 32%, while directing U.S. equity investments toward "Value" indexes, which often represent a more defensive posture.  While we became more cautious throughout the fourth quarter of

2009, the market didn't seem to recognize or begin to price-in the risks until the second quarter of 2010.  This is characteristic of our model's behavior; it is often early to exit the party.  However, given the speed by which the world and markets are moving these days, we are quite comfortable with being a bit premature.

As October 2009 unfolded into November, consumers and small businesses began to de-leverage and pay down debt rather than invest for growth.  In an economic recovery, reduced capital deployment and deleveraging are actually negative for economic growth.  This deceleration in the "multiplier effect," where money spent into the financial system is used over and over again, is widely attributed to the economic troubles that have plagued Japan since their "bubble" burst in 1989. With financial and investor liquidity showing signs of strain, our model continued to increase the allocation to cash and bonds, and did so through March of 2010 as risks continued to rise.

Global markets, following in the U.S.'s footsteps, were also in the midst of an uptrend, though also fairly unsteady in nature.  In early December, 2009, the model moved our relatively small international equity allocation from the Pacific Region into Emerging Markets.

Holdings as of December 4, 2009 (after the monthly rebalancing)(shown as a percentage of net assets)

•	iShares Russell 1000 Value Index Fund (IWD)	27.0%
•	iShares MSCI Emerging Markets Index (EEM)	16.5%
•	iShares Russell 2000 Value Index Fund (IWN)	7.0%
•	iShares Russell 1000 Growth Index Fund (IWF)	6.8%
•	iShares Russell 2000 Growth Index Fund (IWO)	1.8%
•	Vanguard Pacific ETF (VPL)	0.9%
•	Vanguard European ETF (VGK)	0.9%
•	iShares Barclays Aggregate Bond Index Fund (AGG)	17.5%
•	Cash (Money Market Fund)	21.6%

In January, based on indicators evaluating the valuation and credit environment for U.S. equities, the model reallocated from U.S. Large Cap Value equities to U.S. Small Cap Value Equities.  This relative overweighting of small cap versus large cap remains in place through June, 2010.

The Emerging Markets' international investment was held until February, 2010, when the majority of the international allocation was again directed toward Japan.  However, at the same time the model's international allocation was directed back into Japan, the total allocation to international equities was reduced by more than one-half.  This was due in large part to our currency rankings, which were beginning to show signs of weakness in the international markets.  (In fact, since we began the Fund, our exposure to the European region has been consistently targeted at less than 1% of the total portfolio.)

In April and May of 2010, the credit crisis in Europe (which had been simmering for a couple of months) bloomed as Greece, Spain and Portugal's sovereign debt ratings were reduced.  The U.S. broad market averages peaked in late April 2010 and declined into early June, with many falling more than

15%.  On April 28th, 2010, we sold the remaining position in the Vanguard European ETF, which at the time was already less than 1%.  Even with the European Union and the International Monetary Fund aid packages, rioting and political bickering left the outcome impossible to determine.  By the end of April, over 24% of the portfolio was in cash.

Also, at the end of the first quarter of 2010, concerns began to grow regarding state and local government budgets and the looming international financial crisis.  There was a flight-to-quality toward U.S. Treasuries.  For example, the 10-year Treasury bond yield peaked at 3.99% (daily closing basis) on April 5th and declined below 3.5% by early May.  At that time, we elected to shorten the duration of our fixed income holdings by selling a portion of our iShares Barclays Aggregate Bond Index Fund and deploying the capital to cash-like instruments.  Again, we are likely early, as bond yields have continued to decline, but our models indicate that higher yields are in the near-to-intermediate term future and we define our fixed income holdings as part of our defensive posture.  Therefore, we do not wish to be overly exposed to principal risk in an attempt to capture more income.

At the end of our initial fiscal period, June, 2010, our holdings are as follows:

Holdings as of June 30, 2010 (prior to our July, 2010 monthly rebalancing)(shown as a percentage of net assets) (unaudited)

•	iShares Russell 2000 Value Index Fund (IWN)	18.7%
•	iShares Russell 1000 Value Index Fund (IWD)	12.5%
•	iShares Russell 2000 Growth Index Fund (IWO)	10.0%
•	iShares Russell 1000 Growth Index Fund (IWF)	7.8%
•	Vanguard Pacific ETF (VPL)	6.5%
•	iShares MSCI Emerging Markets Index (EEM)	0.8%
•	iShares Barclays Aggregate Bond Index Fund (AGG)	3.7%
•	Cash (Money Market Fund)	40.0%

Our models and our investments currently relay the message that the markets remain vulnerable.  With the wind down of fiscal stimulus and the possible repeal and/or revision of the Bush tax cuts, there will likely be a major drag on economic growth and ultimately corporate earnings.

Therefore, our portfolio weightings are currently defensive.  Nonetheless, we invest using time-tested indicators that mathematically evaluate economic trends, corporate fundamentals, price-trends, business conditions, consumer and business sentiment and valuation to determine asset allocation. The objective is to overweight areas with the greatest probability of success and underweight areas of weakness based on a wide array of historically-based indicators.  As our models change, so will our investments - in an unemotional, quantitative and disciplined manner.

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  To obtain a prospectus or other information about the Fund, please call 1-877-329-4246.  Please read the prospectus carefully before investing.

1 The Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.

2 The performance information shown is for the Fund’s Class A shares with sales charge.  Please see the Total Return Table on following page for additional performance information for the Fund.  The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month end can be obtained by calling 1-877-329-4246.  There is a maximum front-end sales load of 5.75% ("sales load") imposed on certain Class A subscriptions for the Day Hagan Tactical Allocation Fund of ETFs.  A 1.00% Contingent Deferred Sales Charge is imposed on certain redemptions of Class A shares held less than 18 months after the date of purchase.  A redemption fee of 2.00% is imposed on Class A shares and Class C shares redeemed within 60 calendar days after they are purchased.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

3 The Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.  The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  The Day Hagan Tactical Allocation Fund of ETFs may or may not purchase the types of securities represented by the Blended Index.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

June 30, 2010 (Unaudited)	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE DAY HAGAN TACTICAL
ALLOCATION FUND OF ETFS CLASS A SHARES (INCLUDING SALES CHARGE
 OF 5.75%) AND RUSSELL 3000 TOTAL RETURN INDEX AND THE BLENDED INDEX

Average Annual Total Returns

		Commencement of Operations (1)
		through June 30, 2010
Class A	Without sales charge	(0.80)%
	With sales charge	(6.50)%
	With contingent deferred sales charge	(1.79)%
Class C		(1.33)%
Russell 3000 Total Return Index		2.12%
Blended Index (2)		3.18%

(1)	Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares commenced operations on October 30, 2009.
(2)	The Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

June 30, 2010 (Unaudited)	ANNUAL REPORT

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-877-329-4246.

The above graph depicts the performance of the Day Hagan Tactical Allocation Fund of ETFs versus the Russell 3000 Total Return Index and the Blended Index. The Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.  The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Blended Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Day Hagan Tactical Allocation Fund of ETFs, which will not invest in certain securities comprising these indices.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

June 30, 2010 (Unaudited)	ANNUAL REPORT

Information About Your Fund’s Expenses – Day Hagan Tactical Allocation Fund of ETFs (the “Fund”)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments and the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at 01/01/10 and held for the entire period of 01/01/10 through 06/30/10.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 01/01/10).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/01/10 through 06/30/10.

Actual Fund Return (in parentheses)	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expenses Paid During Period*
Day Hagan Tactical Allocation Fund of ETFs Class A (-4.35%)	$ 1,000.00	$ 956.50	$ 7.76
Day Hagan Tactical Allocation Fund of ETFs Class C (-4.65%)	$ 1,000.00	$ 953.50	$11.38

*Expenses are equal to the Fund’s annualized expense ratios of 1.60% and 2.35% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Hypothetical 5% Fund Return	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expenses Paid During Period**
Day Hagan Tactical Allocation Fund of ETFs Class A	$ 1,000.00	$ 1,016.90	$ 8.00
Day Hagan Tactical Allocation Fund of ETFs Class C	$ 1,000.00	$ 1,013.10	$ 11.73

**Expenses are equal to the Fund’s annualized expense ratios of 1.60% and 2.35% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-329-4246.  Please read it carefully before you invest or send money.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

June 30, 2010 (Unaudited)	ANNUAL REPORT

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 30, 2009 were as follows:
Day Hagan Tactical Allocation Fund of ETFs Class A, gross of fee waivers or expense reimbursements	2.00%
Day Hagan Tactical Allocation Fund of ETFs Class A, after waiver and reimbursement	1.85%
Day Hagan Tactical Allocation Fund of ETFs Class C, gross of fee waivers or expense reimbursements	2.75%
Day Hagan Tactical Allocation Fund of ETFs Class C, after waiver and reimbursement	2.60%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.35% through June 30, 2011.  Total Gross Operating Expenses (Annualized) during the period since inception from October 30, 2009 through June 30, 2010 were 2.36% and 3.11% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period since inception from October 30, 2009 through June 30, 2010.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS	ANNUAL REPORT
SCHEDULE OF INVESTMENTS - June 30, 2010

	Shares	Value
EXCHANGE-TRADED FUNDS - 60.10%

Debt Funds - 3.75%
iShares Barclays Aggregate Bond Fund	4,503	$482,947

Equity Funds - 56.35%
iShares MSCI Emerging Markets Index Fund	2,863	106,847
iShares Russell 1000 Growth Index Fund	22,011	1,008,984
iShares Russell 1000 Value Index Fund	29,649	1,607,272
iShares Russell 2000 Growth Index Fund	19,364	1,289,255
iShares Russell 2000 Value Index Fund	42,314	2,413,591
Vanguard Pacific ETF	17,646	839,244
		7,265,193

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,303,230)		7,748,140

SHORT-TERM INVESTMENTS - 40.04%
Fidelity Institutional Money Market Portfolio - 0.26% *	5,161,963	5,161,963
TOTAL SHORT-TERM INVESTMENTS (Cost $5,161,963)		5,161,963

Total Investments (Cost $13,465,193) - 100.14%		$12,910,103

Liabilities in Excess of Other Assets, Net - (0.14%)		(17,456)

Net Assets - 100%		$12,892,647

* Rate shown represents the rate at June 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2010

Assets:
Investments in securities, at value	$12,910,103
Receivables:
Capital Stock Sold	3,150
Interest	1,099
Prepaid expenses	9,841
Total assets	12,924,193

Liabilities:
Payables:
Distribution fees	7,831
Due to Manager	2,926
Due to administrator	5,986
Other liabilities and accrued expenses	14,803
Total liabilities	31,546
Net Assets	$12,892,647

Net Assets consist of:
Paid-in capital	$13,269,322
Accumulated net realized gain on investments	178,415
Net unrealized depreciation on investments	(555,090)

Total Net Assets	$12,892,647

Investments in securities, at cost	$13,465,193

Class A shares:
Net assets	$12,735,399
Shares of beneficial interest outstanding (1)	1,287,215
Net asset value price per share	$9.89

Maximum offering price per share (2)	$10.49
Minimum redemption price per share (3)(4)	$9.59

Class C shares:
Net assets	$157,248
Shares of beneficial interest outstanding (1)	15,962
Net asset value and offering price per share	$9.85

Minimum redemption price per share (4)	$9.65

(1)	Unlimited number of shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares.
(3)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(4)	A redemption fee of 2.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS	ANNUAL REPORT
STATEMENT OF OPERATIONS

For the
Period Ended
June 30, 2010 (1)

Investment income:
Dividends	$93,905
Interest	4,760
Total investment income	98,665

Expenses:
Management fees	67,723
Distribution and/or service (12b-1) fees - Class A	16,851
Distribution and/or service (12b-1) fees - Class C	321
Accounting and transfer agent fees and expenses	35,731
Audit fees	13,000
Compliance officer compensation	7,954
Registration fees	7,703
Miscellaneous	3,521
Custody fees	2,540
Legal fees	2,498
Pricing fees	1,009
Printing fees	758
Trustees' fees	613
Networking fees	566
Total expenses	160,788
Less: fees waived and expenses absorbed (Note 4)	(52,191)
Net expenses	108,597

Net investment loss	(9,932)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	215,389
Net unrealized depreciation on investments	(555,090)
Net realized and unrealized loss on investments	(339,701)

Net decrease in net assets resulting from operations	$(349,633)

(1) The Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS	ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2010 (1)

Increase in Net Assets
Operations:
Net investment loss	$(9,932)
Net realized gain on investments	215,389
Net unrealized depreciation
on investments	(555,090)
Net decrease in net assets resulting from operations	(349,633)

Distributions to shareholders from:
Net investment income - Class A	(27,040)
Net investment income - Class C	(2)
Total distributions to shareholders	(27,042)

Increase in net assets from capital share
transactions (Note 2)	13,269,322

Total increase in net assets	12,892,647

Net Assets:
Beginning of period	-
End of period	$12,892,647
Undistributed net investment income	$-

(1) The Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

	Class A		Class C

	For the		For the
	Period Ended		Period Ended
	June 30, 2010 (1)		June 30, 2010 (1)

Net Asset Value, Beginning of Period	$10.00		$10.00

Investment Operations:
Net investment loss	0.00	(a)	(0.01)
Net realized and unrealized loss on
investments	(0.09)		(0.12)
Total from investment operations	(0.09)		(0.13)

Distributions from:
Net investment income	(0.03)		(0.02)
Total from distributions	(0.03)		(0.02)

Paid in Capital from Redemption Fees	0.01		-

Net Asset Value, End of Period	$9.89		$9.85

Total Return (b)	(0.80)%		(1.33)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$12,735		$157

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.36%	(d)	3.11%	(d)
After fees waived and expenses absorbed (c)	1.60%	(d)	2.35%	(d)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (c)	(0.90)%	(d)	(1.66)%	(d)
After fees waived and expenses absorbed (c)	(0.14)%	(d)	(0.89)%	(d)

Portfolio turnover rate	148.23%		148.23%

(1)	The Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.
(a)	Net investment loss was less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of fourteen series.  These financial statements include the following series:  Day Hagan Tactical Allocation Fund of ETFs (the "Fund").  The Fund is registered as diversified.  The Fund’s investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the "Manager" or "Day Hagan").

Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

The Fund offers two classes of shares, Class A and Class C.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)         Investment Valuation —The net asset values per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2010:
Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds(b)	$7,748,140	$-	$7,748,140
Short-Term Investments	-	5,161,963	5,161,963
Total	$7,748,140	$5,161,963	$12,910,103

(a) As of and during the period since inception from October 30, 2009 through June 30, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b) All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds by major index classification, please refer to the Schedule of Investments.

During the period since inception from October 30, 2009 through June 30, 2010, no securities were fair valued.

b)         Federal Income Tax—The Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

As of and during the period since inception from October 30, 2009 through June 30, 2010, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  As of June 30, 2010, the Fund did not incur any interest or penalties.  As required, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax period ended June 30, 2010) and has concluded that no provision for income tax is required in these financial statements.  The Fund’s tax return for the period ended June 30, 2010 is open for examination by applicable taxing authorities.  No examination of the Fund’s tax return is presently in progress.

c)         Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

d)         Multiple Class Allocations—Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)         Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)         Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)         Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)         Redemption fees and sales charges (loads)—Shareholders of the Fund that redeem within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  A $15 redemption fee may be charged for redemptions made by wire.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.75% is imposed on Class A shares of the Fund.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The respective shareholders pay such CDSC charges, which are not an expense of the Fund.  For the period since inception from October 30, 2009 through June 30, 2010, there were redemption fees of $5,675 paid to the Fund and there were no CDSC fees paid to the Manager.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(2)	CAPITAL SHARE TRANSACTIONS

At June 30, 2010, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of beneficial interest for the Fund were as follows:

					Net
	Sold	Redeemed (2)	Reinvested		Increase
For the period ended:
June 30, 2010 (1)
Class A
Shares	1,396,248	(111,628)	2,595		1,287,215
Value	$14,248,453	$(1,171,368)	$26,832		$13,103,917
Class C
Shares	15,962	-	-	(3)	15,962
Value	$165,403	$-	$2		$165,405

(1) The Fund commenced operations on October 30, 2009. (2) The redeemed amounts are net of redemption fees withheld by the Fund of $5,675 for Class A.
(3) Class C Shares reinvested were 0.169 shares.

(3)	INVESTMENT TRANSACTIONS

For the period since inception from October 30, 2009 through June 30, 2010, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 18,236,013	$ 10,148,172

There were no government securities purchased or sold during the period.

(4)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Day Hagan acts as investment manager to the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  For the period since inception from October 30, 2009 through June 30, 2010, management fees of $67,723 were incurred by the Fund, before the waiver and reimbursement described below, with $2,926 remaining payable to the Manager at June 30, 2010.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of the Fund's average daily net assets through June 30, 2011.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period since inception from October 30, 2009 through June 30, 2010, the Manager waived management fees of $52,191.

As of June 30, 2010, the Manager may recapture $52,191 of waived management fees no later than the June 30, 2013.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(4)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services, the Fund pays Matrix a base fee of $20,000 per year, a fee equal to 0.25% of average net assets up to $50 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.  For the period since inception from October 30, 2009 through June 30, 2010, the Fund incurred $35,731 in service fees, including out-of-pocket expenses, with $4,986 remaining payable at June 30, 2010.

Pursuant to the Services Agreements, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a $12,000 per year base fee per Fund.  For the period since inception from October 30, 2009 through June 30, 2010, Matrix earned compliance fees of $7,954, with $1,000 remaining payable at June 30, 2010.

Matrix also acts as Distributor of the Fund’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.  For the period from October 30, 2009 through June 30, 2010, Matrix received no commissions from the sale of Class A shares.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the period since inception of October 30, 2009 through June 30, 2010, Day Hagan received $513 in underwriter concessions from the sale of shares of the Funds.

(5)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2010 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$ 13,482,536	$ 18,893	$ (591,326)	$ (572,433)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales for the Fund.

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Net	Undistributed	Undistributed		Post-October	Total
Unrealized	Ordinary	Capital	Capital Loss	Capital Loss &	Distributable
Depreciation	Income	Gains	Carryforward	Other Tax Deferrals	Earnings
$(572,433)	$195,758	$-	$-	$-	$(376,675)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain figures reported in the statement of assets and liabilities due to differing book/tax treatment of  short-term capital gains, and certain temporary book/tax differences due to the tax deferral of wash sales.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(5)	TAX MATTERS (Continued)

In accordance with accounting pronouncements, the Fund has recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.  These reclassifications were primarily attributable to net investment losses for the Fund and the tax treatment of short-term gains.  As of June 30, 2010, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Capital Paid
Accumulated	Accumulated	in on Shares
Net Investment	Net Realized	of Beneficial
Income	Gain (Loss)	Interest
$36,974	$(36,974)	$-

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid during the period since inception from October 30, 2009 through June 30, 2010 were as follows:

Share Class	Ordinary Income
Class A	$27,040
Class C	2

(6)	UNDERLYING FUND RISK

Each underlying fund including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the underlying fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2010, Raymond James & Associates, Inc., Special Custody Account for the Exclusive Benefit of Customers held 97.04% of the voting securities of the Fund and may be deemed to control the Fund.

(8)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(9)	RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
the Catalyst Funds and the Shareholders
of the Day Hagan Tactical Allocation Fund of ETFs

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Day Hagan Tactical Allocation Fund of ETFs, a series of shares of beneficial interest of the Catalyst Funds, as of June 30, 2010, and the related statements of operations and changes in net assets and the financial highlights for the period from October 30, 2009 (commencement of operations) to June 30, 2010.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Day Hagan Tactical Allocation Fund of ETFs, as of June 30, 2010, the results of its operations, the changes in its net assets and its financial highlights for the period from October 30, 2009 (commencement of operations) to June 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 30, 2010

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the period since inception from October 30, 2009 through June 30, 2010, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Day Hagan Tactical Allocation Fund of ETFs Class A	$ 0.031694
Day Hagan Tactical Allocation Fund of ETFs Class C	$ 0.017500

Please note that, for the taxable year ended June 30, 2010, the percentage of ordinary income distributions paid by the Fund which consist of qualified dividend income for individuals is as follows:

	Distribution Period	Percentage
Day Hagan Tactical Allocation Fund of ETFs	December, 2009	0.00%

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which were mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-329-4246.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During the past 5 Years
Independent Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	14	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	14	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	14
ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 2003- 2006.	14	None

Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Year of Birth: 1968	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested Trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst High Income Fund, Catalyst Total Return Income Fund and Catalyst Groesbeck Growth of Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During the past 5 Years
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007
Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 2001 to 2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 2001 to 2004;
				N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid an annual retainer of $2,500, $750 per quarterly board meeting attended and $100 per special board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2010.

Name of Trustee1	Aggregate Compensation From the Day Hagan Tactical Allocation Fund of ETFs2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Day Hagan Tactical Allocation Fund of ETFs Paid to Trustees2
Independent Trustees
Tobais Caldwell	$142	Not Applicable	Not Applicable	$142
Tiberiu Weisz	$142	Not Applicable	Not Applicable	$142
Bert Pariser	$142	Not Applicable	Not Applicable	$142
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the fourteen portfolios of the Trust.

2 Figures are for the period from inception of October 30, 2009 through June 30, 2010.

Catalyst Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

MANAGER
Donald L. Hagan, LLC
also known as
Day Hagan Asset Management
330 South Orange Avenue
Sarasota, FL  34236

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA  19103

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, OH  45202-4089

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH  43219

ANNUAL REPORT

Eventide Gilead Fund

June 30, 2010

Catalyst Funds
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

July 23, 2010
Dear valued shareholder:

While the rally that we witnessed in 2009 extended into the first quarter of 2010, the new year has been marked by turbulence. We quickly witnessed a whip-lash in the second quarter of 2010, giving back all of first quarter gains and then some.  Numerous assaults roiled the market such as the European debt crisis, the flash crash, finance reform legislation, and ballooning sovereign debt.

While Eventide Gilead Fund is outperforming the S&P 500 since inception on July 8, 2008 until June 30, 2010, the Fund has underperformed over the past year.  Performance for the period since inception from July 8, 2008 through June 30, 2010 and for the year ended June 30, 2010 for the Fund(1) versus the S&P 500 Total Return Index(2) was as follows:

	Year Ended 06/30/10	Since Inception 07/08/08 Retail Class 10/28/09 Class A and C (3) 02/02/10 Class I(3)
Retail Class	7.00%	1.92%
Class A without sales charge	N/A	6.67%
Class A with sales charge	N/A	0.54%
Class C without CDSC	N/A	6.05%
Class C with CDSC	N/A	4.99%
Class I	N/A	(10.47)%
S&P 500 Total Return Index(2)	14.43%	(8.00)%

The recent underperformance was largely due to a pro-cyclic tilt to the portfolio in the 2nd quarter of 2010. Particularly disappointing was the decline in equities even from traditionally defensive sectors like health care.  As fear in the market increased, there appears to be an increased correlation across asset classes.  Small cap stocks were hit especially hard as the "risk off", flight to safety trade occurred. The following chart highlights the Fund's sector allocation as of June 30, 2010.

Percentages in the above chart are based on market value of the Fund’s portfolio as of June 30, 2010 and are subject to change.

Highlights to our performance this year include our position in Summer Infant (NASDAQ: SUMR), which represents a company that has executed brilliantly through a recession in delivering high quality infant and toddler products.  It appears to have finally attracted the attention of more institutional investors and has more than doubled in price since we first purchased it in 2009.  We have also nicely captured gains from a quietly rebounding automotive recovery with handsome gains from ArvinMeritor (NYSE: ARM).

We believe we are also well positioned to capture larger, multi-year trends such as virtualization, cloud computing, and the migration to cleaner energies such as natural gas and solar.

Lowlights of the year include our position in Domtar (NYSE: UFS), which delivered over a 50% gain in the first 4 months of 2010, but gave back all of those gains in a period of 6 weeks.  We believe this is an excellent example of the market severely overreacting to macroeconomic fears as the company now trades at over a 40% discount to its historic earnings multiple (despite carrying much less debt than ever before) and sports a free cash flow yield of over 20%.

We continue to hold this company and believe that patient investors will be handsomely rewarded.  We continue to own other well run companies that are trading at sharp historic discounts such as Alere, Inc. (NASDAQ: ALR).  As Benjamin Graham noted, in the short term markets behave like voting machines (they measure whims and fancies) but in the long term, markets behave like weighing machines (fundamentals and earnings eventually win).  Those who can look past the votes to the weights have historically done well.

In reflecting on the underperformance of the past year, we have done a careful analysis to identify areas to strengthen in our portfolio management.  This analysis led to improvements in our portfolio management system (particularly technical analysis) in order to more deftly handle diverse market conditions.  We have been using these improvements starting in July which we believe will further improve our returns going forward.

We are grateful for your continued trust.

Sincerely,

Finny Kuruvilla

(1) The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month-end can be obtained by calling 1-877-453-7877.  There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A and Class C shares held less than one year.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

(2) The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.  The Eventide Gilead Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.  Since inception return assumes inception date of July 8, 2008.

(3) Aggregate total return, not annualized.

CATALYST FUNDS	ANNUAL REPORT

June 30, 2010 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE EVENTIDE GILEAD FUND RETAIL CLASS AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Returns

			Commencement of Operations
		One Year	through June 30, 2010
Retail Class (1)		7.00%	1.92%
Class A (2)	Without sales charge	N/A	6.67%
	With sales charge	N/A	0.54%
Class C (2)	Without contingent deferred sales charge	N/A	6.05%
	With contingent deferred sales charge	N/A	4.99%
Class I (3)		N/A	(10.47)%
S&P 500 Total Return Index (4)		14.43%	(8.00)%

(1)	Eventide Gilead Fund Retail Class shares commenced operations on July 8, 2008.
(2)	Eventide Gilead Fund Class A and Class C shares commenced operations on October 28, 2009. Aggregate total return, not annualized.
(3)	Eventide Gilead Fund Class I shares commenced operations on February 2, 2010. Aggregate total return, not annualized.
(4)	Since inception return assumes inception date of July 8, 2008.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found by calling 1-877-453-7877.

The above graph depicts the performance of the Eventide Gilead Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Eventide Gilead Fund, which will not invest in certain securities comprising this index.

CATALYST FUNDS

EVENTIDE GILEAD FUND

June 30, 2010	ANNUAL REPORT

Information About Your Fund’s Expenses – Eventide Gilead Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales load, redemption fees imposed by the Fund for certain short-term redemptions and the wire transfer fees imposed by the Fund; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 invested at the beginning of the period and held for the entire period of 01/01/10 through 06/30/10.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/01/10 through 06/30/10

Actual Fund Return (in parentheses)	Beginning Account Value (1)	Ending Account Value 06/30/10	Expenses Paid During Period
Eventide Gilead Fund Retail Class (-9.05%)	$1,000.00	$909.50	$7.67	(2)
Eventide Gilead Fund Class A (-9.13%)	$1,000.00	$908.70	$7.90	(2)
Eventide Gilead Fund Class C (-9.50%)	$1,000.00	$905.00	$11.43	(2)
Eventide Gilead Fund Class I (-10.47%)	$1,000.00	$895.30	$5.46	(3)

Hypothetical 5% Fund Return	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expenses Paid During Period(4)
Eventide Gilead Fund Retail Class	$1,000.00	$1,016.80	$8.10
Eventide Gilead Fund Class A	$1,000.00	$1,016.50	$8.35
Eventide Gilead Fund Class C	$1,000.00	$1,012.80	$12.08
Eventide Gilead Fund Class I	$1,000.00	$1,017.80	$7.10

(1) Beginning account values for Eventide Gilead Fund Retail Class, Class A and Class C shares are as of 01/01/10.  Beginning account value for Eventide Gilead Fund Class I shares is as of inception date on 02/02/10.

(2) Expenses are equal to the Fund’s annualized expense ratio of 1.62% for the Eventide Gilead Fund Retail Class shares, 1.67% for Class A shares, 2.42% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 to reflect the period  from 01/01/10 to 06/30/10.

(3) Expenses are equal to the Fund’s annualized expense ratios of 1.42% for the Eventide Gilead Fund Class I shares, multiplied by the average account value over the period, multiplied by 148/365 to reflect the period  since inception from 02/02/10 to 06/30/10.

CATALYST FUNDS

EVENTIDE GILEAD FUND

June 30, 2010	ANNUAL REPORT

Information About Your Fund’s Expenses – Eventide Gilead Fund (Unaudited)(Continued)

 (4) Expenses are equal to the Fund’s annualized expense ratios of 1.62%, 1.67%, 2.42% and 1.42% for the Eventide Gilead Fund Retail Class, Class A, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period  from 01/01/10 to 06/30/10.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-453-7877.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 1, 2009 were as follows:
Eventide Gilead Fund Retail Class, gross of fee waivers or expense reimbursements	11.03%
Eventide Gilead Fund Retail Class, after waiver and reimbursement	1.70%
Eventide Gilead Fund Class A, gross of fee waivers or expense reimbursements	11.08%
Eventide Gilead Fund Class A, after waiver and reimbursement	1.75%
Eventide Gilead Fund Class C, gross of fee waivers or expense reimbursements	11.83%
Eventide Gilead Fund Class C, after waiver and reimbursement	2.50%
Eventide Gilead Fund Class I, gross of fee waivers or expense reimbursements	10.83%
Eventide Gilead Fund Class I, after waiver and reimbursement	1.50%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.42% through June 30, 2011.  Total Gross Operating Expenses (Annualized) during year ended June 30, 2010 were 4.12% for the Eventide Gilead Fund’s Retail Class.  Total Gross Operating Expenses (Annualized) during the period since inception from October 28, 2009 through June 30, 2010 were 3.60% and 4.30% for the Eventide Gilead Fund’s Class A and Class C shares, respectively.  Total Gross Operating Expenses (Annualized) during the period since inception from February 2, 2010 through June 30, 2010 were 3.20% for the Eventide Gilead Fund’s Class I shares.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the year ended June 30, 2010.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

June 30, 2010	ANNUAL REPORT

	Shares	Value
COMMON STOCKS - (88.44%)

Auto Parts & Equipment - (4.09%)
ArvinMeritor, Inc. *	10,900	$142,790
Dana Holding Corp. *	11,300	113,000
		255,790

Banks - (3.22%)
CIT Group, Inc. *	2,500	84,650
Zions Bancorporation	5,400	116,478
		201,128

Biotechnology - (6.62%)
Illumina, Inc. *	1,300	56,589
Martek Biosciences Corp. *	9,800	232,358
Momenta Pharmaceuticals, Inc. *	10,200	125,052
		413,999

Chemicals - (2.13%)
Huntsman Corp.	15,400	133,518

Coal - (1.79%)
Alpha Natural Resources, Inc. *	3,300	111,771

Commercial Services - (3.95%)
Lender Processing Services, Inc.	3,900	122,109
Net 1 UEPS Technologies, Inc. *	9,300	124,713
		246,822

Computers - (4.30%)
iGate Corp.	3,300	42,306
NetApp, Inc. *	1,200	44,772
SanDisk Corp. *	1,000	42,070
Western Digital Corp. *	2,100	63,336
Xyratex Ltd. *	5,400	76,410
		268,894

Diversified Financial Services - (1.82%)
NASDAQ OMX Group, Inc. *	6,400	113,792

Electric - (2.05%)
NRG Energy, Inc. *	3,300	69,993
Westar Energy, Inc.	2,700	58,347
		128,340

Electronics - (0.93%)
Arrow Electronics, Inc. *	2,600	58,110

Energy-Alternative Sources - (3.50%)
First Solar, Inc. *	1,000	113,830
Trina Solar Ltd. - ADR *	6,100	105,408
		219,238

Engineering & Construction - (2.20%)
Chicago Bridge & Iron Co. NV *	7,300	137,313

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

June 30, 2010	ANNUAL REPORT

COMMON STOCKS - (88.44%) (continued)	Shares	Value

Environmental Control - (0.94%)
Stericycle, Inc. *	900	$59,022

Food - (0.98%)
Dole Food Co., Inc. *	5,900	61,537

Forest Products & Paper - (4.87%)
Buckeye Technologies, Inc. *	9,900	98,505
Domtar Corp.	2,200	108,130
Fibria Celulose SA - ADR *	6,600	97,680
		304,315

Healthcare-Products Services - (5.33%)
Alere, Inc. *	5,800	154,628
Edwards Lifesciences Corp. *	800	44,816
Genoptix, Inc. *	7,800	134,160
		333,604

Household Products - (2.73%)
Summer Infant, Inc. *	26,100	170,955

Internet - (1.96%)
Rackspace Hosting, Inc. *	6,700	122,878

Iron & Steel - (0.95%)
JFE Holdings, Inc.	1,900	59,064

Oil & Gas - (8.43%)
Berry Petroleum Co.	300	7,716
Canadian Natural Resources Ltd.	3,100	103,013
Cimarex Energy Co.	1,600	114,528
Ensco PLC - ADR	2,400	94,272
Forest Oil Corp. *	1,500	41,040
Pioneer Natural Resources Co.	600	35,670
Southwestern Energy Co. *	3,400	131,376
		527,615

Oil & Gas Services - (0.37%)
Complete Production Services, Inc. *	1,600	22,880

Pharmaceuticals - (2.85%)
Impax Laboratories, Inc. *	2,200	41,932
Rigel Pharmaceuticals, Inc. *	7,100	51,120
Targacept, Inc. *	4,400	85,052
		178,104

Real Estate - (1.13%)
CB Richard Ellis Group, Inc. *	5,200	70,772

Real Estate Investment Trusts - (2.02%)
Digital Reality Trust, Inc.	2,000	115,360
Hatteras Financial Corp.	400	11,128
		126,488

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

June 30, 2010	ANNUAL REPORT

COMMON STOCKS - (88.44%) (continued)	Shares	Value

Semiconductors - (9.70%)
GT Solar International, Inc. *	23,650	$132,440
Lam Research Corp. *	3,100	117,986
Micron Technology, Inc. *	11,200	95,088
Nanometrics, Inc. *	12,300	124,107
Novellus Systems, Inc. *	1,700	43,112
Skyworks Solutions, Inc. *	5,600	94,024
		606,757

Software - (2.54%)
Red Hat, Inc. *	2,100	60,774
SolarWinds, Inc. *	6,100	97,844
		158,618

Telecommunications - (6.09%)
Aruba Networks, Inc. *	3,200	45,568
Iridium Communications, Inc. *	10,900	109,436
SBA Communications Corp. *	2,800	95,228
USA Mobility, Inc.	10,099	130,479
		380,711

Water - (0.95%)
American Water Works Co., Inc.	2,900	59,740

TOTAL COMMON STOCKS (Cost $5,865,460)		5,531,775

EXCHANGE-TRADED FUNDS - (0.78%)

Commodity Fund - (0.78%)
SPDR Gold Trust *	400	48,672

TOTAL EXCHANGE-TRADED FUNDS (Cost $49,135)		48,672

SHORT-TERM INVESTMENT - (7.97%)
Fidelity Institutional Money Market Fund Class I, 0.29% **	498,714	498,714
TOTAL SHORT-TERM INVESTMENT - (Cost $498,714)		498,714

TOTAL INVESTMENTS (Cost $6,413,309) - 97.19%		$6,079,161

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.81%		175,946

NET ASSETS - 100.00%		$6,255,107

* Non-income producing security.
** Rate shown represents the rate at June 30, 2010, is subject to change and resets daily.
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010	ANNUAL REPORT

Assets:
Investments, at value (identified cost $6,413,309)	$6,079,161
Deposits at broker	45,066
Due from manager	5,867
Receivables:
Investments sold	746,842
Fund shares sold	26,094
Dividends	1,522
Interest	89
Prepaid expenses	12,773
Total assets	6,917,414

Liabilities:
Payables:
Investments purchased	639,289
Accrued distribution and/or service (12b-1) fees	5,043
Due to administrator	5,063
Other liabilities and accrued expenses	12,912
Total liabilities	662,307

Net Assets	$6,255,107

Sources of Net Assets:
Paid-in capital	$6,473,730
Undistributed net realized gain on investments	115,525
Net unrealized depreciation on investments	(334,148)

Total Net Assets (Unlimited shares of beneficial interest authorized)	$6,255,107

Retail Class shares:
Net assets applicable to 473,776 shares outstanding	$4,857,933
Net asset value, offering price and redemption price per share	$10.25

Class A shares:
Net assets applicable to 34,012 shares outstanding	$348,599
Net asset value	$10.25

Maximum offering price per share Class A 1	$10.88

Minimum redemption price per share 2	$10.15

Class C shares:
Net assets applicable to 28,540 shares outstanding	$290,952
Net asset value and offering price per share	$10.19

Minimum redemption price per share Class C 3	$10.09

Class I shares:
Net assets applicable to 73,839 shares outstanding	$757,623
Net asset value, offering price and redemption price per share	$10.26

1	A maximum sales charge of 5.75% is imposed on Class A shares.
2
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

3	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENT OF OPERATIONS

June 30, 2010	ANNUAL REPORT

For the
Year Ended
June 30, 2010

Investment income:
Dividends (net of $88 foreign tax withheld)	$23,556
Interest	1,117
Total investment income	24,673

Expenses:
Management fees	40,618
Distribution and/or service (12b-1) fees - Retail Class	7,244
Distribution and/or service (12b-1) fees - Class A	313
Distribution and/or service (12b-1) fees - Class C	985
Accounting and transfer agent fees and expenses	42,175
Registration fees	16,215
Miscellaneous	3,672
Legal fees	13,341
Audit fees	12,000
Compliance officer fees	12,000
Custodian fees	7,811
Pricing fees	4,980
Trustee fees and expenses	1,963
Insurance fees	1,381
Networking fees	411
Dividend expenses	156
Printing fees	74
Margin account interest expenses	28
Total expenses	165,367
Less: fees waived and expenses absorbed	(98,714)
Net expenses	66,653

Net investment loss	(41,980)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	306,261
Net realized loss from short securities	(1,624)
Net unrealized depreciation on investments	(518,771)
Net realized and unrealized loss on investments	(214,134)

Net decrease in net assets resulting from operations	$(256,114)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2010	ANNUAL REPORT

	For the	For the
	Year Ended	Period Ended
	June 30, 2010	June 30, 2009 *

Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(41,980)	$1,701
Net realized gain (loss) on investments and short securities	304,637	(115,173)
Net unrealized appreciation (depreciation) on investments	(518,771)	184,623
Net increase (decrease) in net assets resulting from operations	(256,114)	71,151

Distributions to shareholders from:
Net investment income - Retail Class	-	(1,701)
Distribution in excess of net investment income - Retail Class	-	(1,981)
Net realized gain - Retail Class	(31,105)	-
Net realized gain - Class A	(629)	-
Net realized gain - Class C	(225)	-
Total distributions to shareholders	(31,959)	(3,682)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	4,790,415	1,685,296

Increase in net assets	4,502,342	1,752,765

Net Assets:
Beginning of period	1,752,765	-

End of period	$6,255,107	$1,752,765
Accumulated net investment income	$-	$-

*	The Eventide Gilead Fund commenced operations on July 8, 2008.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

June 30, 2010	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Retail Class

	For the		For the
	Year		Period Ended
	June 30, 2010		June 30, 2009 *

Net Asset Value, Beginning of Period	$9.66		$10.00

Investment Operations:
Net investment income (loss)	(0.08)		0.02
Net realized and unrealized gain (loss) on investments	0.77		(0.33)
Total from investment operations	0.69		(0.31)

Distributions:
From net investment income	-		(0.02)
Distribution in excess of net investment income	-		(0.01)
From net realized gain	(0.10)		-
Total distributions	(0.10)		(0.03)

Net Asset Value, End of Period	$10.25		$9.66

Total Return 1	7.00%		(2.96)%	2

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$4,858		$1,753

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.12%	4	10.95%	3, 4
After fees waived and expenses absorbed	1.63%	4	1.69%	3, 4

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(3.49)%	4	(9.05)%	3, 4
After fees waived and expenses absorbed	(1.00)%	4	0.21%	3, 4

Portfolio turnover rate	398%		339%

*	The Eventide Gilead Fund commenced operations on July 8, 2008.
1	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
2	Aggregate total return, not annualized.
3	Annualized.
4	The ratios include 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributed to dividends on securities sold short.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

June 30, 2010	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A		Class C		Class I

	For the		For the		For the
	Period Ended		Period Ended		Period Ended
	June 30, 2010 *		June 30, 2010 *		June 30, 2010 **

Net Asset Value, Beginning of Period	$9.69		$9.69		$11.46

Investment Operations:
Net investment loss	(0.05)		(0.07)		(0.03)
Net realized and unrealized gain (loss) on investments	0.71		0.67		(1.17)
Total from investment operations	0.66		0.60		(1.20)

Distributions:
From net realized gain	(0.10)		(0.10)		-
Total distributions	(0.10)		(0.10)		-

Net Asset Value, End of Period	$10.25		$10.19		$10.26

Total Return 1	6.67%		6.05%		(10.47)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$349		$291		$758

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.60%	2	4.30%	2	3.20%	2
After fees waived and expenses absorbed	1.67%	2	2.42%	2	1.42%	2

Ratio of net investment loss:
Before fees waived and expenses absorbed	(3.15)%	2	(3.84)%	2	(2.77)%	2
After fees waived and expenses absorbed	(1.22)%	2	(1.96)%	2	(0.99)%	2

Portfolio turnover rate	398%		398%		398%

*	The Eventide Gilead Fund Class A and Class C shares commenced operations on October 28, 2009.
**	The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.
1	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
2	Annualized. The ratios include 0.00% for the period ended June 30, 2010 attributed to dividends on securities sold short.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The Eventide Gilead Fund (the "Fund") is one of fourteen series of the Trust.  The Fund is registered as a diversified series of the Trust.  The Fund commenced operations on July 8, 2008.  The Fund’s investment objective is to provide long-term capital appreciation.  The investment advisor to the Fund is Eventide Asset Management, LLC (the "Manager").

The Fund offers four classes of shares, Retail Class, Institutional Class, Class A and Class C.  Each differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)         Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs ( Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:

Security Classification (1)	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Common Stocks (2)	$5,531,775	$5,531,775	$–	$–
Exchange-Traded Funds	48,672	48,672
Short-Term Investments	498,714	–	498,714	–
Totals	$6,079,161	$5,580,447	$498,714	–

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)
As of and during the year ended June 30, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

During the year ended June 30, 2010, no securities were fair valued.

b)         Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.   The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2010 were as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on derivatives recognized in income	Realized gain (loss) on derivatives recognized in income
Call options purchased	Net realized gain on investments	$(106,321)
Put options purchased	Net realized gain on investments	(56,312)
Totals		$(162,633)

There were no open derivative instruments as of June 30, 2010.

c)         Short Sales – The Fund may sell securities short.  A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

d)         Federal Income Tax - The Fund qualifies and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

As of and during the year ended June 30, 2010, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the year ended June 30, 2010, the Fund did not incur any interest or penalties.  Management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax period and year ended June 30, 2009 and June 30, 2010) and has concluded that no provision for income tax is required in these financial statements.  These tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service.  No examination of the Fund’s tax filings is presently in progress.

e)         Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f)         Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)         Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)         Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i)          Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)          Redemption fees and sales charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer.  A maximum sales charge of 5.75% is imposed on Class A shares of the Fund.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  A CDSC of 1.00% is imposed on Class C shares in the event of certain redemption transactions within one year following such investments.  The respective shareholders pay such CDSC charges, which are not an expense of the Funds.  For the year ended June 30, 2010, there were no CDSC fees paid to the Manager.

(2)        CAPITAL SHARE TRANSACTIONS

At June 30, 2010, there were an unlimited number of no par value shares of beneficial interest authorized.  Transactions in shares of beneficial interest for the year ended June 30, 2010 were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the year ended:
June 30, 2010
Retail Class
Shares	366,163	(76,346)	2,474	292,291
Value	$4,037,418	$(862,194)	$27,875	$3,203,099
Class A (1)
Shares	34,811	(855)	56	34,012
Value	$403,587	$(9,034)	$629	$395,182
Class C (1)
Shares	28,521	(1)	20	28,540
Value	$321,605	$(12)	$224	$321,817
Class I (2)
Shares	84,385	(10,546)	-	73,839
Value	$999,934	$(129,617)	$-	$870,317

(1) The Eventide Gilead Fund Class A shares and Class C shares commenced operations on October 28, 2009. (2) The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.

Transactions in shares of capital stock for the period since inception from July 8, 2008 through June 30, 2009 were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the period ended:
June 30, 2009 (1)
Retail Class
Shares	181,037	(46)	494	181,485
Value	$1,682,009	$(395)	$3,682	$1,685,296

(1) The Eventide Gilead Fund Retail Class shares commenced operations on July 8, 2008.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(3)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) for the Eventide Gilead Fund were as follows:

Purchases	Sales
$18,344,262	$14,376,040

There were no government securities purchased or sold during the year.

(4)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide Asset Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund.  The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement.  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the year ended June 30, 2010, the Fund incurred $40,618 of management fees, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 fees and extraordinary expenses) at 1.47% of the Fund's average daily net assets through June 30, 2011.  Effective October 1, 2009, the Manager voluntarily reduced the limit to maintain total annual operating expenses at 1.42% of the Fund’s average daily net assets through June 30, 2011.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the year ended June 30, 2010, the Manager waived management fees of $40,618 and reimbursed $58,096 of Fund expenses.  The Manager may recapture $98,714 and $76,051 no later than June 30, 2013 and June 30, 2012, respectively, subject to the terms of the Expense Limitation Agreement.  As of June 30, 2010, $5,867 is due from the Manager to the Fund under this Expense Limitation Agreement and was collected subsequently in the normal course of business.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services, the Fund pays Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the year ended June 30, 2010, the Fund incurred $42,175 for such services including out-of-pocket expenses, with $4,063 remaining payable at June 30, 2010.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a base fee of $12,000 per year.  For the year ended June 30, 2010, Matrix earned $12,000 of compliance fees, with $1,000 remaining payable at June 30, 2010.

Matrix also acts as Distributor of the Fund’s shares.  For the year ended June 30, 2010, Matrix received no commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments.  For those services, Matrix received $57,427 of brokerage commissions for the year ended June 30, 2010.

Certain officers of the Fund are officers and/or employees of Matrix.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(4)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.25% per annum for the Retail Class shares, up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Retail Class shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.  The Manager reimburses the Distributor for this expense, and recoups the expense during the first year as it receives 12b-1 payments.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  For the year ended June 30, 2010, the Fund incurred $7,244, $313 and $985 of 12b-1 fees for the Retail Class, Class A and Class C shares, respectively.

For the year ended June 30, 2010, the Manager did not receive any contingent deferred sales charges from certain redemptions of the Fund’s Class C shares.  The respective shareholders pay such charges, which are not an expense of the Fund.

For the year ended June 30, 2010, the Manager received $3,109 in underwriter concessions from the sale of Fund shares.

(5)	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned , gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2010 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 6,516,400	$ 116,086	$ (553,325)	$ (437,239)

The difference between book basis and tax-basis unrealized appreciation at June 30, 2010 is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Depreciation	$(437,239)
Undistributed Ordinary Income	172,139
Undistributed Capital Gains	46,477
Distributable Earnings, Net	$(218,623)

Undistributed ordinary income and capital gains shown above differs from corresponding undistributed net realized gain figure reported in the statement of assets and liabilities due to the tax deferral of losses on wash sales and the tax classification of short-term realized gains as ordinary income.

In accordance with the accounting pronouncements, the Fund has recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.  As of June 30, 2010, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Accumulated	Accumulated
Net Investment	Net Realized
Income	Gain (Loss)
$ 41,980	$ (41,980)

(6)	DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid by the Fund were as follows:

Distributions paid from:	For the year ended June 30, 2010	For the period from July 8, 2008 (commencement of operations) to June 30, 2009
Ordinary Income	$31,959	$ 3,682

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(7)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.  Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.  The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(8)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(9)	RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
the Catalyst Funds and the Shareholders
of the Eventide Gilead Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Eventide Gilead Fund, a series of shares of beneficial interest of the Catalyst Funds, as of June 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the period from July 8, 2008 (commencement of operations) to June 30, 2009 and the financial highlights for the year and period then ended and for the period from July 8, 2008 (commencement of operations) to June 30, 2009.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eventide Gilead Fund, as of June 30, 2010, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 30, 2010

CATALYST FUNDS

Additional Information

June 30, 2010	ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-453-7877; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-453-7787; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the period ended June 30, 2010, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Eventide Gilead Fund – Retail Class	$ 0.095179
Eventide Gilead Fund – Class A	0.095179
Eventide Gilead Fund – Class C	0.095179

Please note that, for the taxable year ended June 30, 2010, the percentage of ordinary income distributions paid by the Fund which consist of qualified dividend income for individuals is as follows:

	Distribution Period	Percentage
Eventide Gilead Fund	December, 2009	42.57%

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

Board Deliberations Regarding Renewal of Eventide Gilead Fund Advisory Agreement (Unaudited)

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously renewed the Advisory Agreement between the Trust, on behalf of the Eventide Gilead Fund (for the purposes of this section, the “Fund”), and Eventide Asset Management, LLC (the “Advisor”) at a meeting of the Board of Trustees held on May 25, 2010.

In connection with their deliberations regarding renewal of the Advisory Agreement, the Trustees reviewed a report prepared by the Advisor setting forth, and the Advisor’s responses to a series of questions regarding, among other things, the investment performance of the Fund since inception, the Advisor’s services to the Fund, comparative fee and expense information and the Advisor’s profitability from managing the Fund.  The Trustees noted that the Advisor receives the benefit of 12b-1 fees.

As to the nature, extent and quality of the services provided by the Advisor to the Fund, the Trustees reviewed the Advisor’s Form ADV, Parts I and II, which provided an overview of the services provided by the Advisor, as well as information on the corporate structure, officers, owners, and compliance record of the Advisor.  The Board considered the Advisor’s duties under the terms of the Advisory Agreement.

The Trustees noted that the Advisor pays the compensation and expenses of any persons rendering any services to the Trust who are directors, officers, employees, members, or stockholders of the Advisor and will make available, without expense to the Fund, the services of the Advisor’s employees as may duly be elected trustees or officers of the Trust (other than the Trust’s Chief Compliance Officer).  The Advisor pays all advertising, promotion, and other distribution expenses incurred in connection with the Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Trustees noted that the Advisor had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws.

The Trustees considered the scope of the services provided by the Advisor and noted that the Advisor is responsible for maintaining and monitoring its compliance program and the compliance program for the Fund.  The Trustees considered the investment experience of the portfolio manager to the Fund, as well as the quality of the administrative support services provided by the Advisor.  The Trustees concluded that, overall, they were satisfied with the nature, extent, and quality of the services provided to the Fund under the Advisory Agreement.

As to the Fund’s performance, the Board referred to the performance report from Matrix, which contained the Fund’s returns as of March 31, 2010 for the 1-month, 3-month, year-to-date, 12-month, and since inception periods.  The Board noted that the Fund’s performance for each class of shares lagged that of the S&P 500 by less than 50 basis points for the 1-month, 3-month, year-to-date, and 12-month periods, but the Retail Class, Class A, and Class C shares had outperformed the S&P 500 by more than 1,000 basis points since the inception of each class. The Trustees noted the short time period for evaluating the Fund’s adviser and concluded that the Fund’s performance was acceptable.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s analysis of its profitability and its financial condition, and noted that the Advisor is participating in expense cap arrangements and is not earning a profit on its services to the Fund.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and the total expense ratio of the Fund and compared that ratio to those paid by funds in a peer group.  The information reflected that the Fund’s total expense ratio was in line with the expense ratios of the funds in the peer group.  The Trustees also considered the management fee paid by the Fund in respect of the fees charged by the Advisor for advisory services it provides to two separate portfolios for which it is responsible.  The Trustees concluded that the Fund’s management fees were acceptable in light of the quality of services the Fund receives from the Advisor.

As to economies of scale, the Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Fund, and their respective shareholders if a Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet reached asset levels where the Advisor could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Advisory Agreement was in the best interests of the Trust and the Fund’s shareholders, and unanimously voted to renew the Advisory Agreement.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-477-7373.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Independent Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	14	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	14	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	14
ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006	14	None

Christopher Anci 420 Lexington Avenue Suite 601 New York, NY 10170 Year of Birth: 1968	President	Indefinite/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund and Catalyst/Groesbeck Growth of Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 2006; Treasurer since 2006; CCO since 2007	Senior V.P. of Matrix Capital Group, Inc. since 2005.	N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $750 by the Trust per Board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2010.

Name of Trustee1	Aggregate Compensation From the Eventide Gilead Fund2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Eventide Gilead Fund Paid to Trustees2
Independent Trustees
Tobais Caldwell	$748	Not Applicable	Not Applicable	$748
Tiberiu Weisz	$654	Not Applicable	Not Applicable	$654
Bert Pariser	$654	Not Applicable	Not Applicable	$654
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the fourteen portfolios of the Trust.

2 Figures are for the year ended June 30, 2010.

Catalyst Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

MANAGER
Eventide Asset Management, LLC
60 State Street
 Suite 700
Boston, MA  02109

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA  19103

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, OH  45202-4089

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH  43219

ANNUAL REPORT

Listed Private Equity Plus Fund

June 30, 2010

Catalyst Funds
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

August 19, 2010

Dear Fellow Shareholders,

While it may “Take A Village”, we are reminded daily that we are all part of an increasingly interdependent global economy. Never has this been shown more clearly than over the past year. Potential sovereign debt and bank failures among several southern European nations, now termed “PIIGS”, resulted in near collapse of the Euro. While stubbornly persistent high worldwide unemployment, economic tightening in China and uncertainty regarding financial regulation in the United States combined to dramatically reduce investor confidence. Lower confidence led to heightened levels of fear among investors and a steep fall in global stock markets beginning in April following a promising early part of the year.

Yet, over the past year, the world’s financial and investment markets have improved substantially from the brink of disaster and conditions continue to improve. The private equity sector, the focus of the Listed Private Equity Plus Fund, has undertaken major steps to recapitalize and rebuild their underlying portfolios. Lenders, including banks and other sources of capital have agreed to re-finance and more importantly, re-structure billions in debt on very favorable terms. Concurrently, private equity deal activity and the size of deals are both rising revealing signs of a return to normalcy.

Harvesting activities are beginning to rebound as private equity portfolio companies are being sold at strong valuations and high profits, to cash laden strategic acquirers. IPO calendars are picking up as well. KKR’s IPO of Dollar General last February is an excellent example of the appetite for well-timed and structured offerings. Existing portfolio companies are showing signs of revenue growth and banks and other investors are eager to provide capital to well-managed companies with clearly designed growth strategies. If the global economy continues to grow, even at modest levels, private equity portfolio companies will continue to be marked up resulting in more attractive valuations of listed private equity companies.

Yet, despite this optimism, private equity is only at the early stage of rebound from the combined effects of the global credit and economic crisis. Total returns for the Listed Private Equity Plus Fund (the “Fund”) and its benchmarks during the fiscal year ended June 30, 2010 and during the period since inception (from July 2, 2007 for Class A shares and from July 5, 2007 for Class C shares) through June 30, 2010 were as follows:

	One Year(1)	Since Inception 7/2/07 for Class A(1) 7/5/07 for Class C(1)

Class A without sales charge	3.16%	(27.34)%
Class A with sales charge	(2.77)%	(28.77)%
Class C	2.68%	(28.01)%
MSCI World Index(2)	10.87%	(11.17)%
S&P Listed Private Equity Index(2)	21.74%	(22.54)%

Relative to its benchmark, the S&P Listed Private Equity Index, the Fund was adversely affected by its significant exposure and underperformance of its micro-cap holdings and positions in investment banks with substantial private equity activities. Both of these investment segments are omitted from the Index. Also contributing to underperformance was the Fund's high relative weighting to Euro denominated securities versus the benchmark Index as the European debt crisis unfolded late in the first half of 2010.

The Fund’s largest contributors to positive performance for the year include Altamir Amboise, a French investment trust that invests alongside APAX Partners; KKR & Co. L.P., which has delisted from the Amsterdam Stock Exchange and began trading on the NYSE on July 15, 2010 in order to increase its investor base and liquidity; and Apollo Investment Corp., a Business Development Company (“BDC”) providing mezzanine financing to growing middle market companies.

Significant net detractors to performance for the year included Fortress Investment Group (“Fortress”) and Blackstone Group (“Blackstone”).  Fortress has significant investments in the commercial real estate sector which has yet to rebound as vacancies and rents have reduced revenues, while Blackstone has marked down holdings in areas such as lodging, as lackluster business and leisure travel have reduced occupancy and room rates.

The Fund continues to be well diversified from an industry and geographic perspective although holdings in Euro and British Pound Sterling denominated securities were reduced beginning in the second quarter of 2010 as the European economies have been slower to rebound from the recession and threats of potential defaults among the PIIG nations mounted. A significant part of this reallocation was to investments in the US, particularly in the BDC group.  By June 30, 2010, the Fund held positions in eight BDCs representing 26.53% of the Fund’s net asssets. This approach of broad diversification combined with employing tactical allocation strategies to take advantage of emerging opportunities and reducing the effects of possible adverse developments is one of the benefits of our single focus on listed private equity investing.

As of June 30, 2010 the Fund’s holdings were divided among geographic sectors as follows:

United States	62.74%	Switzerland	3.27%
Sweden	9.18%	Canada	2.49%
Guernsey	8.07%	Japan	2.06%
Israel	5.55%	France	1.80%
Great Britain	4.15%	Finland	0.72%

The percentages in the above table are based on net assets of the Fund as of June 30, 2010 and are subject to change.

While our global investment universe of over 300 publicly traded private equity companies are still trading at steep discounts to their Net Asset Values (NAV’s), those discounts will continue to diminish as the fear of a steep and prolonged global economic downturn fade.

In looking ahead, we believe the remainder of 2010 looks bright as Europe’s economies and the Euro stabilize. Private equity funds are still sitting on record amounts of cash, with an estimated $500 billion that they hope to put to work, albeit with higher equity investments from private equity firms themselves and with less reliance on financing from banks resulting in much more conservative use of leverage. We believe confidence will continue to mount setting the stage for a strong 2011.

We appreciate the support and commitment of our growing family of shareholders in the Listed Private Equity Plus Fund and to a rewarding year ahead.

Cordially,

Steven R. Samson	Luke A. Aucoin	George W. Denninghoff
Chief Investment Strategist	Portfolio Manager	Chief Compliance Officer

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  To obtain a prospectus or other information about the Fund, please visit www.vrmfunds.com or call 1-877-477-7373.  Please read the prospectus carefully before investing.

(1) The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be found on our website at www.vrmfunds.com or by calling 1-877-477-7373.  There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A and Class C shares held less than one year.  The CDSC on Class C shares has been eliminated effective October 30, 2009.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

(2) Since inception return assumes an inception date of July 2, 2007.  The MSCI World Index is a capitalization-weighted index that monitors the performance of stocks from around the world.  The S&P Listed Private Equity Index by Standard & Poor’s Corp. is comprised of 25 leading listed private equity companies that meet size, liquidity, exposure and activity requirements.  The Index is designed to provide tradable exposure to the leading publicly-listed companies in the private equity space.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  The Listed Private Equity Plus Fund may or may not purchase the types of securities represented by the MSCI World Index or S&P Listed Private Equity Index.

CATALYST FUNDS	ANNUAL REPORT
June 30, 2010 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE LISTED PRIVATE EQUITY PLUS FUND CLASS A AND THE S&P LISTED PRIVATE EQUITY INDEX

Average Annual Total Returns

			Commencement of Operations (1)
		One Year	through June 30, 2010
Class A	Without sales charge	3.16%	(27.34)%
	With sales charge	(2.77)%	(28.77)%
Class C		2.68%	(28.01)%
S&P Listed Private Equity Index (2)		21.74%	(22.54)%

(1)	The Listed Private Equity Plus Fund Class A and Class C shares commenced operations on July 2, 2007 and July 5, 2007, respectively.
(2)	Commencement of Operations return assumes a commencement date of July 2, 2007.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data to the most recent month-end can found on our website at www.vrmfunds.com or by calling 1-877-477-7373.

The above graph depicts the performance of the Listed Private Equity Plus Fund versus the S&P Listed Private Equity Index.  The S&P Listed Private Equity Index by Standard and Poor’s Corp. is comprised of 25 leading listed private equity companies that meet size, liquidity, exposure and activity requirements and is designed to provide tradable exposure to the leading publicly listed companies in the private equity space.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P Listed Private Equity Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Listed Private Equity Plus Fund, which will not invest in certain securities comprising this index.

CATALYST FUNDS	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 1/1/10 through 6/30/10.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 1/1/10 through 6/30/10

Actual Fund Return (in parentheses)	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A (-14.72%)	$1,000.00	$852.80	$10.38
Listed Private Equity Plus Fund Class C (-14.99%)	1,000.00	850.10	13.81

Hypothetical 5% Fund Return	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period*
Listed Private Equity Plus Fund Class A	$1,000.00	$1,013.60	$11.28
Listed Private Equity Plus Fund Class C	1,000.00	1,009.90	15.00

*Expenses are equal to the Fund’s annualized expense ratios of 2.26% and 3.01% for the Listed Private Equity Plus Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Please see Notes to Financial Statements (Note 4) section of this report for disclosure regarding the expense limitation agreement.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-477-7373.  Please read it carefully before you invest or send money.

CATALYST FUNDS	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus supplement dated October 31, 2009 were as follows:
Listed Private Equity Plus Fund Class A, gross of fee waivers or expense reimbursements	9.75%
Listed Private Equity Plus Fund Class A, after waiver and reimbursement	2.26%
Listed Private Equity Plus Fund Class C, gross of fee waivers or expense reimbursements	10.48%
Listed Private Equity Plus Fund Class C, after waiver and reimbursement	3.01%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.24% for Class A shares and 2.99% for Class C shares through October 31, 2010.  Total Gross Operating Expenses during the period ended June 30, 2010 for Class A shares and Class C shares were 2.99% and 3.74%, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the year ended June 30, 2010.

LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2010	ANNUAL REPORT

	Shares	Value
COMMON STOCK (100.03%)

CANADA - (2.49%)
Brookfield Asset Management, Inc.	13,800	$312,156

FINLAND - (0.72%)
CapMan OYJ - PFIC	52,500	90,525

FRANCE - (1.80%)
Altamir Amboise - PFIC *	33,200	225,738

GREAT BRITAIN - (4.15%)
Candover Investments Plc. *	22,925	249,494
Electra Private Equity Plc. - PFIC *	11,875	213,945
Intermediate Capital Group Plc. - PFIC	15,325	57,235
		520,674

GUERNSEY - (8.07%)
AP Alternative Assets, LP	42,400	264,364
KKR & Co. (Guernsey), LP	79,050	747,813
		1,012,177

ISRAEL - (5.55%)
IDB Holding Corp Ltd.	4,575	104,984
Israel Corp. Ltd. *	950	591,367
		696,351

JAPAN - (2.06%)
JAFCO Co. Ltd. - PFIC	11,500	258,519

SWEDEN - (9.18%)
Hakon Invest AB	17,350	234,992
Investor AB - B Shares - PFIC	31,900	519,617
Ratos AB	15,765	397,729
		1,152,338

SWITZERLAND - (3.27%)
Partners Group Holding AG	3,395	410,752

UNITED STATES - (62.74%)
American Capital Ltd.	109,500	527,790
Apollo Investment Corp.	57,675	538,108
Ares Capital Corp.	35,250	441,682
BlackRock Kelso Capital Corp.	27,000	266,490
Blackstone Group, LP	75,650	723,214
Evercore Partners, Inc.	22,750	531,213
Fifth Street Finance Corp.	61,800	681,654
Fortress Investment Group LLC *	188,200	540,134

LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2010	ANNUAL REPORT

COMMON STOCK (100.03%) (continued)	Shares	Value

UNITED STATES - (62.74%) (continued)
Internet Capital Group, Inc. *	38,800	$294,880
KKR Financial Holdings LLC	42,300	315,558
Leucadia National Corp. *	15,550	303,380
PennantPark Investment Corp.	34,850	332,818
PICO Holdings, Inc. *	6,600	197,802
Prospect Capital Corp.	36,900	356,085
Safeguard Scientifics, Inc. *	47,025	496,584
Solar Capital Ltd.	16,150	311,049
SVB Financial Group *	24,610	1,014,670
		7,873,111

TOTAL COMMON STOCK (Cost $14,099,465)		12,552,341

TOTAL INVESTMENTS (Cost $14,099,465) - 100.03%		$12,552,341

LIABILITIES IN EXCESS OF OTHER ASSETS , NET - (0.03%)		(4,381)

NET ASSETS - 100%		$12,547,960

* Non-income producing security.
PFIC Passive Foreign Investment Company.

The industry breakdown of the Fund's common stock as of June 30, 2010 as a percentage of total net assets is as follows:

Industry Category	Percentage

Banks	8.08%
Closed-end Funds	5.80%
Diversified Financial Services	23.99%
Food	1.87%
Holding Companies - Diversified	2.42%
Internet	6.31%
Investment Companies	43.63%
Real Estate	2.49%
Venture Capital	3.86%
Water	1.58%
Total Common Stock	100.03%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2010

Listed Private Equity Plus Fund
Assets:
Investments, at value (cost: $14,099,465)	$12,552,341
Receivables:
Investments sold	678,861
Dividends	54,659
Interest	105
Fund shares purchased	18,500
Prepaid expenses	17,838
Total assets	13,322,304

Liabilities:
Payables:
Investments purchased	308,192
Fund shares redeemed	90,419
Distribution and/or Shareholder Service (12b-1) fees	8,833
Due to Manager	6,007
Due to Administrator	6,184
Due to Custodian	341,059
Other liabilities and accrued expenses	13,650
Total liabilities	774,344
Net Assets	$12,547,960

Net Assets consist of:
Paid-in capital	$14,763,122
Undistributed net investment income	166,776
Accumulated net realized loss on investments and foreign currency transactions	(833,593)
Net unrealized depreciation on investments and foreign
currency translations	(1,548,345)

Total Net Assets (Unlimited shares of no par value beneficial interest authorized)	$12,547,960

Class A shares:
Net Assets applicable to 3,142,399 shares outstanding	$11,478,368
Net Asset Value per share	$3.65

Minimum redemption price per share Class A (1)	$3.54

Maximum offering price per share Class A (2)	$3.87

Class C shares:
Net Assets applicable to 294,349 shares outstanding	$1,069,592
Net Asset Value and offering price per share	$3.63

Minimum redemption price per share Class C (3)	$3.52

(1)
The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  Additionally, investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(2)	A maximum sales charge of 5.75% is imposed on Class A shares.
(3)
The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  Additionally certain Class C shares are subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions), although the CDSC for Class C was eliminated effective October 30, 2009.  Shares purchased on or after October 30, 2009 are not subject to a CDSC.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENT OF OPERATIONS

Listed Private Equity Plus Fund

For the Year Ended
June 30, 2010

Investment income:
Dividends (net of $24,822 foreign tax withheld)	$269,104
Interest	1,148
Total investment income	270,252

Expenses:
Management fees	122,212
Distribution and/or Shareholder Service (12b-1) fees - Class A	22,276
Distribution and/or Shareholder Service (12b-1) fees - Class C	8,667
Accounting and transfer agent fees and expenses	38,978
Custody fees	35,726
Registration fees	23,932
Compliance officer compensation	15,000
Audit fees	13,000
Legal fees	6,456
Miscellaneous	3,973
Pricing fees	3,564
Trustees' fees	1,963
Interest expense	1,433
Insurance fees	1,381
Total expenses	298,561
Less: fees waived and expenses absorbed	(71,624)
Net expenses	226,937

Net investment income	43,315

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments and foreign currency transactions	140,675
Net realized loss on trading errors and increase from payments by
affiliates to reimburse net losses realized on trading errors (Note 9)	-
Net change in unrealized depreciation on investments and
foreign currency translations	(1,602,838)
(1,462,163)

Net decrease in net assets resulting from operations	$(1,418,848)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	Listed Private Equity Plus Fund

	For the Year Ended	For the Year Ended
	June 30, 2010	June 30, 2009

Increase (Decrease) in Net Assets
Operations:
Net investment income	$43,315	$13,652
Net realized gain (loss) on investments and foreign currency transactions	140,675	(461,132)
Net change in unrealized appreciation (depreciation) on investments and
foreign currency translations	(1,602,838)	213,925
Net decrease in net assets resulting from operations	(1,418,848)	(233,555)

Distributions to shareholders from:
Net investment income - Class A	(304,561)	(5,728)
Net investment income - Class C	(31,611)	(148)
Total distributions	(336,172)	(5,876)

Increase in net assets from capital share
transactions (Note 2)	10,401,799	3,265,566

Total increase in net assets	8,646,779	3,026,135

Net Assets:
Beginning of year	3,901,181	875,046
End of year	$12,547,960	$3,901,181

Accumulated undistributed net investment income	$166,776	$14,000

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Listed Private Equity Plus Fund

	Class A

	For the Year		For the Year		For the Period
	Ended		Ended		Ended
	June 30, 2010		June 30, 2009		June 30, 2008 *

Net Asset Value, Beginning of Period	$3.66		$6.85		$10.00

Investment Operations:
Net investment income (a)	0.02		0.06		0.10
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	0.12		(3.21)		(3.24)
Total from investment operations	0.14		(3.15)		(3.14)

Distributions from:
Net investment income	(0.15)		(0.04)		(0.01)
Total from distributions	(0.15)		(0.04)		(0.01)

Paid in capital from redemption fees	-	(b)	-	(b)	-

Net Asset Value, End of Period	$3.65		$3.66		$6.85

Total Return (c)	3.16%	(d)	(45.77)%		(31.39)%	(e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$11,478		$3,792		$746

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.99%	(f)	9.73%		13.75%	(g)
After fees waived and expenses absorbed	2.25%	(f)	1.99%		1.99%	(g)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.25)%	(f)	(6.04)%		(10.55)%	(g)
After fees waived and expenses absorbed	0.49%	(f)	1.70%		1.21%	(g)

Portfolio turnover rate	194.79%		101.45%		36.43%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Redemption fees resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d)
For the year ended June 30, 2010, Class A shares' total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading errors.  This item had no effect on total return.

(e)	Aggregate total return, not annualized.
(f)	The ratios include 0.01% for the year ended June 30, 2010 attributed to interest expense.
(g)	Annualized.
*	The Listed Private Equity Plus Fund Class A shares commenced operations on July 2, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Listed Private Equity Plus Fund

	Class C

	For the Year		For the Year		For the Period
	Ended		Ended		Ended
	June 30, 2010		June 30, 2009		June 30, 2008 *

Net Asset Value, Beginning of Period	$3.65		$6.80		$10.06

Investment Operations:
Net investment income (loss)(a)	-	(b)	(0.05)		0.07
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	0.12		(3.09)		(3.32)
Total from investment operations	0.12		(3.14)		(3.25)

Distributions from:
Net investment income	(0.14)		(0.01)		(0.01)
Total from distributions	(0.14)		(0.01)		(0.01)

Paid in capital from redemption fees	-	(c)	-	(c)	-

Net Asset Value, End of Period	$3.63		$3.65		$6.80

Total Return (d)	2.68%	(e)	(46.13)%		(32.32)%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,070		109		$129

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.74%	(g)	10.46%		14.52%	(h)
After fees waived and expenses absorbed	3.00%	(g)	2.74%		2.74%	(h)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.72)%	(g)	(8.93)%		(10.83)%	(h)
After fees waived and expenses absorbed	0.02%	(g)	(1.21)%		0.95%	(h)

Portfolio turnover rate	194.79%		101.45%		36.43%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Net investment income resulted in less that $0.01 per share.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(e)
For the year ended June 30, 2010, Class C shares' total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading errors.  This item had no effect on total return.

(f)	Aggregate total return, not annualized.
(g)	The ratios include 0.01% for the year ended June 30, 2010 attributed to interest expense.
(h)	Annualized.
*	The Listed Private Equity Plus Fund Class C shares commenced operations on July 5, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The Listed Private Equity Plus Fund (the "Fund") is one of fourteen series of the Trust.  The Fund is registered as a non-diversified series of the Trust.  The Fund has two classes of shares authorized, Class A, which commenced operations on July 2, 2007 and Class C, which commenced operations on July 5, 2007.  Each class differs as to sales and redemption charges, and ongoing fees.  The Fund’s investment objective is to achieve long-term capital appreciation.  The investment advisor to the Fund is Vista Research and Management, LLC (the "Manager").

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)         Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$12,552,341	$-	$12,552,341
Short-Term Investments	-	-	-
Total	$12,552,341	$-	$12,552,341

(a) As of and during the year ended June 30, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(b) All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major geographic classification, please refer to the Schedule of Investments.

During the year ended June 30, 2010, no securities were fair valued.

b)         Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.  Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)         Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

As of and during the year ended June 30, 2010, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the year ended June 30, 2010, the Fund did not incur any interest or penalties.  Management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax period/years ended June 30, 2008, June 30, 2009 and June 30, 2010) and has concluded that no provision for income tax is required in these financial statements.  The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service.  No examination of the Fund’s tax filings is presently in progress.

d)         Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

e)         Other - Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)         Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)         Redemption Fees and Sales Charges (Loads) - The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A $15 fee may be charged for redemptions made by wire.  A maximum sales charge of 5.75% is imposed on Class A shares.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase.  The respective shareholders pay such CDSC charges, which are not an expense of the Fund.  For the year ended June 30, 2010, there were redemption fees of $1,102 paid to the Fund and CDSC fees of $736 paid to the Manager.  The CDSC on Class C shares has been eliminated effective October 30, 2009.

h)         Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i)          Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(2)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of beneficial interest for the fiscal year ended June 30, 2010 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	3,367,340	$14,679,649	281,317	$1,242,200
Reinvested	63,416	270,787	6,085	25,925
Redeemed (1)	(1,323,960)	(5,712,227)	(22,975)	(104,535)
Net Increase	2,106,796	$9,238,209	264,427	$1,163,590

(1) The redeemed amounts are net of redemption fees imposed by the Fund of $1,034 and $68 for Class A and Class C shares, respectively.

Transactions in shares of beneficial interest for the fiscal year ended June 30, 2009 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	1,017,255	$3,537,968	24,270	$87,248
Reinvested	1,488	4,374	47	140
Redeemed	(92,001)	(317,805)	(13,436)	(46,359)
Net Increase	926,742	$3,224,537	10,881	$41,029

(3)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$28,854,214	$18,505,728

There were no government securities purchased or sold during the year.

(4)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund.  The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement.  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the year ended June 30, 2010, the Fund incurred $122,212 of management fees, before the waiver and reimbursement described below, with $6,007 remaining payable to the Manager at June 30, 2010.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 2.24% for Class A and 2.99% for Class C of the Listed Private Equity Plus Fund's average daily net assets through October 31, 2010.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the year ended June 30, 2010, the Manager waived management fees of $70,293 and reimbursed $1,331 of Fund expenses.

As of June 30, 2010, the Manager, subject to the terms of the Expense Limitation Agreement, may recapture the following waived and/or reimbursed amounts no later than the dates as follows:

June 30, 2011	June 30, 2012	June 30, 2013
$ 68,069	$ 72,361	$ 71,624

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(4)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  Prior to January 1, 2010, for Matrix’s services, the Fund paid the greater of $4,500 per year or an annualized fee equal to 0.15% of average net assets up to $60 million with lower fees at higher asset levels, such fee was computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.  For the six month period ended December 31, 2009, the Fund incurred $10,870 for such services including out-of-pocket expenses.  Per a new Services Agreement effective January 1, 2010, the Fund pays Matrix a base fee of $20,000 per year, a fee equal to 0.25% of average net assets up to $50 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.  For the six month period from January 1, 2010 through June 30, 2010, the Fund incurred $28,108 for such services including out-of-pocket expenses, with $5,184 remaining payable at June 30, 2010.

Pursuant to the Services Agreement prior to January 1, 2010, Matrix provided chief compliance officer services to the Fund.  For these services Matrix received a base fee of $18,000 per year.  For the six month period ended December 31, 2009, Matrix earned $9,075 of compliance fees.  Per a new Services Agreement effective January 1, 2010, Matrix receives a base fee of $12,000 per year for compliance officer services.  For the six month period from January 1, 2010 through June 30, 2010, Matrix earned $5,925 of compliance fees, with $1,000 remaining payable at June 30, 2010.

LPL Financial Corp. ("LPL") acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments.  For those services, LPL received $385,594 of brokerage commissions from the Fund for the year ended June 30, 2010.  Certain officers and/or employees of the Manager have an affiliation with LPL.

Matrix also acts as Distributor of the Fund’s shares.  Pursuant to the agreement with Matrix, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  For the year ended June 30, 2010, Matrix received no commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses incurred.  For the year ended June 30, 2010, the Fund incurred $22,276 and $8,667 of 12b-1 fees attributable to Class A and Class C shares, respectively.

(5)	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments, excluding depreciation on assets and liabilities denominated in foreign currency, at June 30, 2010 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$14,256,767	$207,076	$(1,911,502)	$(1,704,426)

The difference between book basis and tax-basis net unrealized depreciation at June 30, 2010 is attributable primarily to the tax deferral of losses on wash sales, differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation on investments in Passive Foreign Investment Companies ("PFIC’s").

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Depreciation	$(1,705,647)
Undistributed Ordinary Income	177,997
Capital Loss Carryforward	(465,720)
Deferred Post-October Losses	(221,792)
Distributable Earnings, Net	$(2,215,162)

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010	ANNUAL REPORT

(5)	TAX MATTERS (continued)

As of June 30, 2010, the Fund had a capital loss carryforwards of $465,720 available for federal income tax purposes of which $23,354 expires as of June 30, 2016, $173,634 expires as of June 30, 2017 and $268,732 expires as of June 30, 2018.  The capital loss carryforward for tax purposes differs from accumulated realized losses due to the tax deferral of post-October losses and wash sale losses.  The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales, differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation on investments in PFIC’s.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following year. The Fund has elected to defer and has utilized net capital losses as indicated in the chart below.

Post-October Losses
Deferred	Utilized
$ 221,792	$ 307,960

In accordance with accounting pronouncements, the Fund has recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income on a tax basis which is considered to be more informative to shareholders.  These reclassifications are due to differences in the character of realized gains from investments in PFIC’s, and net foreign currency gains for tax purposes.  As of June 30, 2010, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Net Investment Income	Accumulated Net Realized Loss
$ 445,633	$ (445,633)

(6)	DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid by the Fund were as follows:

Distributions paid from:	For the year ended June 30, 2010	For the year ended June 30, 2009
Ordinary Income	$ 336,172	$ 5,876

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2010, LPL Financial Corp. held 66.55% and 49.22% of the voting securities of the Fund’s Class A and Class C shares, respectively, for the sole benefit of its customers and may be deemed to control the Fund.  As of June 30, 2010, Stifel, Nicolaus & Co. held 30.78% of the voting securities of the Fund’s Class C shares for the sole benefit of its customers and may be deemed to control the Fund.

(8)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(9)	PAYMENTS BY AFFILIATES AND NET GAINS (LOSSES) REALIZED ON TRADING ERROR

As a result of trade errors by the Manager, the Fund experienced an aggregate loss of $1,855, which was reimbursed by the Manager, resulting in a net loss to the Fund of $0.

(10)	RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
the Catalyst Funds and the Shareholders
of the Listed Private Equity Plus Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Listed Private Equity Plus Fund, a series of shares of beneficial interest of the Catalyst Funds, as of June 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from July 2, 2007 (commencement of operations) to June 30, 2008.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Listed Private Equity Plus Fund, as of June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and for period from July 2, 2007 (commencement of operations) to June 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 30, 2010

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the year ended June 30, 2010, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Listed Private Equity Plus Fund Class A	$ 0.147054
Listed Private Equity Plus Fund Class C	0.138442

Please note that, for the taxable year ended June 30, 2010, the percentage of ordinary income distributions paid by the Fund which consist of qualified dividend income for individuals is as follows:

	Distribution Period	Percentage
Listed Private Equity Plus Fund	December, 2009	18.69%

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

Board Deliberations Regarding Renewal of Listed Private Equity Plus Fund Advisory Agreement (Unaudited)

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously renewed the Advisory Agreement between the Trust, on behalf of the Listed Private Equity Plus Fund (the “Fund”), and Vista Research and Management, LLC (the “Advisor”) at a meeting of the Board of Trustees held on February 24, 2010.

In connection with their deliberations regarding renewal of the Advisory Agreement, the Trustees reviewed a report prepared by the Advisor setting forth, and the Advisor’s responses to a series of questions regarding, among other things, the investment performance of the Fund since inception, the Advisor’s services to the Fund, comparative fee and expense information and the Advisor’s profitability from managing the Fund.  The Trustees noted that the Advisor receives the benefit of 12b-1 fees and soft dollar payments, and that the Advisor has paid amounts, out of its legitimate profits, a fee for providing marketing and administrative support to the Fund.

As to the nature, extent and quality of the services to be provided by the Advisor to the Fund, the Trustees reviewed the Advisor’s Form ADV, Parts I and II, which provided an overview of the services provided by the Advisor, as well as information on the corporate structure, officers, owners and compliance record of the Advisor.  The Board considered that, under the terms of the Advisory Agreement, the Advisor, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to provide to the Fund such investment advice as the Advisor in its discretion deems advisable and furnishes or arranges to furnish a continuous investment program for the Fund consistent with its investment objective and policies.  The Advisor also furnishes any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Advisor deems to be desirable.  The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust.

The Trustees considered the scope of the services provided by the Advisor and noted that the Advisor is responsible for maintaining and monitoring its compliance program and the compliance program for the Fund.  The Trustees considered the investment experience of the portfolio manager, as well as the quality of the administrative services provided by the Advisor.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services provided to the Fund under the Advisory Agreement.

As to the Fund’s performance on a comparative basis, the Trustees noted that they had considered the Fund’s performance during the Report of the Investment Adviser presented by the Advisor earlier in the meeting.  They recalled that while the Fund’s performance for the one-month, three-month and since inception periods lagged the Global Listed Private Equity Index and the MSCI World Index, the Fund’s returns for the twelve-month period for both classes of shares outperformed the MSCI World Index, but still underperformed the Global Listed Private Equity Index.  Following discussion regarding market conditions and their impact on the Fund, the Trustees concluded that the Fund’s performance was acceptable compared to its benchmark.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s analysis of its profitability and its financial condition, including a balance sheet, and noted that the Advisor is participating in expense cap arrangements.  The Trustees also noted that the Fund is the Advisor’s only client, that the firm did not have any revenue and that the principals of the Advisor were paying the firm’s bills personally.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and compared that fee to the management fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group.  The information provided by the Advisor reflected that the Fund’s contractual management fee of 1.25% was above the average management fee for the peer group, but still reasonable, and that the Fund’s total expense ratio was also above average, but not unreasonable.  The Board noted that the Fund is a very specialized, actively managed Fund, which could be expected to have higher expenses.  The Board also noted that the Advisor has agreements with three wholesalers.  The Trustees discussed the fact that the wholesalers must be paid from the adviser’s legitimate profits from managing the Fund and that such expenses should not be considered in the determination of the reasonableness of the Fund’s management fees.  Following discussion, the Trustees concluded that the Fund’s management fees were acceptable in light of the quality of services the Fund receives from the Advisor and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Advisory Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets; however, the Trustees recognized that the Fund had not yet reached an asset level where the Advisor could realize significant economies of scale.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Advisory Agreement was in the best interests of the Trust and the Fund’s shareholders, and unanimously voted to renew the Advisory Agreement.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-477-7373.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Independent Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	14	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	14	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	14
ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006	14	None

Christopher Anci 420 Lexington Avenue Suite 601 New York, NY 10170 Year of Birth: 1968	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund and Catalyst/Groesbeck Growth of Income Fund..

TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007	Senior V.P. of Matrix Capital Group, Inc. since 2005.	N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $750 per Board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2010.

Name of Trustee1	Aggregate Compensation From the Listed Private Equity Plus Fund2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Listed Private Equity Plus Fund Paid to Trustees2
Independent Trustees
Tobais Caldwell	$435	Not Applicable	Not Applicable	$435
Tiberiu Weisz	$342	Not Applicable	Not Applicable	$342
Bert Pariser	$342	Not Applicable	Not Applicable	$342
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the fourteen portfolios of the Trust.

2 Figures are for the fiscal year ended June 30, 2010.

Catalyst Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

MANAGER
Vista Research and Management, LLC
142 Hardscrabble Lake Drive
Chappaqua, NY  10514

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA  19103

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, OH  45202-4089

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH  43219

ANNUAL REPORT

SMH Representation Trust

June 30, 2010

Catalyst Funds
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

Letter to SMH Representation Trust Shareholders

Period since inception from May 24, 2010 through June 30, 2010

Dear Shareholders,

The Fund performed relatively well for the short period that it was open in the fiscal year ended June 30, 2010.  The Fund seeks to provide a high level of current income with capital appreciation as a secondary objective.

The High Yield Market

During this time, the high yield market walked the line between investor fears of a slowing economy and their desire to capture the relatively attractive yields still available in high yield versus many asset categories.  Concerns about Europe and other developing markets in addition to yield seekers tended to move fund flows into U.S. high yield, as some consider the U.S. better positioned for recovery.

Performance

Your Fund’s NAV increased from an initial $10.00 on May 24, 2010 to a close of $10.03 on June 30, 2010, after the reduction in NAV for the June dividend of over $0.08 per share.   For the period May 24, 2010 through June 30, 2010, The SMH Representation Trust was up +1.14%1 versus +1.47%2 for the Merrill Lynch US Cash Pay High Yield.  The underperformance for the approximate 5 week period is difficult to analyze given the brief period.

Securities Review

The Fund’s objective is not to parallel an index and thus the Fund holds a more focused portfolio and of a varying make up (in terms of sectors, duration, ratings, etc.).  As of June 30, 2010, the portfolio had 35 holdings.

While in existence a very short period, we will mention a few best and worst performers.  (Significance is dollar weighted - a combination of return and weighting):

Best Performers
•
GMAC – These bonds are a longer maturity than we usually carry but we own them looking for a ratings upgrade to investment grade and potential capital gains.  A fall in treasury yields plus improving financials boosted GMAC to our biggest contributor.

•	Affymetrix – These bonds are being ‘put’ and held toward put price.
•	International Lease Finance – The AIG unit is beginning to trade more on its own merit. This along with stronger financials for the unit has helped the bonds increase in value.

Worst Performers
•
Energy Conversion Devices – This convertible of the solar panel producer was down over 9%, somewhat a result of the stock declining and somewhat a result of lower company quarterly numbers due to a refocusing of the company to a more industrial business from residential.

•
William Lyon Homes – While only down about 2.6%, this is a large holding for the Fund and thus significant.  Sentiment and news on home sales was bearish and pulled the bonds lower in price.  We feel they will repay these in the less-than-3-year time frame to maturity.

Final Comments

The SMHC Capital Advisors team has managed funds through 3 bear markets since 1989.  Our basic belief is that we want to own companies with quality assets and manageable debt has not changed.  We also believe that by using only our “best picks” of 30-50 positions we can add value over an index fund or ETF throughout a business cycle.

1 Please see the Total Return Table for additional performance information for the Fund.  The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month end can be obtained by calling 1-866-447-4228.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2 The Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.  As with any fund, save an index fund, that commonly compares its performance to the Merrill Lynch US Cash Pay High Yield Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the SMH Representation Trust, which will not invest in certain securities comprising this index.

SMH REPRESENTATION TRUST June 30, 2010 (Unaudited)	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE SMH REPRESENTATION TRUST AND THE MERRILL LYNCH US CASH PAY HIGH YIELD INDEX

 Average Annual Total Returns

Commencement of Operations (1)
through June 30, 2010 (2)
SMH Representation Trust	1.14%
Merrill Lynch US Cash Pay High Yield Index	1.47%

(1)	SMH Representation Trust commenced operations on May 24, 2010.
(2)	Aggregate total returns, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-866-447-4228.

The above graph depicts the performance of the SMH Representation Trust versus the Merrill Lynch US Cash Pay High Yield Index.  The Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Merrill Lynch US Cash Pay High Yield Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the SMH Representation Trust, which will not invest in certain securities comprising this index.

SMH REPRESENTATION TRUST June 30, 2010 (Unaudited)	ANNUAL REPORT

Information About Your Fund’s Expenses – SMH Representation Trust (the “Fund”)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fees imposed by the Fund for certain redemptions by wire; and (2) ongoing costs, including management fees and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual table below illustrates an example investment of $1,000 at inception date (05/24/10) and held for the entire period of 05/24/10 through 06/30/10.  The “hypothetical” table assumes an investment made on 01/01/10 and held for the entire period of 01/01/10 through 06/30/10.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 05/24/10).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 05/24/10 through 06/30/10.

Actual Fund Return (in parentheses)	Beginning Account Value 05/24/10	Ending Account Value 06/30/10	Expenses Paid During Period*
SMH Representation Trust (+1.14%)	$1,000.00	$1,011.40	$0.00

*Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 37/365 to reflect the period from 05/24/10 to 06/30/10.

Hypothetical 5% Fund Return	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expenses Paid During Period**
SMH Representation Trust	$1,000.00	$1,024.80	$0.00

**Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228.  Please read it carefully before you invest or send money.

SMH REPRESENTATION TRUST June 30, 2010 (Unaudited)	ANNUAL REPORT

Total Fund operating expense ratios as stated in the current Fund prospectus dated February 22, 2010 were as follows:
SMH Representation Trust, gross of fee waivers or expense reimbursements	1.11%
SMH Representation Trust, after waiver and reimbursement	0.01%

The Advisor has contractually agreed to waive all fees and/or reimburse all ordinary expenses of the Fund (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) through October 31, 2013 and intends to continue to waive fees and reimburse expenses as long as the Fund is used exclusively for “wrap account” programs.  The expense limitation agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.  Total Gross Operating Expenses (Annualized) during the period since inception from May 24, 2010 through June 30, 2010 were 1.50% for the Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period since inception from May 24, 2010 through June 30, 2010.

SMH REPRESENTATION TRUST
SCHEDULE OF INVESTMENTS

June 30, 2010

COMMON STOCK - (0.56%)	Shares	Value

Diversified Financial Services - (0.56%)
CIT Group, Inc. *	10,450	$353,837
TOTAL COMMON STOCK (Cost $384,560)		353,837

CONVERTIBLE CORPORATE BONDS - (19.53%)	Principal	Value

Commercial Services - (1.75%)
Live Nation, Inc., 2.875%, 07/15/2027	$1,334,000	1,108,888

Electrical Components & Equipment - (9.50%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	5,588,000	3,101,340
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	3,405,000	2,928,300
		6,029,640
Healthcare - Products & Services - (4.50%)
Affymetrix, Inc., 3.50%, 01/15/2038	3,064,000	2,861,010

Oil & Gas Services- (0.82%)
Global Industries Ltd., 2.75%, 08/01/2027	878,000	524,605

Telecommunications - (2.96%)
ADC Telecommunications, Inc., 3.50%, 07/15/2015	2,307,000	1,880,205
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $12,581,220)		12,404,348

CORPORATE BONDS - (77.19%)

Banks - (6.40%)
CIT Group, Inc., 7.00%, 05/01/2017	1,237,102	1,113,392
GMAC, Inc., 8.00%, 11/01/2031	3,211,000	2,950,636
		4,064,028
Commercial Services - (0.38%)
H&E Equipment Services, Inc., 8.375%, 07/15/2016	254,000	238,760

Diversified Financial Services - (14.73%)
Capmark Financial Group, Inc., 5.875%, 5/10/2012 **	10,486,000	3,386,328
Ford Motor Credit Co. LLC, 8.125%, 01/15/2020	2,953,000	3,014,103
International Lease Finance Corp., 5.625%, 09/20/2013	3,272,000	2,952,980
		9,353,411
Electronics - (0.49%)
Stoneridge, Inc., 11.50%, 05/01/2012	307,000	307,767

Home Builders - (7.94%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	1,476,000	1,476,000
Standard Pacific Corp., 6.25%, 04/01/2014	96,000	89,040
William Lyon Homes, Inc., 10.75%, 04/01/2013	3,498,000	2,973,300
William Lyon Homes, Inc., 7.50%, 02/15/2014	703,000	506,160
		5,044,500
Leisure Time - (0.88%)
Royal Caribbean Cruises Ltd., 7.00%, 06/15/2013	564,000	561,180

Lodging - (9.78%)
Harrah's Operating Co., Inc., 11.25%, 06/01/2017	3,190,000	3,357,475
MGM Mirage, 7.625%, 01/15/2017	2,754,000	2,155,005
MGM Mirage, 6.625%, 07/15/2015	875,000	689,062
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 **	5,663,000	7,079
		6,208,621

The accompanying notes are an integral part of these financial statments.

CORPORATE BONDS - (77.19%) (continued)	Principal	Value

Miscellaneous Manufacturing - (3.75%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	$2,455,000	$2,381,350
Propex, Inc., 10.00%, 12/01/2012 **	1,657,000	1,657
		2,383,007
Oil & Gas - (8.51%)
Brigham Exploration Co., 9.625%, 05/01/2014	1,726,000	1,734,630
Callon Petroleum Co., 13.00%, 09/15/2016	912,000	720,480
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	3,015,000	2,947,163
		5,402,273
Oil & Gas Services- (2.56%)
Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	1,760,000	1,623,600

Retail - (0.03%)
Pep Boys - Manny, Moe & Jack, 7.50%, 12/15/2014	19,000	18,288

Telecommunications - (18.76%)
Cricket Communications, Inc., 9.375%, 11/01/2014	2,893,000	2,936,395
Level 3 Financing, Inc., 9.25%, 11/01/2014	3,153,000	2,861,347
MetroPCS Wireless, Inc., 9.25%, 11/01/2014	2,814,000	2,898,420
Sprint Capital Corp., 8.75%, 03/15/2032	3,368,000	3,216,440
		11,912,602
Transportation - (2.98%)
PHI, Inc., 7.125%, 04/15/2013	2,016,000	1,895,040
TOTAL CORPORATE BONDS (Cost $48,590,390)		49,013,077

SHORT-TERM INVESTMENTS - (1.06%)	Shares	Value

Fidelity Institutional Money Market Fund Class I, 0.29% ***	675,264	675,264
TOTAL SHORT-TERM INVESTMENTS - (Cost $675,264)		675,264

TOTAL INVESTMENTS (Cost $62,231,434) - 98.34%		$62,446,526

OTHER ASSETS LESS LIABILITIES, NET - 1.66%		1,051,127

NET ASSETS - 100.00%		$63,497,653

*	Non-income producing security.
**	Represents issuer in default on interest payment; non-income producing debt security.
***	Rate shown represents the rate at June 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statments.

SMH REPRESENTATION TRUST	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2010

Assets:
Investments in securities, at value	$62,446,526
Receivables:
Interest	1,206,435
Due from Advisor	46,370
Prepaid expenses	16,574
Total assets	63,715,905

Liabilities:
Payables:
Capital shares redeemed	198,237
Due to administrator	8,866
Other liabilities and accrued expenses	11,149
Total liabilities	218,252
Net Assets	$63,497,653

Net Assets consist of:
Paid-in capital	$63,276,811
Accumulated net realized gain on investments	5,750
Net unrealized appreciation on investments	215,092

Total Net Assets	$63,497,653

Investments in securities, at cost	$62,231,434

Net assets	$63,497,653
Shares of beneficial interest outstanding (1)	6,328,629
Net asset value, offering and redemption price per share	$10.03

(1)	Unlimited number of shares of beneficial interest authorized.

The accompanying notes are an integral part of these financial statments.

SMH REPRESENTATION TRUST	ANNUAL REPORT
STATEMENT OF OPERATIONS

For the
Period Ended
June 30, 2010 (1)

Investment income:
Interest	$525,652
Total investment income	525,652

Expenses:
Management fees	33,206
Registration fees	33,067
Accounting and transfer agent fees and expenses	10,578
Audit fees	9,500
Custody fees	1,486
Legal fees	789
Compliance officer compensation	718
Miscellaneous	537
Pricing fees	381
Trustees' fees	187
Total expenses	90,449
Less: fees waived and expenses absorbed (Note 4)	(90,449)
Net expenses	-

Net investment income	525,652

Realized and unrealized gain on investments:
Net realized gain on investments	5,750
Net unrealized appreciation on investments	215,092
Net realized and unrealized gain on investments	220,842

Net increase in net assets resulting from operations	$746,494

(1)	The SMH Representation Trust commenced operations on May 24, 2010.

The accompanying notes are an integral part of these financial statments.

SMH REPRESENTATION TRUST	ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2010 (1)

Increase in Net Assets
Operations:
Net investment income	$525,652
Net realized gain on investments	5,750
Net unrealized appreciation
on investments	215,092
Net increase in net assets resulting from operations	746,494

Distributions to shareholders from:
Net investment income	(525,652)

Increase in net assets from capital share
transactions (Note 2)	63,276,811

Total increase in net assets	63,497,653

Net Assets:
Beginning of period	-
End of period	$63,497,653
Undistributed net investment income	$-

(1)	The SMH Representation Trust commenced operations on May 24, 2010.

The accompanying notes are an integral part of these financial statments.

SMH REPRESENTATION TRUST	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

	For the
	Period Ended
	June 30, 2010 (1)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income	0.08
Net realized and unrealized gain on investments	0.03
Total from investment operations	0.11

Distributions from:
Net investment income	(0.08)
Total from distributions	(0.08)

Net Asset Value, End of Period	$10.03

Total Return (a)	1.14%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$63,498

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.50	%(b)
After fees waived and expenses absorbed	0.00	%(b)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	7.21	%(b)
After fees waived and expenses absorbed	8.71	%(b)

Portfolio turnover rate	6.66%

(1)	The SMH Representation Trust commenced operations on May 24, 2010.
(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	Annualized.

The accompanying notes are an integral part of these financial statments.

SMH REPRESENTATION TRUST NOTES TO FINANCIAL STATEMENTS June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of fourteen series.  These financial statements include the following series: SMH Representation Trust (the "Fund").  The Fund is registered as non-diversified.  The Fund’s investment advisor is SMH Capital Advisors, Inc. (the "Advisor" or "SMH").

The Fund commenced operations on May 24, 2010.  The Fund’s investment objective is to provide a high level of current income with capital appreciation as a secondary objective.

The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)         Investment Valuation —The net asset values per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SMH REPRESENTATION TRUST NOTES TO FINANCIAL STATEMENTS June 30, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2010:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$353,837	$-	$353,837
Convertible Corporate Bonds (c)	-	12,404,348	12,404,348
Corporate Bonds (c)	-	49,013,077	49,013,077
Short-Term Investments	-	675,264	675,264
Total	$353,837	$62,092,689	$62,446,526

(a) As of and during the period since inception from May 24, 2010 through June 30, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b) All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments.
(c) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities.  For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

During the period since inception from May 24, 2010 through June 30, 2010, no securities were fair valued.

b)         Federal Income Tax—The Fund intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

As of and during the period since inception from May 24, 2010 through June 30, 2010, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  As of June 30, 2010, the Fund did not incur any interest or penalties.  As required, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax period ended June 30, 2010) and has concluded that no provision for income tax is required in these financial statements.  The Fund’s tax return for the period ended June 30, 2010 when filed is open for examination by applicable taxing authorities.  No examination of the Fund’s tax return is presently in progress.

c)         Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

d)         Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

e)         Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)         Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

SMH REPRESENTATION TRUST NOTES TO FINANCIAL STATEMENTS June 30, 2010	ANNUAL REPORT

(2)	CAPITAL SHARE TRANSACTIONS

At June 30, 2010, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of beneficial interest for the Fund were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the period ended:
June 30, 2010 (1)

Shares	6,492,902	(216,681)	52,408	6,328,629
Value	$64,929,019	$(2,177,860)	$525,652	$63,276,811

(1) The Fund commenced operations on May 24, 2010.

(3)	INVESTMENT TRANSACTIONS

For the period since inception from May 24, 2010 through June 30, 2010, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$65,426,949	$4,011,950

There were no government securities purchased or sold during the period.

(4)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

SMH acts as investment manager to the Fund pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement").  Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund.  For its investment management services, the Fund pays to the Advisor, as of the last day of each month, an annualized fee equal to 0.55% of average net assets of the Fund, such fees to be computed daily based upon daily average net assets of the Fund.  For the period since inception from May 24, 2010 through June 30, 2010, management fees of $33,206 were incurred by the Fund, before the waiver and reimbursement described below.  As of June 30, 2010, there were no advisory fees payable to the Advisor.

The Advisor and the Fund have entered into Expense Limitation Agreement under which the Advisor has agreed to waive 100% of its investment advisory fee and reimburse the ordinary operating expenses of the Fund through October 31, 2013.  If the Advisor were to charge the Fund for its investment advisor services, the advisor would be paid a monthly management fee at the annual rate of 0.55% of the average daily net assets of the Fund.  However, the Fund is an integral part of one or more “wrap fee” programs sponsored by investment advisors or broker dealers that are not affiliated with the Advisor or the Fund.  Participants in these programs pay a “wrap” fee to the sponsor of the program, a portion of which is paid to the Advisor pursuant to one or more agreements between the Advisor and the program sponsors.  The Advisor pays expenses incurred by it in connection with acting as the advisor to the Fund, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Advisory Agreement).  The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement).  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the period since inception from May 24, 2010 through June 30, 2010, the Advisor waived advisory fees of $33,206 and reimbursed expenses of $57,243.  As of June 30, 2010, the Advisor owes the Fund $46,370 under the terms of this agreement and was subsequently collected by the Fund in accordance with standard payment policies.  The Advisor may recapture $90,449 no later than June 30, 2013, subject to the terms of the Expense Limitation Agreement.

The Trust has entered into Investment Company Services Agreements (the "Services Agreements") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreements, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Fund pays an annualized fee equal to 0.15% of average net assets up to $60 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.  For the period since inception from May 24, 2010 through June 30, 2010, service fees including out-of-pocket expenses of $10,578 were incurred for the Fund with $8,283 remaining payable at June 30, 2010.

SMH REPRESENTATION TRUST NOTES TO FINANCIAL STATEMENTS June 30, 2010	ANNUAL REPORT

(4)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

Pursuant to the Services Agreements, Matrix provides chief compliance officer services to the Fund.  For these services Matrix will receive a $7,000 per year base fee.  For the period since inception from May 24, 2010 through June 30, 2010, Matrix earned compliance fees of $718, with $583 remaining payable at June 30, 2010.

Matrix also acts as Distributor of the Fund’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.  For the period since inception from May 24, 2010 through June 30, 2010, Matrix received no commissions from the sale of shares.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund may pay to the Advisor a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Fund based on average daily net assets of the Fund. The Fund has adopted a 12b-1 Plan; however, the Plan has not been activated and the Fund has no present intention to activate the Plan.  The Advisor may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the period since inception from May 24, 2010 through June 30, 2010, the Fund did not incur 12b-1 expenses.

(5)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2010 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$62,231,434	$780,450	$(565,358)	$215,092

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Net	Undistributed	Undistributed			Total
Unrealized	Ordinary	Capital	Capital Loss	Other Timing	Distributable
Appreciation	Income	Gains	Carryforward	Differences	Earnings
$215,092	$12,015	$-	$-	$(6,265)	$220,842

The undistributed ordinary income and capital gains shown above differ from corresponding accumulated net investment income and accumulated net realized gain figures reported in the statement of assets and liabilities due to differing book/tax treatment of short-term capital gains and the accrual of income for tax purposes on contingent convertible bonds.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The Fund paid ordinary income distributions of $525,652 during the period since inception from May 24, 2010 through June 30, 2010.

(6)	RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

(7)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
the Catalyst Funds and the Shareholders
of the SMH Representation Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SMH Representation Trust, a series of shares of beneficial interest of the Catalyst Funds, as of June 30, 2010, and the related statements of operations and changes in net assets and the financial highlights for the period from May 24, 2010 (commencement of operations) to June 30, 2010.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SMH Representation Trust, as of June 30, 2010, the results of its operations, the changes in its net assets and its financial highlights for the period from May 24, 2010 (commencement of operations) to June 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 30, 2010

SMH REPRENTATION TRUST Additional Information (Unaudited)	ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the period since inception from May 24, 2010 through June 30, 2010, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
SMH Representation Trust	$0.083753

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

Board Deliberations Regarding Approval of SMH Representation Trust Advisory Agreement (Unaudited)

The Board of Trustees of Catalyst Funds (the “Trust”), including the Independent Trustees, unanimously approved the Advisory Agreement between the Trust, the SMH Representation Trust (the “Fund”), and SMH Capital Advisors, Inc. (the “Advisor”) at a meeting of the Board of Trustees held on November 12, 2009.

In connection with their deliberations regarding renewal of the Advisory Agreement, the Trustees reviewed a report prepared by the Advisor setting forth, and the Advisor’s responses to a series of questions regarding, among other things, the investment performance of the Fund since inception, the Advisor’s services to the Fund, comparative fee and expense information and the Advisor’s profitability from managing the Fund.

As to the Advisor’s business and qualifications of its personnel, the Trustees examined a copy of the Advisor’s registration statement on Form ADV and discussed their experience.  The Trustees noted that the Advisor is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees also noted that the Advisor does not have an affiliated broker-dealer through which Fund transactions could be executed.

The Board discussed the nature, quality and extent of the services provided by the Advisor.  As to the nature, extent and quality of the services to be provided by the Advisor to the Fund, the Trustees considered that the Advisor will, subject to the supervision of the Board, provide to the Fund such investment advice as the Advisor in its discretion deems advisable and will furnish or arrange to furnish a continuous investment program for the Fund consistent with its investment objective and policies.  The Trustees reviewed the history of the Advisor and the Advisor’s investment philosophy.  The Trustees then considered that the Advisor will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board may from time to time establish.  The Advisor will furnish any reports, evaluations, information or analysis to the Trust as the Trustees may request from time to time or as the Advisor deems to be desirable.

The Trustees recalled from the approval of the sub-advisory agreements of the other Funds managed by the Advisor that the Advisor has adopted compliance programs to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws.

The Trustees considered the scope of the services to be provided by the Advisor and noted that it would be responsible for maintaining and monitoring its compliance programs and the compliance program for the Fund.  The Trustees considered the investment experience of the Advisor, as well as the quality of the services they expect to be provided by the Advisor.  The Trustees considered the investment experience of the portfolio managers of the Advisor.  Following discussion, the Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the the Advisor Fund under the proposed Management Agreement.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor’s financial condition and noted that the Advisor would not reap a profit from the Fund, therefore a determination regarding the Advisor’s expected level of profitability from its relationships with the Fund was not relevant.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared those fees to management fees paid by funds in a relevant peer group.  The Trustees also compared the total expense ratios of the Fund with the expense ratios of the funds in the peer group.  The information showed that the Fund’s contractual management fee of 0.55% and the Fund’s total expense ratios were within the range for the peer group.  The Trustees also considered the Advisor’s agreement to waive all fees or reimburse all expenses so as to maintain the Fund’s total operating expenses at 0.00% of the Fund’s average daily net assets.  The Trustees noted that the wrap accounts that would invest in the Fund would pay to the Advisor an advisory fee of 0.50% and concluded that the Fund’s management fee was acceptable in light of the quality of services the Fund expects to receive from the Advisor and the level of fees paid by funds in the peer group, and that it was reasonable regardless of whether the Advisor continues to waive its fee.

As to economies of scale, the Trustees noted that the absence of breakpoints that reduce the fee rate on assets above specified levels was acceptable as the Advisor would not charge an advisory fee.

The Board noted that although the Advisor had never been censured or otherwise admonished by the SEC or FINRA, The Advisor had been the subject of an SEC audit in May of 2007 and that the SEC’s findings were detailed in a letter dated March 30, 2009 to which the firm provided a response dated June 30, 2009.  The Trustees further noted the Advisor’s belief that the SEC’s findings had been adequately addressed.

Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Advisory Agreement was in the best interests of the Trust and the Fund’s shareholders, and unanimously voted to renew the Advisory Agreement.

SMH REPRESENTATION TRUST	ANNUAL REPORT

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-329-4246.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During the Past 5 Years
Independent Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	14	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	14	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	14
ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 2003- 2006.	14	None

Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Year of Birth: 1968	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested Trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst High Income Fund, Catalyst Total Return Income Fund and Catalyst Groesbeck Growth of Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During the Past 5 Years
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007
Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 2001 to 2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 2001 to 2004;
				N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid an annual retainer of $2,500, $750 per quarterly board meeting attended and $100 per special board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2010.

Name of Trustee1	Aggregate Compensation From the SMH Representation Trust Fund2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the SMH Representation Trust Fund Paid to Trustees2
Independent Trustees
Tobais Caldwell	$ -	Not Applicable	Not Applicable	$ -
Tiberiu Weisz	$ -	Not Applicable	Not Applicable	$ -
Bert Pariser	$ -	Not Applicable	Not Applicable	$ -
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the fourteen portfolios of the Trust.

2 Figures are for the period from inception of May 24, 2010 through June 30, 2010.

Catalyst Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

ADVISOR
SMH Capital Advisors, Inc.
4800 Overton Plaza
Suite 300
Fort Worth, TX 76109

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA  19103

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, OH  45202-4089

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH  43219

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2010	2009
Catalyst Value Fund	10,000	10,000
Catalyst/SMH High Income Fund	11,500	11,500
Catalyst/SMH Total Return Income Fund	11,500	11,500
Listed Private Equity Plus Fund	11,000	11,000
Day Hagan Tactical Allocation Fund of ETFs	11,000	0
Catalyst/Groesbeck Growth of Income Fund	10,000	0
America First Quantitative Strategies Fund	11,000	13,500
America Fist Absolute Return Fund	11,000	0
SMH Representation Trust	7,000	0
Compass EMP Multi-Asset Balanced Fund	11,000	11,000
Compass EMP Multi-Asset Growth Fund	11,000	11,000
Compass EMP Alternative Asset Fund	11,000	0
Eventide Gilead Fund	10,000	10,000

(b)
Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2010	2009
Catalyst Value Fund	2,000	2,000
Catalyst/SMH High Income Fund	2,500	2,500

Catalyst/SMH Total Return Income Fund	2,500	2,500
Listed Private Equity Plus Fund	2,000	2,000
Day Hagan Tactical Allocation Fund of ETFs	2,000	0
Catalyst/Groesbeck Growth of Income Fund	2,000	0
America First Quantitative Strategies Fund	2,000	2,000
America Fist Absolute Return Fund	2,000	0
SMH Representation Trust	2,500	0
Compass EMP Multi-Asset Balanced Fund	2,000	2,000
Compass EMP Multi-Asset Growth Fund	2,000	2,000
Compass EMP Alternative Asset Fund	2,000	0
Eventide Gilead Fund	2,000	2,000

(d)
All Other Fees.  The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2010 and 2009 respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2010 and 2009 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Catalyst Funds

By Christopher F. Anci	/s/ Christopher F. Anci
President,
Date: September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci
President
Date: September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley
Treasurer
Date: September 3, 2010